Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, offered through RiverSource® Retirement Advisor Advantage Variable Annuity and RiverSource® Retirement Advisor Select Variable Annuity sponsored by RiverSource Life Insurance Co. of New York, as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 22, 2022

We have served as the auditor of one or more of the divisions of RiverSource of New York Variable Annuity Account since 2010.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	1

Statement of Assets and Liabilities

December 31, 2021	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	Allspg VT Index Asset Alloc, Cl 2
Assets
Investments, at fair value(1),(2)	$866,153	$680,893	$5,256,291	$4,426,711	$2,588,488
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	90	—	60	978	—
Receivable for share redemptions	861	524	4,000	3,487	1,986
Total assets	867,104	681,417	5,260,351	4,431,176	2,590,474

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	861	524	3,909	3,264	1,861
Contract terminations	—	—	91	223	125
Payable for investments purchased	90	—	60	978	—
Total liabilities	951	524	4,060	4,465	1,986
Net assets applicable to contracts in accumulation period	864,474	680,180	5,255,674	4,417,655	2,588,488
Net assets applicable to contracts in payment period	—	—	—	9,056	—
Net assets applicable to seed money	1,679	713	617	—	—
Total net assets	$866,153	$680,893	$5,256,291	$4,426,711	$2,588,488
(1) Investment shares	58,327	15,545	145,523	283,400	112,985
(2) Investments, at cost	$737,300	$392,741	$3,695,356	$4,212,290	$1,899,167

December 31, 2021 (continued)	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl II
Assets
Investments, at fair value(1),(2)	$1,142,400	$3,255,183	$6,481,313	$1,785,694	$1,199,494
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	175	70	2,253	4,474	123
Receivable for share redemptions	896	2,781	5,421	1,559	876
Total assets	1,143,471	3,258,034	6,488,987	1,791,727	1,200,493

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	896	2,616	5,421	1,559	876
Contract terminations	—	165	—	—	—
Payable for investments purchased	175	70	2,253	4,474	123
Total liabilities	1,071	2,851	7,674	6,033	999
Net assets applicable to contracts in accumulation period	1,125,014	3,151,783	6,478,745	1,784,016	1,195,042
Net assets applicable to contracts in payment period	17,217	100,699	—	—	4,265
Net assets applicable to seed money	169	2,701	2,568	1,678	187
Total net assets	$1,142,400	$3,255,183	$6,481,313	$1,785,694	$1,199,494
(1) Investment shares	562,759	92,635	461,632	202,460	80,883
(2) Investments, at cost	$1,619,568	$2,160,873	$4,983,236	$1,689,721	$753,921

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2021 (continued)	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Assets
Investments, at fair value(1),(2)	$2,145,178	$3,778,982	$11,642,338	$6,656,164	$589,875
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	317	72	1,274	1,185	—
Receivable for share redemptions	2,417	3,949	9,811	6,525	525
Total assets	2,147,912	3,783,003	11,653,423	6,663,874	590,400

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,740	3,028	9,780	5,910	525
Contract terminations	677	921	31	615	—
Payable for investments purchased	317	72	1,274	1,185	—
Total liabilities	2,734	4,021	11,085	7,710	525
Net assets applicable to contracts in accumulation period	2,144,957	3,778,537	11,604,251	6,534,700	589,736
Net assets applicable to contracts in payment period	—	—	36,590	120,545	—
Net assets applicable to seed money	221	445	1,497	919	139
Total net assets	$2,145,178	$3,778,982	$11,642,338	$6,656,164	$589,875
(1) Investment shares	85,636	124,145	850,426	462,876	212,185
(2) Investments, at cost	$1,498,456	$2,320,382	$7,588,914	$7,169,367	$426,842

December 31, 2021 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3
Assets
Investments, at fair value(1),(2)	$51,780,246	$753,755	$5,556,921	$21,945,892	$23,276,838
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	5,172	100	281	514	1,342
Receivable for share redemptions	72,333	662	5,178	21,187	24,530
Total assets	51,857,751	754,517	5,562,380	21,967,593	23,302,710

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	48,267	662	5,178	20,323	19,284
Contract terminations	24,066	—	—	864	5,246
Payable for investments purchased	5,172	100	281	514	1,342
Total liabilities	77,505	762	5,459	21,701	25,872
Net assets applicable to contracts in accumulation period	51,588,278	751,866	5,556,490	21,816,748	23,067,831
Net assets applicable to contracts in payment period	191,625	—	—	128,420	209,007
Net assets applicable to seed money	343	1,889	431	724	—
Total net assets	$51,780,246	$753,755	$5,556,921	$21,945,892	$23,276,838
(1) Investment shares	1,238,466	133,408	139,867	251,356	625,721
(2) Investments, at cost	$32,999,019	$689,965	$3,143,477	$6,457,535	$8,619,320

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	3

Statement of Assets and Liabilities

December 31, 2021 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$1,477,975	$7,130,052	$3,335,010	$6,995,299	$6,497,354
Dividends receivable	—	—	—	2	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	857	5,042	1,110	622	855
Receivable for share redemptions	1,241	6,151	2,743	5,794	5,732
Total assets	1,480,073	7,141,245	3,338,863	7,001,717	6,503,941

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,241	6,151	2,735	5,794	5,509
Contract terminations	—	—	8	—	223
Payable for investments purchased	857	5,042	1,110	622	855
Total liabilities	2,098	11,193	3,853	6,416	6,587
Net assets applicable to contracts in accumulation period	1,477,058	7,067,251	3,326,448	6,980,116	6,455,421
Net assets applicable to contracts in payment period	—	62,801	8,462	15,184	41,931
Net assets applicable to seed money	917	—	100	1	2
Total net assets	$1,477,975	$7,130,052	$3,335,010	$6,995,301	$6,497,354
(1) Investment shares	157,903	369,050	383,335	6,995,299	951,296
(2) Investments, at cost	$1,532,605	$5,746,219	$3,856,268	$6,995,220	$6,366,150

December 31, 2021 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Assets
Investments, at fair value(1),(2)	$5,690,279	$15,328,061	$5,239,854	$66,822,495	$3,807,697
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,148	5,952	50	4,390	139
Receivable for share redemptions	4,536	12,552	4,185	147,128	3,284
Total assets	5,697,963	15,346,565	5,244,089	66,974,013	3,811,120

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,536	12,500	3,841	57,182	3,284
Contract terminations	—	52	344	89,946	—
Payable for investments purchased	3,148	5,952	50	4,390	139
Total liabilities	7,684	18,504	4,235	151,518	3,423
Net assets applicable to contracts in accumulation period	5,671,525	15,261,865	5,239,467	66,822,109	3,806,857
Net assets applicable to contracts in payment period	18,754	66,195	—	—	—
Net assets applicable to seed money	—	1	387	386	840
Total net assets	$5,690,279	$15,328,061	$5,239,854	$66,822,495	$3,807,697
(1) Investment shares	771,040	1,485,277	139,991	1,724,007	388,937
(2) Investments, at cost	$6,337,393	$15,712,611	$1,403,742	$36,443,798	$3,798,340

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2021 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$1,297,405	$4,790,719	$3,685,008	$953,079	$2,158,691
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	186	244	2,701	201	104
Receivable for share redemptions	1,108	4,621	3,391	858	1,839
Total assets	1,298,699	4,795,584	3,691,100	954,138	2,160,634

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,108	4,546	3,391	769	1,699
Contract terminations	—	75	—	89	140
Payable for investments purchased	186	244	2,701	201	104
Total liabilities	1,294	4,865	6,092	1,059	1,943
Net assets applicable to contracts in accumulation period	1,296,025	4,750,198	3,655,864	952,626	2,158,644
Net assets applicable to contracts in payment period	—	39,948	29,144	—	—
Net assets applicable to seed money	1,380	573	—	453	47
Total net assets	$1,297,405	$4,790,719	$3,685,008	$953,079	$2,158,691
(1) Investment shares	116,359	92,754	244,851	25,857	59,321
(2) Investments, at cost	$1,294,727	$1,543,101	$3,071,226	$577,248	$830,307

December 31, 2021 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP Allspg Short Dur Govt, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3
Assets
Investments, at fair value(1),(2)	$1,586,009	$3,302,094	$679,108	$2,453,038	$3,947,405
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	459	2,667	289	63	1,318
Receivable for share redemptions	1,190	2,687	532	2,094	3,085
Total assets	1,587,658	3,307,448	679,929	2,455,195	3,951,808

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,190	2,507	509	2,094	3,085
Contract terminations	—	180	23	—	—
Payable for investments purchased	459	2,667	289	63	1,318
Total liabilities	1,649	5,354	821	2,157	4,403
Net assets applicable to contracts in accumulation period	1,585,275	3,298,431	679,108	2,452,291	3,947,302
Net assets applicable to contracts in payment period	238	3,663	—	—	—
Net assets applicable to seed money	496	—	—	747	103
Total net assets	$1,586,009	$3,302,094	$679,108	$2,453,038	$3,947,405
(1) Investment shares	44,942	319,351	27,450	250,822	647,116
(2) Investments, at cost	$680,030	$3,339,528	$914,338	$2,553,991	$4,325,363

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	5

Statement of Assets and Liabilities

December 31, 2021 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Assets
Investments, at fair value(1),(2)	$6,985,273	$1,289,472	$728,735	$926,609	$3,827,349
Dividends receivable	—	—	—	—	9,272
Accounts receivable from RiverSource Life of NY for contract purchase payments	185	167	—	3	652
Receivable for share redemptions	5,657	1,099	648	868	3,092
Total assets	6,991,115	1,290,738	729,383	927,480	3,840,365

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,511	1,044	648	868	3,092
Contract terminations	146	55	—	—	—
Payable for investments purchased	185	167	—	3	9,924
Total liabilities	5,842	1,266	648	871	13,016
Net assets applicable to contracts in accumulation period	6,985,250	1,284,511	727,506	925,526	3,819,837
Net assets applicable to contracts in payment period	—	4,430	—	—	5,478
Net assets applicable to seed money	23	531	1,229	1,083	2,034
Total net assets	$6,985,273	$1,289,472	$728,735	$926,609	$3,827,349
(1) Investment shares	118,919	30,255	71,523	61,324	421,051
(2) Investments, at cost	$2,721,736	$728,075	$700,327	$822,085	$3,885,121

December 31, 2021 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$45,829,872	$7,249,226	$27,803,410	$3,108,471	$8,972,699
Dividends receivable	3,424,625	136,103	3,627,930	114,419	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	827	181	93	428	504
Receivable for share redemptions	77,763	5,850	33,345	3,023	39,184
Total assets	49,333,087	7,391,360	31,464,778	3,226,341	9,012,387

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	38,942	5,474	22,510	2,376	7,944
Contract terminations	38,821	376	10,835	647	31,240
Payable for investments purchased	3,425,452	136,284	3,628,023	114,847	504
Total liabilities	3,503,215	142,134	3,661,368	117,870	39,688
Net assets applicable to contracts in accumulation period	45,808,290	7,077,833	27,774,645	3,107,658	8,971,876
Net assets applicable to contracts in payment period	19,565	170,875	26,908	675	—
Net assets applicable to seed money	2,017	518	1,857	138	823
Total net assets	$45,829,872	$7,249,226	$27,803,410	$3,108,471	$8,972,699
(1) Investment shares	872,784	285,178	705,849	107,411	772,842
(2) Investments, at cost	$32,138,157	$4,751,273	$23,217,906	$2,107,221	$8,930,102

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2021 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value(1),(2)	$2,827,388	$4,247,122	$9,988,506	$8,656,216	$7,657,789
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	40	3,010	643	157	—
Receivable for share redemptions	4,386	3,994	8,319	13,073	9,642
Total assets	2,831,814	4,254,126	9,997,468	8,669,446	7,667,431

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,107	3,994	8,300	7,360	5,678
Contract terminations	2,279	—	19	5,713	3,964
Payable for investments purchased	40	3,010	643	157	—
Total liabilities	4,426	7,004	8,962	13,230	9,642
Net assets applicable to contracts in accumulation period	2,755,718	4,246,024	9,987,283	8,654,542	7,603,047
Net assets applicable to contracts in payment period	71,670	—	—	—	54,742
Net assets applicable to seed money	—	1,098	1,223	1,674	—
Total net assets	$2,827,388	$4,247,122	$9,988,506	$8,656,216	$7,657,789
(1) Investment shares	161,842	253,408	520,235	493,513	392,305
(2) Investments, at cost	$2,627,713	$3,887,910	$9,354,068	$7,790,143	$6,131,663

December 31, 2021 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$669,316	$4,784,020	$2,346,357	$1,351,562	$5,001,409
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	3,345	4,047	—
Receivable for share redemptions	948	4,534	1,794	1,268	4,789
Total assets	670,264	4,788,554	2,351,496	1,356,877	5,006,198

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	561	3,691	1,794	1,268	3,808
Contract terminations	387	843	—	—	981
Payable for investments purchased	—	—	3,345	4,047	—
Total liabilities	948	4,534	5,139	5,315	4,789
Net assets applicable to contracts in accumulation period	668,276	4,783,913	2,344,209	1,350,314	5,001,114
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,040	107	2,148	1,248	295
Total net assets	$669,316	$4,784,020	$2,346,357	$1,351,562	$5,001,409
(1) Investment shares	68,789	238,486	28,256	128,110	237,597
(2) Investments, at cost	$643,876	$3,956,290	$1,580,725	$1,337,919	$3,546,025

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	7

Statement of Assets and Liabilities

December 31, 2021 (continued)	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II
Assets
Investments, at fair value(1),(2)	$1,006,396	$750,867	$9,729,855	$8,438,146	$1,598,747
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	25	—	4,517	6,314	471
Receivable for share redemptions	705	599	8,358	6,806	1,272
Total assets	1,007,126	751,466	9,742,730	8,451,266	1,600,490

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	694	599	8,358	6,806	1,272
Contract terminations	11	—	—	—	—
Payable for investments purchased	25	—	4,517	6,314	471
Total liabilities	730	599	12,875	13,120	1,743
Net assets applicable to contracts in accumulation period	1,006,396	750,867	9,727,519	8,433,277	1,580,857
Net assets applicable to contracts in payment period	—	—	—	4,097	17,739
Net assets applicable to seed money	—	—	2,336	772	151
Total net assets	$1,006,396	$750,867	$9,729,855	$8,438,146	$1,598,747
(1) Investment shares	8,780	25,180	173,191	1,830,400	50,561
(2) Investments, at cost	$727,775	$551,349	$7,007,123	$9,467,993	$1,333,228

December 31, 2021 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv
Assets
Investments, at fair value(1),(2)	$2,783,813	$5,972,419	$1,603,366	$14,328,360	$1,789,490
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	106	1,190	86	919	32
Receivable for share redemptions	2,191	5,269	1,201	14,844	2,395
Total assets	2,786,110	5,978,878	1,604,653	14,344,123	1,791,917

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,156	5,260	1,201	14,844	1,558
Contract terminations	35	9	—	—	837
Payable for investments purchased	106	1,190	86	919	32
Total liabilities	2,297	6,459	1,287	15,763	2,427
Net assets applicable to contracts in accumulation period	2,760,804	5,970,446	1,603,197	14,326,293	1,788,464
Net assets applicable to contracts in payment period	22,595	—	—	—	—
Net assets applicable to seed money	414	1,973	169	2,067	1,026
Total net assets	$2,783,813	$5,972,419	$1,603,366	$14,328,360	$1,789,490
(1) Investment shares	68,365	193,721	42,105	269,634	134,852
(2) Investments, at cost	$2,279,575	$4,471,891	$1,029,718	$11,529,670	$1,782,557

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2021 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,647,021	$1,110,503	$3,715,581	$1,224,280	$4,377,887
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	309	5	46	—	228
Receivable for share redemptions	1,120	1,046	3,491	1,212	4,233
Total assets	1,648,450	1,111,554	3,719,118	1,225,492	4,382,348

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,120	788	3,144	1,212	3,370
Contract terminations	—	258	347	—	863
Payable for investments purchased	309	5	46	—	228
Total liabilities	1,429	1,051	3,537	1,212	4,461
Net assets applicable to contracts in accumulation period	1,647,021	1,110,503	3,711,659	1,222,763	4,377,719
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	3,922	1,517	168
Total net assets	$1,647,021	$1,110,503	$3,715,581	$1,224,280	$4,377,887
(1) Investment shares	78,767	27,072	68,377	83,171	161,725
(2) Investments, at cost	$836,720	$929,726	$2,274,728	$1,043,936	$3,162,025

December 31, 2021 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S
Assets
Investments, at fair value(1),(2)	$2,211,130	$5,741,753	$5,880,176	$764,535	$784,795
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	620	321	7,478	135	301
Receivable for share redemptions	1,559	5,509	5,014	658	613
Total assets	2,213,309	5,747,583	5,892,668	765,328	785,709

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,559	4,802	5,014	587	613
Contract terminations	—	707	—	71	—
Payable for investments purchased	620	321	7,478	135	301
Total liabilities	2,179	5,830	12,492	793	914
Net assets applicable to contracts in accumulation period	2,211,040	5,735,741	5,876,660	764,535	784,616
Net assets applicable to contracts in payment period	—	4,216	—	—	—
Net assets applicable to seed money	90	1,796	3,516	—	179
Total net assets	$2,211,130	$5,741,753	$5,880,176	$764,535	$784,795
(1) Investment shares	111,448	152,787	366,595	73,797	47,941
(2) Investments, at cost	$1,931,888	$4,710,955	$6,928,323	$679,237	$553,340

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	9

Statement of Assets and Liabilities

December 31, 2021 (continued)	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Assets
Investments, at fair value(1),(2)	$131,223	$4,146,180	$421,656	$6,676,140	$1,330,665
Dividends receivable	—	—	—	11,203	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	156	—	37	25
Receivable for share redemptions	118	5,466	358	5,783	977
Total assets	131,341	4,151,802	422,014	6,693,163	1,331,667

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	118	3,390	358	5,783	977
Contract terminations	—	2,076	—	—	—
Payable for investments purchased	—	156	—	11,240	25
Total liabilities	118	5,622	358	17,023	1,002
Net assets applicable to contracts in accumulation period	129,632	4,145,206	419,859	6,655,150	1,330,665
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,591	974	1,797	20,990	—
Total net assets	$131,223	$4,146,180	$421,656	$6,676,140	$1,330,665
(1) Investment shares	11,521	355,590	32,460	620,459	71,273
(2) Investments, at cost	$113,970	$3,876,218	$404,138	$6,879,230	$1,045,096

December 31, 2021 (continued)	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$592,233	$1,111,679	$1,562,822	$1,006,789	$44,159,953
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	43	55	2,677	228	8,222
Receivable for share redemptions	409	973	1,408	1,874	37,687
Total assets	592,685	1,112,707	1,566,907	1,008,891	44,205,862

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	409	797	1,408	901	37,687
Contract terminations	—	176	—	973	—
Payable for investments purchased	43	55	2,677	228	8,222
Total liabilities	452	1,028	4,085	2,102	45,909
Net assets applicable to contracts in accumulation period	587,867	1,111,284	1,561,940	1,004,960	44,159,719
Net assets applicable to contracts in payment period	4,063	—	—	—	—
Net assets applicable to seed money	303	395	882	1,829	234
Total net assets	$592,233	$1,111,679	$1,562,822	$1,006,789	$44,159,953
(1) Investment shares	34,715	22,591	119,027	114,930	1,506,651
(2) Investments, at cost	$455,678	$704,540	$1,874,833	$1,019,610	$24,410,440

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2021 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Assets
Investments, at fair value(1),(2)	$47,714,860	$32,802,093	$25,375,348	$10,877,077	$36,208,944
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	32,936	25	202	—	—
Receivable for share redemptions	37,768	29,631	21,514	9,156	30,409
Total assets	47,785,564	32,831,749	25,397,064	10,886,233	36,239,353

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	37,768	29,470	21,514	9,156	30,271
Contract terminations	—	161	—	—	138
Payable for investments purchased	32,936	25	202	—	—
Total liabilities	70,704	29,656	21,716	9,156	30,409
Net assets applicable to contracts in accumulation period	47,714,860	32,801,481	25,375,257	10,876,674	36,208,524
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	612	91	403	420
Total net assets	$47,714,860	$32,802,093	$25,375,348	$10,877,077	$36,208,944
(1) Investment shares	1,625,166	1,953,668	1,512,238	798,025	2,435,033
(2) Investments, at cost	$20,916,745	$26,633,002	$19,105,266	$8,630,225	$29,817,962

December 31, 2021 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Assets
Investments, at fair value(1),(2)	$43,039,063	$110,899,410	$713,185,086	$1,089,494,647	$502,487,179
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	53	—	34,809	24,160	3,778
Receivable for share redemptions	39,244	98,559	605,387	964,100	439,826
Total assets	43,078,360	110,997,969	713,825,282	1,090,482,907	502,930,783

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	38,410	98,559	605,061	952,839	438,384
Contract terminations	834	—	326	11,261	1,442
Payable for investments purchased	53	—	34,809	24,160	3,778
Total liabilities	39,297	98,559	640,196	988,260	443,604
Net assets applicable to contracts in accumulation period	43,038,801	110,899,138	713,184,906	1,089,494,536	502,299,342
Net assets applicable to contracts in payment period	—	—	—	—	187,677
Net assets applicable to seed money	262	272	180	111	160
Total net assets	$43,039,063	$110,899,410	$713,185,086	$1,089,494,647	$502,487,179
(1) Investment shares	3,058,924	7,168,675	38,281,540	58,512,065	22,077,644
(2) Investments, at cost	$36,637,942	$86,259,002	$476,402,665	$715,843,798	$308,156,369

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	11

Statement of Assets and Liabilities

December 31, 2021 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$432,673,372	$189,530,018	$125,937,810	$90,527,071	$78,613,670
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	880	9,765	7,424	1,125	—
Receivable for share redemptions	349,220	163,040	101,316	78,938	67,514
Total assets	433,023,472	189,702,823	126,046,550	90,607,134	78,681,184

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	349,054	162,538	101,316	78,938	65,113
Contract terminations	166	502	—	—	2,401
Payable for investments purchased	880	9,765	7,424	1,125	—
Total liabilities	350,100	172,805	108,740	80,063	67,514
Net assets applicable to contracts in accumulation period	432,673,372	189,387,844	125,937,755	90,419,396	78,613,643
Net assets applicable to contracts in payment period	—	141,896	—	107,181	—
Net assets applicable to seed money	—	278	55	494	27
Total net assets	$432,673,372	$189,530,018	$125,937,810	$90,527,071	$78,613,670
(1) Investment shares	18,985,229	7,312,115	4,851,225	4,637,657	4,019,104
(2) Investments, at cost	$213,141,774	$108,337,522	$57,322,800	$63,343,334	$46,775,892

December 31, 2021 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$1,685,775	$3,393,353	$30,735,465	$268,290,783	$150,642,654
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	182	100	52	16,436
Receivable for share redemptions	2,544	3,201	27,561	229,025	131,772
Total assets	1,688,319	3,396,736	30,763,126	268,519,860	150,790,862

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,351	2,560	27,561	227,109	131,772
Contract terminations	1,193	641	—	1,916	—
Payable for investments purchased	—	182	100	52	16,436
Total liabilities	2,544	3,383	27,661	229,077	148,208
Net assets applicable to contracts in accumulation period	1,685,689	3,393,302	30,735,136	268,290,458	150,642,344
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	86	51	329	325	310
Total net assets	$1,685,775	$3,393,353	$30,735,465	$268,290,783	$150,642,654
(1) Investment shares	47,327	91,762	2,143,338	15,652,905	9,570,690
(2) Investments, at cost	$508,741	$1,495,558	$25,867,016	$204,920,051	$118,749,778

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2021 (continued)	Wanger Intl	Wanger USA	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$8,546,627	$12,517,077	$829,632
Dividends receivable	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	128	3,799	52
Receivable for share redemptions	8,913	9,350	754
Total assets	8,555,668	12,530,226	830,438

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	6,466	9,350	754
Contract terminations	2,447	—	—
Payable for investments purchased	128	3,799	52
Total liabilities	9,041	13,149	806
Net assets applicable to contracts in accumulation period	8,534,522	12,481,418	828,500
Net assets applicable to contracts in payment period	12,105	35,659	—
Net assets applicable to seed money	—	—	1,132
Total net assets	$8,546,627	$12,517,077	$829,632
(1) Investment shares	262,006	486,289	111,510
(2) Investments, at cost	$7,031,025	$12,309,623	$846,680

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	13

Statement of Operations

Year ended December 31, 2021	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	Allspg VT Index Asset Alloc, Cl 2
Investment income
Dividend income	$13,066	$—	$32,315	$75,488	$14,576
Variable account expenses	10,767	5,876	44,421	39,259	21,035
Investment income (loss) — net	2,299	(5,876)	(12,106)	36,229	(6,459)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	277,017	134,495	688,508	642,032	261,222
Cost of investments sold	240,308	74,905	527,593	616,036	187,699
Net realized gain (loss) on sales of investments	36,709	59,590	160,915	25,996	73,523
Distributions from capital gains	—	78,448	—	—	228,206
Net change in unrealized appreciation or depreciation of investments	35,649	(7,290)	1,031,166	364,457	54,000
Net gain (loss) on investments	72,358	130,748	1,192,081	390,453	355,729
Net increase (decrease) in net assets resulting from operations	$74,657	$124,872	$1,179,975	$426,682	$349,270

Year ended December 31, 2021 (continued)	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl II
Investment income
Dividend income	$13,323	$1,261	$—	$35,063	$177
Variable account expenses	11,295	28,894	63,673	18,322	10,258
Investment income (loss) — net	2,028	(27,633)	(63,673)	16,741	(10,081)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	306,339	369,910	1,054,815	430,661	104,425
Cost of investments sold	433,259	259,464	706,277	426,910	66,713
Net realized gain (loss) on sales of investments	(126,920)	110,446	348,538	3,751	37,712
Distributions from capital gains	—	151,981	709,494	—	33,360
Net change in unrealized appreciation or depreciation of investments	203,221	405,491	(581,051)	485,988	27,674
Net gain (loss) on investments	76,301	667,918	476,981	489,739	98,746
Net increase (decrease) in net assets resulting from operations	$78,329	$640,285	$413,308	$506,480	$88,665

Year ended December 31, 2021 (continued)	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Investment income
Dividend income	$21,418	$—	$178,777	$53,196	$8,762
Variable account expenses	20,811	33,019	110,640	60,846	6,266
Investment income (loss) — net	607	(33,019)	68,137	(7,650)	2,496

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	538,779	689,564	1,427,492	443,985	271,509
Cost of investments sold	385,281	428,405	934,742	410,317	199,737
Net realized gain (loss) on sales of investments	153,498	261,159	492,750	33,668	71,772
Distributions from capital gains	—	234,614	—	1,101,181	22,613
Net change in unrealized appreciation or depreciation of investments	281,873	240,903	1,680,195	(872,977)	1,053
Net gain (loss) on investments	435,371	736,676	2,172,945	261,872	95,438
Net increase (decrease) in net assets resulting from operations	$435,978	$703,657	$2,241,082	$254,222	$97,934

See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2021 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	534,645	6,810	55,972	223,090	215,979
Investment income (loss) — net	(534,645)	(6,810)	(55,972)	(223,090)	(215,979)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,999,344	83,525	613,368	2,540,631	2,537,620
Cost of investments sold	3,214,476	84,409	361,053	863,617	1,065,034
Net realized gain (loss) on sales of investments	1,784,868	(884)	252,315	1,677,014	1,472,586
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,845,957	171,897	822,167	4,051,724	3,596,758
Net gain (loss) on investments	6,630,825	171,013	1,074,482	5,728,738	5,069,344
Net increase (decrease) in net assets resulting from operations	$6,096,180	$164,203	$1,018,510	$5,505,648	$4,853,365

Year ended December 31, 2021 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3
Investment income
Dividend income	$55,505	$81,224	$144,845	$820	$335,394
Variable account expenses	14,677	81,331	34,208	79,324	66,618
Investment income (loss) — net	40,828	(107)	110,637	(78,504)	268,776

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	162,183	1,387,997	768,572	3,832,668	891,473
Cost of investments sold	163,881	999,414	890,770	3,832,649	872,400
Net realized gain (loss) on sales of investments	(1,698)	388,583	(122,198)	19	19,073
Distributions from capital gains	—	298,069	—	816	—
Net change in unrealized appreciation or depreciation of investments	(88,376)	(1,320,882)	19,421	(18)	(36,226)
Net gain (loss) on investments	(90,074)	(634,230)	(102,777)	817	(17,153)
Net increase (decrease) in net assets resulting from operations	$(49,246)	$(634,337)	$7,860	$(77,687)	$251,623

Year ended December 31, 2021 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Investment income
Dividend income	$524,490	$515,716	$—	$—	$54,713
Variable account expenses	54,638	156,141	43,330	632,652	38,701
Investment income (loss) — net	469,852	359,575	(43,330)	(632,652)	16,012

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	764,289	2,465,440	864,575	11,532,876	1,150,408
Cost of investments sold	833,612	2,366,684	262,173	6,902,872	1,132,320
Net realized gain (loss) on sales of investments	(69,323)	98,756	602,402	4,630,004	18,088
Distributions from capital gains	—	1,158,811	—	—	—
Net change in unrealized appreciation or depreciation of investments	(198,560)	(1,823,743)	647,077	10,937,756	(105,214)
Net gain (loss) on investments	(267,883)	(566,176)	1,249,479	15,567,760	(87,126)
Net increase (decrease) in net assets resulting from operations	$201,969	$(206,601)	$1,206,149	$14,935,108	$(71,114)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	15

Statement of Operations

Year ended December 31, 2021 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 3
Investment income
Dividend income	$24,573	$—	$45,012	$—	$—
Variable account expenses	13,426	52,702	40,956	8,454	18,806
Investment income (loss) — net	11,147	(52,702)	4,056	(8,454)	(18,806)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	240,389	476,731	530,494	248,939	324,691
Cost of investments sold	232,969	150,658	435,220	148,924	136,515
Net realized gain (loss) on sales of investments	7,420	326,073	95,274	100,015	188,176
Distributions from capital gains	64,831	—	77,998	—	—
Net change in unrealized appreciation or depreciation of investments	(148,944)	376,772	144,154	96,395	371,175
Net gain (loss) on investments	(76,693)	702,845	317,426	196,410	559,351
Net increase (decrease) in net assets resulting from operations	$(65,546)	$650,143	$321,482	$187,956	$540,545

Year ended December 31, 2021 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP Allspg Short Dur Govt, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3
Investment income
Dividend income	$—	$67,367	$31,364	$44,721	$28,003
Variable account expenses	13,416	31,275	5,777	46,568	37,474
Investment income (loss) — net	(13,416)	36,092	25,587	(1,847)	(9,471)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	210,391	699,295	111,074	5,202,235	821,760
Cost of investments sold	93,689	684,515	156,385	5,260,964	924,529
Net realized gain (loss) on sales of investments	116,702	14,780	(45,311)	(58,729)	(102,769)
Distributions from capital gains	—	55,521	—	60,450	83,793
Net change in unrealized appreciation or depreciation of investments	276,262	(172,828)	169,706	(106,161)	171,229
Net gain (loss) on investments	392,964	(102,527)	124,395	(104,440)	152,253
Net increase (decrease) in net assets resulting from operations	$379,548	$(66,435)	$149,982	$(106,287)	$142,782

Year ended December 31, 2021 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Investment income
Dividend income	$—	$—	$11,481	$15,139	$117,366
Variable account expenses	65,013	11,279	7,867	9,804	38,271
Investment income (loss) — net	(65,013)	(11,279)	3,614	5,335	79,095

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,106,032	217,009	113,766	104,580	648,961
Cost of investments sold	447,342	127,819	99,445	94,598	658,479
Net realized gain (loss) on sales of investments	658,690	89,190	14,321	9,982	(9,518)
Distributions from capital gains	—	—	74,474	—	—
Net change in unrealized appreciation or depreciation of investments	549,954	219,950	(24,073)	73,769	37,437
Net gain (loss) on investments	1,208,644	309,140	64,722	83,751	27,919
Net increase (decrease) in net assets resulting from operations	$1,143,631	$297,861	$68,336	$89,086	$107,014

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2021 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Investment income
Dividend income	$10,834	$155,060	$93,910	$9,644	$213,365
Variable account expenses	407,354	64,152	249,241	26,813	87,134
Investment income (loss) — net	(396,520)	90,908	(155,331)	(17,169)	126,231

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,681,818	1,273,087	3,988,960	302,622	2,284,421
Cost of investments sold	3,809,586	846,283	2,906,895	206,653	2,214,957
Net realized gain (loss) on sales of investments	1,872,232	426,804	1,082,065	95,969	69,464
Distributions from capital gains	5,246,285	334,668	4,321,238	223,259	137,670
Net change in unrealized appreciation or depreciation of investments	2,629,882	722,279	277,823	194,944	(143,107)
Net gain (loss) on investments	9,748,399	1,483,751	5,681,126	514,172	64,027
Net increase (decrease) in net assets resulting from operations	$9,351,879	$1,574,659	$5,525,795	$497,003	$190,258

Year ended December 31, 2021 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$24,831	$183,119	$280,645	$87,585	$33,455
Variable account expenses	24,245	43,364	96,416	86,118	63,233
Investment income (loss) — net	586	139,755	184,229	1,467	(29,778)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	606,603	406,131	1,732,098	1,934,107	1,340,921
Cost of investments sold	617,700	386,566	1,659,166	1,788,674	1,054,407
Net realized gain (loss) on sales of investments	(11,097)	19,565	72,932	145,433	286,514
Distributions from capital gains	63,886	—	—	231,917	984,543
Net change in unrealized appreciation or depreciation of investments	581,674	394,694	1,317,471	1,458,743	631,072
Net gain (loss) on investments	634,463	414,259	1,390,403	1,836,093	1,902,129
Net increase (decrease) in net assets resulting from operations	$635,049	$554,014	$1,574,632	$1,837,560	$1,872,351

Year ended December 31, 2021 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$8,757	$36,302	$—	$39,850	$77,020
Variable account expenses	5,890	42,313	22,013	14,615	44,356
Investment income (loss) — net	2,867	(6,011)	(22,013)	25,235	32,664

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	77,892	897,387	402,032	103,978	1,035,625
Cost of investments sold	72,682	606,668	228,794	102,196	807,050
Net realized gain (loss) on sales of investments	5,210	290,719	173,238	1,782	228,575
Distributions from capital gains	—	1,046,320	288,813	42,875	—
Net change in unrealized appreciation or depreciation of investments	11,583	(166,515)	(188,093)	32,618	1,088,792
Net gain (loss) on investments	16,793	1,170,524	273,958	77,275	1,317,367
Net increase (decrease) in net assets resulting from operations	$19,660	$1,164,513	$251,945	$102,510	$1,350,031

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	17

Statement of Operations

Year ended December 31, 2021 (continued)	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II
Investment income
Dividend income	$—	$15,503	$—	$379,190	$45
Variable account expenses	7,811	6,747	96,204	83,971	14,848
Investment income (loss) — net	(7,811)	8,756	(96,204)	295,219	(14,803)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	82,938	68,576	1,283,034	1,390,149	362,144
Cost of investments sold	55,476	53,719	905,696	1,500,113	283,067
Net realized gain (loss) on sales of investments	27,462	14,857	377,338	(109,964)	79,077
Distributions from capital gains	103,197	2,806	497,765	—	171,594
Net change in unrealized appreciation or depreciation of investments	36,919	90,621	441,040	(605,461)	(71,416)
Net gain (loss) on investments	167,578	108,284	1,316,143	(715,425)	179,255
Net increase (decrease) in net assets resulting from operations	$159,767	$117,040	$1,219,939	$(420,206)	$164,452

Year ended December 31, 2021 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv
Investment income
Dividend income	$29,969	$10,617	$—	$85,040	$27,436
Variable account expenses	25,866	60,008	14,446	147,516	16,926
Investment income (loss) — net	4,103	(49,391)	(14,446)	(62,476)	10,510

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	338,040	682,340	317,719	937,808	159,665
Cost of investments sold	256,074	492,942	185,405	784,633	156,557
Net realized gain (loss) on sales of investments	81,966	189,398	132,314	153,175	3,108
Distributions from capital gains	193,076	371,235	153,653	89,208	38,944
Net change in unrealized appreciation or depreciation of investments	(148,024)	554,537	(59,950)	1,596,726	(83,282)
Net gain (loss) on investments	127,018	1,115,170	226,017	1,839,109	(41,230)
Net increase (decrease) in net assets resulting from operations	$131,121	$1,065,779	$211,571	$1,776,633	$(30,720)

Year ended December 31, 2021 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$1,841	$11,241	$594	$32,379	$1,345
Variable account expenses	12,786	9,252	35,741	13,272	38,101
Investment income (loss) — net	(10,945)	1,989	(35,147)	19,107	(36,756)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	120,650	140,195	588,035	24,134	660,799
Cost of investments sold	63,865	122,025	370,211	21,448	475,685
Net realized gain (loss) on sales of investments	56,785	18,170	217,824	2,686	185,114
Distributions from capital gains	211,101	—	189,409	—	555,949
Net change in unrealized appreciation or depreciation of investments	(13,158)	109,308	248,808	93,489	220,263
Net gain (loss) on investments	254,728	127,478	656,041	96,175	961,326
Net increase (decrease) in net assets resulting from operations	$243,783	$129,467	$620,894	$115,282	$924,570

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2021 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S
Investment income
Dividend income	$—	$81,887	$—	$18,600	$2,501
Variable account expenses	20,213	52,306	64,178	7,091	7,187
Investment income (loss) — net	(20,213)	29,581	(64,178)	11,509	(4,686)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	406,955	1,565,425	1,870,098	227,821	103,454
Cost of investments sold	291,261	1,336,207	1,694,525	218,314	74,405
Net realized gain (loss) on sales of investments	115,694	229,218	175,573	9,507	29,049
Distributions from capital gains	438,207	184,570	2,720,086	—	11,432
Net change in unrealized appreciation or depreciation of investments	(493,668)	190,635	(3,678,807)	140,622	55,129
Net gain (loss) on investments	60,233	604,423	(783,148)	150,129	95,610
Net increase (decrease) in net assets resulting from operations	$40,020	$634,004	$(847,326)	$161,638	$90,924

Year ended December 31, 2021 (continued)	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Investment income
Dividend income	$375	$435,502	$8,462	$105,170	$13,793
Variable account expenses	1,351	39,060	3,842	64,716	10,950
Investment income (loss) — net	(976)	396,442	4,620	40,454	2,843

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	20,810	508,385	9,145	520,416	127,002
Cost of investments sold	18,945	468,593	8,758	523,209	105,282
Net realized gain (loss) on sales of investments	1,865	39,792	387	(2,793)	21,720
Distributions from capital gains	7,753	—	38,408	259,985	99,100
Net change in unrealized appreciation or depreciation of investments	10,968	115,365	(4,728)	(437,244)	90,542
Net gain (loss) on investments	20,586	155,157	34,067	(180,052)	211,362
Net increase (decrease) in net assets resulting from operations	$19,610	$551,599	$38,687	$(139,598)	$214,205

Year ended December 31, 2021 (continued)	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Investment income
Dividend income	$6,880	$1,576	$—	$126,540	$—
Variable account expenses	4,794	9,518	16,535	10,798	433,606
Investment income (loss) — net	2,086	(7,942)	(16,535)	115,742	(433,606)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	26,305	265,563	250,418	287,421	7,887,835
Cost of investments sold	20,386	174,103	301,323	256,748	4,298,726
Net realized gain (loss) on sales of investments	5,919	91,460	(50,905)	30,673	3,589,109
Distributions from capital gains	21,217	105,043	—	—	—
Net change in unrealized appreciation or depreciation of investments	14,971	36,057	(30,255)	(332,832)	2,668,089
Net gain (loss) on investments	42,107	232,560	(81,160)	(302,159)	6,257,198
Net increase (decrease) in net assets resulting from operations	$44,193	$224,618	$(97,695)	$(186,417)	$5,823,592
See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	19

Statement of Operations

Year ended December 31, 2021 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	435,089	363,159	269,521	103,908	297,118
Investment income (loss) — net	(435,089)	(363,159)	(269,521)	(103,908)	(297,118)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,426,011	9,415,946	7,677,332	789,862	1,604,820
Cost of investments sold	2,056,182	7,534,522	5,721,874	651,593	1,364,540
Net realized gain (loss) on sales of investments	2,369,829	1,881,424	1,955,458	138,269	240,280
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,372,146	(920,076)	(1,219,673)	910,704	3,363,584
Net gain (loss) on investments	6,741,975	961,348	735,785	1,048,973	3,603,864
Net increase (decrease) in net assets resulting from operations	$6,306,886	$598,189	$466,264	$945,065	$3,306,746

Year ended December 31, 2021 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	484,820	1,164,023	6,935,015	11,098,138	5,100,607
Investment income (loss) — net	(484,820)	(1,164,023)	(6,935,015)	(11,098,138)	(5,100,607)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,674,085	15,448,388	56,115,871	87,419,152	58,011,445
Cost of investments sold	16,152,336	12,159,236	37,858,006	58,307,995	35,642,692
Net realized gain (loss) on sales of investments	2,521,749	3,289,152	18,257,865	29,111,157	22,368,753
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,362,108)	2,741,408	58,993,517	60,486,260	20,334,966
Net gain (loss) on investments	1,159,641	6,030,560	77,251,382	89,597,417	42,703,719
Net increase (decrease) in net assets resulting from operations	$674,821	$4,866,537	$70,316,367	$78,499,279	$37,603,112

Year ended December 31, 2021 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,235,022	1,912,678	1,226,904	963,722	803,015
Investment income (loss) — net	(4,235,022)	(1,912,678)	(1,226,904)	(963,722)	(803,015)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	68,468,681	39,295,108	24,438,812	15,643,823	13,360,550
Cost of investments sold	34,679,123	21,865,001	11,422,766	11,076,210	8,061,017
Net realized gain (loss) on sales of investments	33,789,558	17,430,107	13,016,046	4,567,613	5,299,533
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,226,338	4,722,567	2,228,731	734,406	(626,125)
Net gain (loss) on investments	39,015,896	22,152,674	15,244,777	5,302,019	4,673,408
Net increase (decrease) in net assets resulting from operations	$34,780,874	$20,239,996	$14,017,873	$4,338,297	$3,870,393

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2021 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	15,421	31,274	324,840	2,427,011	1,442,732
Investment income (loss) — net	(15,421)	(31,274)	(324,840)	(2,427,011)	(1,442,732)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	344,701	960,147	9,827,679	17,272,066	16,818,856
Cost of investments sold	117,818	443,094	8,704,625	13,764,519	13,926,029
Net realized gain (loss) on sales of investments	226,883	517,053	1,123,054	3,507,547	2,892,827
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	194,707	258,170	939,327	31,136,329	12,263,708
Net gain (loss) on investments	421,590	775,223	2,062,381	34,643,876	15,156,535
Net increase (decrease) in net assets resulting from operations	$406,169	$743,949	$1,737,541	$32,216,865	$13,713,803

Year ended December 31, 2021 (continued)			Wanger Intl	Wanger USA	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income			$46,500	$97,057	$34,179
Variable account expenses			74,757	116,356	8,650
Investment income (loss) — net			(28,257)	(19,299)	25,529

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales			1,287,863	2,180,941	73,982
Cost of investments sold			1,131,855	2,096,779	72,863
Net realized gain (loss) on sales of investments			156,008	84,162	1,119
Distributions from capital gains			128,151	432,037	—
Net change in unrealized appreciation or depreciation of investments			1,122,372	567,744	(27,800)
Net gain (loss) on investments			1,406,531	1,083,943	(26,681)
Net increase (decrease) in net assets resulting from operations			$1,378,274	$1,064,644	$(1,152)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	21

Statement of Changes in Net Assets

Year ended December 31, 2021	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	Allspg VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$2,299	$(5,876)	$(12,106)	$36,229	$(6,459)
Net realized gain (loss) on sales of investments	36,709	59,590	160,915	25,996	73,523
Distributions from capital gains	—	78,448	—	—	228,206
Net change in unrealized appreciation or depreciation of investments	35,649	(7,290)	1,031,166	364,457	54,000
Net increase (decrease) in net assets resulting from operations	74,657	124,872	1,179,975	426,682	349,270

Contract transactions
Contract purchase payments	116,599	4,226	30,345	72,842	34,844
Net transfers(1)	(1,037)	22,222	6,509	17,320	(3,127)
Transfers for policy loans	—	—	1,987	9,294	12,273
Adjustments to net assets allocated to contracts in payment period	—	—	—	(975)	—
Contract charges	(292)	(732)	(2,538)	(6,031)	(1,587)
Contract terminations:
Surrender benefits	(263,151)	(107,860)	(439,665)	(427,366)	(147,070)
Death benefits	—	(2,486)	(113,402)	(49,505)	(63,467)
Increase (decrease) from contract transactions	(147,881)	(84,630)	(516,764)	(384,421)	(168,134)
Net assets at beginning of year	939,377	640,651	4,593,080	4,384,450	2,407,352
Net assets at end of year	$866,153	$680,893	$5,256,291	$4,426,711	$2,588,488

Accumulation unit activity
Units outstanding at beginning of year	701,794	211,542	1,648,132	2,729,445	740,635
Units purchased	86,010	11,395	25,327	129,533	21,570
Units redeemed	(188,212)	(36,869)	(185,157)	(281,614)	(69,862)
Units outstanding at end of year	599,592	186,068	1,488,302	2,577,364	692,343

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl II
Operations
Investment income (loss) — net	$2,028	$(27,633)	$(63,673)	$16,741	$(10,081)
Net realized gain (loss) on sales of investments	(126,920)	110,446	348,538	3,751	37,712
Distributions from capital gains	—	151,981	709,494	—	33,360
Net change in unrealized appreciation or depreciation of investments	203,221	405,491	(581,051)	485,988	27,674
Net increase (decrease) in net assets resulting from operations	78,329	640,285	413,308	506,480	88,665

Contract transactions
Contract purchase payments	7,508	112,529	531,623	290,362	6,687
Net transfers(1)	(40,105)	(81,319)	204,526	(81,168)	(172)
Transfers for policy loans	—	1,689	(2,731)	236	—
Adjustments to net assets allocated to contracts in payment period	(1,219)	(8,308)	—	—	(251)
Contract charges	(2,289)	(1,050)	(2,344)	(452)	(329)
Contract terminations:
Surrender benefits	(203,559)	(184,820)	(508,830)	(200,038)	(40,149)
Death benefits	(15,713)	(9,956)	(135,069)	(6,741)	(10,108)
Increase (decrease) from contract transactions	(255,377)	(171,235)	87,175	2,199	(44,322)
Net assets at beginning of year	1,319,448	2,786,133	5,980,830	1,277,015	1,155,151
Net assets at end of year	$1,142,400	$3,255,183	$6,481,313	$1,785,694	$1,199,494

Accumulation unit activity
Units outstanding at beginning of year	825,927	671,233	1,085,018	1,815,791	432,063
Units purchased	4,471	30,974	127,884	394,712	11,928
Units redeemed	(154,801)	(66,824)	(116,502)	(345,381)	(26,839)
Units outstanding at end of year	675,597	635,383	1,096,400	1,865,122	417,152

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	23

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$607	$(33,019)	$68,137	$(7,650)	$2,496
Net realized gain (loss) on sales of investments	153,498	261,159	492,750	33,668	71,772
Distributions from capital gains	—	234,614	—	1,101,181	22,613
Net change in unrealized appreciation or depreciation of investments	281,873	240,903	1,680,195	(872,977)	1,053
Net increase (decrease) in net assets resulting from operations	435,978	703,657	2,241,082	254,222	97,934

Contract transactions
Contract purchase payments	37,097	8,482	593,505	1,555,236	3,858
Net transfers(1)	(187,551)	437,775	(91,740)	1,222,767	(7,287)
Transfers for policy loans	203	236	6,616	(242)	953
Adjustments to net assets allocated to contracts in payment period	—	—	(2,280)	119,615	—
Contract charges	(975)	(3,013)	(4,004)	(1,147)	(528)
Contract terminations:
Surrender benefits	(269,303)	(512,622)	(726,387)	(184,670)	(212,988)
Death benefits	(11,759)	(7,378)	(170,864)	(20,601)	(44,739)
Increase (decrease) from contract transactions	(432,288)	(76,520)	(395,154)	2,690,958	(260,731)
Net assets at beginning of year	2,141,488	3,151,845	9,796,410	3,710,984	752,672
Net assets at end of year	$2,145,178	$3,778,982	$11,642,338	$6,656,164	$589,875

Accumulation unit activity
Units outstanding at beginning of year	751,572	612,944	3,381,445	2,193,358	318,110
Units purchased	15,014	80,766	194,822	1,603,734	1,918
Units redeemed	(141,386)	(91,138)	(310,767)	(128,076)	(102,352)
Units outstanding at end of year	625,200	602,572	3,265,500	3,669,016	217,676

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3
Operations
Investment income (loss) — net	$(534,645)	$(6,810)	$(55,972)	$(223,090)	$(215,979)
Net realized gain (loss) on sales of investments	1,784,868	(884)	252,315	1,677,014	1,472,586
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,845,957	171,897	822,167	4,051,724	3,596,758
Net increase (decrease) in net assets resulting from operations	6,096,180	164,203	1,018,510	5,505,648	4,853,365

Contract transactions
Contract purchase payments	2,310,184	50,681	371,767	116,227	203,993
Net transfers(1)	4,319,085	83,622	311,792	(301,831)	(399,114)
Transfers for policy loans	2,695	138	(1,244)	17,101	15,086
Adjustments to net assets allocated to contracts in payment period	(24,291)	—	—	(23,074)	(17,902)
Contract charges	(13,331)	(49)	(510)	(16,960)	(14,021)
Contract terminations:
Surrender benefits	(4,059,832)	(23,678)	(297,531)	(1,746,313)	(1,470,132)
Death benefits	(407,391)	—	(25,586)	(184,784)	(259,195)
Increase (decrease) from contract transactions	2,127,119	110,714	358,688	(2,139,634)	(1,941,285)
Net assets at beginning of year	43,556,947	478,838	4,179,723	18,579,878	20,364,758
Net assets at end of year	$51,780,246	$753,755	$5,556,921	$21,945,892	$23,276,838

Accumulation unit activity
Units outstanding at beginning of year	15,996,004	891,636	1,655,931	5,964,618	6,509,050
Units purchased	2,385,534	263,206	293,742	54,645	61,938
Units redeemed	(1,585,528)	(81,613)	(153,664)	(673,868)	(603,263)
Units outstanding at end of year	16,796,010	1,073,229	1,796,009	5,345,395	5,967,725

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	25

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$40,828	$(107)	$110,637	$(78,504)	$268,776
Net realized gain (loss) on sales of investments	(1,698)	388,583	(122,198)	19	19,073
Distributions from capital gains	—	298,069	—	816	—
Net change in unrealized appreciation or depreciation of investments	(88,376)	(1,320,882)	19,421	(18)	(36,226)
Net increase (decrease) in net assets resulting from operations	(49,246)	(634,337)	7,860	(77,687)	251,623

Contract transactions
Contract purchase payments	171,524	73,961	21,250	138,207	38,086
Net transfers(1)	38,431	345,385	148,980	(1,415,834)	31,958
Transfers for policy loans	—	6,403	3,289	11,099	3,675
Adjustments to net assets allocated to contracts in payment period	—	(2,850)	(79)	(782)	(4,179)
Contract charges	(205)	(8,136)	(7,166)	(7,335)	(3,180)
Contract terminations:
Surrender benefits	(38,702)	(908,022)	(464,070)	(1,287,301)	(463,249)
Death benefits	(10,079)	(108,151)	(126,874)	(369,253)	(107,892)
Increase (decrease) from contract transactions	160,969	(601,410)	(424,670)	(2,931,199)	(504,781)
Net assets at beginning of year	1,366,252	8,365,799	3,751,820	10,004,187	6,750,512
Net assets at end of year	$1,477,975	$7,130,052	$3,335,010	$6,995,301	$6,497,354

Accumulation unit activity
Units outstanding at beginning of year	1,171,398	2,264,940	2,296,360	9,565,581	2,231,438
Units purchased	208,191	163,627	143,050	197,786	76,691
Units redeemed	(66,543)	(290,752)	(396,937)	(3,073,046)	(237,447)
Units outstanding at end of year	1,313,046	2,137,815	2,042,473	6,690,321	2,070,682

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Operations
Investment income (loss) — net	$469,852	$359,575	$(43,330)	$(632,652)	$16,012
Net realized gain (loss) on sales of investments	(69,323)	98,756	602,402	4,630,004	18,088
Distributions from capital gains	—	1,158,811	—	—	—
Net change in unrealized appreciation or depreciation of investments	(198,560)	(1,823,743)	647,077	10,937,756	(105,214)
Net increase (decrease) in net assets resulting from operations	201,969	(206,601)	1,206,149	14,935,108	(71,114)

Contract transactions
Contract purchase payments	39,668	109,177	25,279	4,344,539	546,462
Net transfers(1)	144,009	296,168	(69,581)	(800,675)	348,031
Transfers for policy loans	2,909	10,993	—	(124,433)	(8,574)
Adjustments to net assets allocated to contracts in payment period	(1,801)	(9,640)	—	—	—
Contract charges	(9,763)	(24,076)	(4,703)	(19,516)	(1,556)
Contract terminations:
Surrender benefits	(514,476)	(1,475,965)	(599,059)	(8,439,865)	(378,788)
Death benefits	(84,348)	(372,626)	(104,962)	(382,192)	(163,717)
Increase (decrease) from contract transactions	(423,802)	(1,465,969)	(753,026)	(5,422,142)	341,858
Net assets at beginning of year	5,912,112	17,000,631	4,786,731	57,309,529	3,536,953
Net assets at end of year	$5,690,279	$15,328,061	$5,239,854	$66,822,495	$3,807,697

Accumulation unit activity
Units outstanding at beginning of year	2,515,419	8,247,852	2,057,127	18,223,436	3,032,744
Units purchased	91,154	231,662	15,045	1,352,170	1,019,896
Units redeemed	(265,134)	(942,595)	(297,105)	(2,856,428)	(734,691)
Units outstanding at end of year	2,341,439	7,536,919	1,775,067	16,719,178	3,317,949

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	27

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$11,147	$(52,702)	$4,056	$(8,454)	$(18,806)
Net realized gain (loss) on sales of investments	7,420	326,073	95,274	100,015	188,176
Distributions from capital gains	64,831	—	77,998	—	—
Net change in unrealized appreciation or depreciation of investments	(148,944)	376,772	144,154	96,395	371,175
Net increase (decrease) in net assets resulting from operations	(65,546)	650,143	321,482	187,956	540,545

Contract transactions
Contract purchase payments	43,809	63,685	38,235	14,958	16,677
Net transfers(1)	(155,157)	(24,111)	(31,065)	114,124	(70,936)
Transfers for policy loans	636	3,105	4,764	109	1,833
Adjustments to net assets allocated to contracts in payment period	—	(2,608)	(4,186)	—	—
Contract charges	(496)	(1,348)	(1,744)	(619)	(1,432)
Contract terminations:
Surrender benefits	(14,402)	(264,896)	(314,856)	(133,553)	(156,671)
Death benefits	(7,369)	(27,687)	(33,123)	—	(22,372)
Increase (decrease) from contract transactions	(132,979)	(253,860)	(341,975)	(4,981)	(232,901)
Net assets at beginning of year	1,495,930	4,394,436	3,705,501	770,104	1,851,047
Net assets at end of year	$1,297,405	$4,790,719	$3,685,008	$953,079	$2,158,691

Accumulation unit activity
Units outstanding at beginning of year	1,060,303	1,254,067	2,054,014	272,688	635,304
Units purchased	40,351	26,552	51,697	48,595	8,366
Units redeemed	(137,887)	(98,992)	(234,014)	(50,044)	(75,330)
Units outstanding at end of year	962,767	1,181,627	1,871,697	271,239	568,340

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP Allspg Short Dur Govt, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(13,416)	$36,092	$25,587	$(1,847)	$(9,471)
Net realized gain (loss) on sales of investments	116,702	14,780	(45,311)	(58,729)	(102,769)
Distributions from capital gains	—	55,521	—	60,450	83,793
Net change in unrealized appreciation or depreciation of investments	276,262	(172,828)	169,706	(106,161)	171,229
Net increase (decrease) in net assets resulting from operations	379,548	(66,435)	149,982	(106,287)	142,782

Contract transactions
Contract purchase payments	14,849	40,133	14,336	608,048	10,926
Net transfers(1)	20,036	157,554	19,758	(4,622,374)	304,490
Transfers for policy loans	776	(6,682)	228	2,658	(164)
Adjustments to net assets allocated to contracts in payment period	(400)	(2,480)	—	—	—
Contract charges	(854)	(2,356)	(462)	(1,416)	(12,725)
Contract terminations:
Surrender benefits	(116,824)	(294,943)	(53,165)	(202,580)	(582,027)
Death benefits	(15,229)	(33,161)	(5,561)	(78,817)	(76,279)
Increase (decrease) from contract transactions	(97,646)	(141,935)	(24,866)	(4,294,481)	(355,779)
Net assets at beginning of year	1,304,107	3,510,464	553,992	6,853,806	4,160,402
Net assets at end of year	$1,586,009	$3,302,094	$679,108	$2,453,038	$3,947,405

Accumulation unit activity
Units outstanding at beginning of year	413,266	2,429,002	1,174,179	6,745,769	2,490,602
Units purchased	24,451	272,899	106,718	645,897	193,913
Units redeemed	(44,179)	(366,891)	(147,062)	(4,946,195)	(398,611)
Units outstanding at end of year	393,538	2,335,010	1,133,835	2,445,471	2,285,904

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	29

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Operations
Investment income (loss) — net	$(65,013)	$(11,279)	$3,614	$5,335	$79,095
Net realized gain (loss) on sales of investments	658,690	89,190	14,321	9,982	(9,518)
Distributions from capital gains	—	—	74,474	—	—
Net change in unrealized appreciation or depreciation of investments	549,954	219,950	(24,073)	73,769	37,437
Net increase (decrease) in net assets resulting from operations	1,143,631	297,861	68,336	89,086	107,014

Contract transactions
Contract purchase payments	40,390	12,590	33,738	175,017	25,388
Net transfers(1)	(171,893)	188,189	(3,184)	(17,910)	90,950
Transfers for policy loans	(7,411)	(1,709)	—	—	446
Adjustments to net assets allocated to contracts in payment period	—	(1,534)	—	—	(530)
Contract charges	(6,913)	(932)	(246)	(107)	(4,656)
Contract terminations:
Surrender benefits	(655,756)	(145,445)	(93,888)	(30,598)	(473,999)
Death benefits	(48,043)	—	—	—	(77,749)
Increase (decrease) from contract transactions	(849,626)	51,159	(63,580)	126,402	(440,150)
Net assets at beginning of year	6,691,268	940,452	723,979	711,121	4,160,485
Net assets at end of year	$6,985,273	$1,289,472	$728,735	$926,609	$3,827,349

Accumulation unit activity
Units outstanding at beginning of year	2,908,560	283,547	492,890	651,140	2,828,511
Units purchased	20,178	56,260	23,477	176,357	112,159
Units redeemed	(343,439)	(40,871)	(62,038)	(63,262)	(401,737)
Units outstanding at end of year	2,585,299	298,936	454,329	764,235	2,538,933

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(396,520)	$90,908	$(155,331)	$(17,169)	$126,231
Net realized gain (loss) on sales of investments	1,872,232	426,804	1,082,065	95,969	69,464
Distributions from capital gains	5,246,285	334,668	4,321,238	223,259	137,670
Net change in unrealized appreciation or depreciation of investments	2,629,882	722,279	277,823	194,944	(143,107)
Net increase (decrease) in net assets resulting from operations	9,351,879	1,574,659	5,525,795	497,003	190,258

Contract transactions
Contract purchase payments	5,180,225	41,410	2,033,064	35,004	1,567,069
Net transfers(1)	443,667	(269,618)	(270,052)	(35,787)	251,381
Transfers for policy loans	(9,457)	(2,198)	7,087	(2,185)	(5,431)
Adjustments to net assets allocated to contracts in payment period	(7,636)	108,570	(2,189)	(301)	—
Contract charges	(15,237)	(4,220)	(14,980)	(1,267)	(2,053)
Contract terminations:
Surrender benefits	(3,731,034)	(746,096)	(2,371,223)	(158,268)	(1,141,109)
Death benefits	(776,077)	(192,077)	(479,404)	(30,478)	(76,721)
Increase (decrease) from contract transactions	1,084,451	(1,064,229)	(1,097,697)	(193,282)	593,136
Net assets at beginning of year	35,393,542	6,738,796	23,375,312	2,804,750	8,189,305
Net assets at end of year	$45,829,872	$7,249,226	$27,803,410	$3,108,471	$8,972,699

Accumulation unit activity
Units outstanding at beginning of year	10,295,641	2,106,352	5,567,931	1,199,971	6,614,339
Units purchased	1,563,688	11,155	489,448	21,924	1,537,928
Units redeemed	(1,268,817)	(330,181)	(731,767)	(104,778)	(1,081,547)
Units outstanding at end of year	10,590,512	1,787,326	5,325,612	1,117,117	7,070,720

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	31

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$586	$139,755	$184,229	$1,467	$(29,778)
Net realized gain (loss) on sales of investments	(11,097)	19,565	72,932	145,433	286,514
Distributions from capital gains	63,886	—	—	231,917	984,543
Net change in unrealized appreciation or depreciation of investments	581,674	394,694	1,317,471	1,458,743	631,072
Net increase (decrease) in net assets resulting from operations	635,049	554,014	1,574,632	1,837,560	1,872,351

Contract transactions
Contract purchase payments	39,477	343,847	609,989	378,721	40,093
Net transfers(1)	(101,717)	148,049	(258,281)	(112,384)	(162,390)
Transfers for policy loans	438	—	(331)	675	3,753
Adjustments to net assets allocated to contracts in payment period	(960)	—	—	—	(3,348)
Contract charges	(2,190)	(712)	(3,891)	(3,423)	(5,868)
Contract terminations:
Surrender benefits	(394,141)	(209,588)	(663,675)	(1,056,832)	(500,007)
Death benefits	(33,325)	(23,319)	(198,442)	(173,783)	(529,836)
Increase (decrease) from contract transactions	(492,418)	258,277	(514,631)	(967,026)	(1,157,603)
Net assets at beginning of year	2,684,757	3,434,831	8,928,505	7,785,682	6,943,041
Net assets at end of year	$2,827,388	$4,247,122	$9,988,506	$8,656,216	$7,657,789

Accumulation unit activity
Units outstanding at beginning of year	1,214,074	2,551,709	4,290,496	2,156,175	1,277,109
Units purchased	16,630	350,113	311,374	128,066	6,746
Units redeemed	(223,345)	(168,065)	(549,988)	(352,231)	(199,438)
Units outstanding at end of year	1,007,359	2,733,757	4,051,882	1,932,010	1,084,417

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$2,867	$(6,011)	$(22,013)	$25,235	$32,664
Net realized gain (loss) on sales of investments	5,210	290,719	173,238	1,782	228,575
Distributions from capital gains	—	1,046,320	288,813	42,875	—
Net change in unrealized appreciation or depreciation of investments	11,583	(166,515)	(188,093)	32,618	1,088,792
Net increase (decrease) in net assets resulting from operations	19,660	1,164,513	251,945	102,510	1,350,031

Contract transactions
Contract purchase payments	179,947	30,726	617	27,908	36,227
Net transfers(1)	(28,908)	(92,219)	28,912	(7,053)	(464,576)
Transfers for policy loans	—	—	2,650	—	853
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(42)	(7,216)	(6,964)	(162)	(11,949)
Contract terminations:
Surrender benefits	(17,670)	(527,243)	(292,159)	(32,675)	(367,290)
Death benefits	(3,629)	(89,220)	(29,411)	—	(111,528)
Increase (decrease) from contract transactions	129,698	(685,172)	(296,355)	(11,982)	(918,263)
Net assets at beginning of year	519,958	4,304,679	2,390,767	1,261,034	4,569,641
Net assets at end of year	$669,316	$4,784,020	$2,346,357	$1,351,562	$5,001,409

Accumulation unit activity
Units outstanding at beginning of year	532,164	1,422,169	694,601	950,458	1,919,127
Units purchased	196,246	17,196	10,334	53,968	13,172
Units redeemed	(67,248)	(203,340)	(89,063)	(61,451)	(340,839)
Units outstanding at end of year	661,162	1,236,025	615,872	942,975	1,591,460

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	33

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$(7,811)	$8,756	$(96,204)	$295,219	$(14,803)
Net realized gain (loss) on sales of investments	27,462	14,857	377,338	(109,964)	79,077
Distributions from capital gains	103,197	2,806	497,765	—	171,594
Net change in unrealized appreciation or depreciation of investments	36,919	90,621	441,040	(605,461)	(71,416)
Net increase (decrease) in net assets resulting from operations	159,767	117,040	1,219,939	(420,206)	164,452

Contract transactions
Contract purchase payments	9,290	2,609	508,088	192,593	25,263
Net transfers(1)	(5,726)	(12,451)	(19,774)	89,068	45,392
Transfers for policy loans	(1,866)	708	10,158	8,731	961
Adjustments to net assets allocated to contracts in payment period	—	—	—	(813)	(4,256)
Contract charges	(396)	(197)	(1,513)	(13,095)	(805)
Contract terminations:
Surrender benefits	(20,099)	(24,251)	(699,146)	(822,796)	(214,759)
Death benefits	(12,253)	(8,550)	(120,859)	(128,991)	(12,116)
Increase (decrease) from contract transactions	(31,050)	(42,132)	(323,046)	(675,303)	(160,320)
Net assets at beginning of year	877,679	675,959	8,832,962	9,533,655	1,594,615
Net assets at end of year	$1,006,396	$750,867	$9,729,855	$8,438,146	$1,598,747

Accumulation unit activity
Units outstanding at beginning of year	582,198	310,167	2,646,270	5,726,839	478,697
Units purchased	6,343	1,367	174,480	214,901	30,283
Units redeemed	(23,449)	(18,926)	(270,696)	(627,699)	(75,170)
Units outstanding at end of year	565,092	292,608	2,550,054	5,314,041	433,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$4,103	$(49,391)	$(14,446)	$(62,476)	$10,510
Net realized gain (loss) on sales of investments	81,966	189,398	132,314	153,175	3,108
Distributions from capital gains	193,076	371,235	153,653	89,208	38,944
Net change in unrealized appreciation or depreciation of investments	(148,024)	554,537	(59,950)	1,596,726	(83,282)
Net increase (decrease) in net assets resulting from operations	131,121	1,065,779	211,571	1,776,633	(30,720)

Contract transactions
Contract purchase payments	36,987	217,207	6,036	1,530,094	296,313
Net transfers(1)	22,348	(130,014)	(1,386)	2,545,604	237,387
Transfers for policy loans	1,686	(3,182)	2,982	195	123
Adjustments to net assets allocated to contracts in payment period	(5,770)	—	—	—	—
Contract charges	(2,400)	(1,146)	(2,069)	(2,313)	(286)
Contract terminations:
Surrender benefits	(214,920)	(272,364)	(206,075)	(581,357)	(133,068)
Death benefits	(42,175)	(36,092)	(17,889)	(88,000)	—
Increase (decrease) from contract transactions	(204,244)	(225,591)	(218,401)	3,404,223	400,469
Net assets at beginning of year	2,856,936	5,132,231	1,610,196	9,147,504	1,419,741
Net assets at end of year	$2,783,813	$5,972,419	$1,603,366	$14,328,360	$1,789,490

Accumulation unit activity
Units outstanding at beginning of year	1,261,250	1,529,673	463,098	6,793,844	1,182,238
Units purchased	33,681	65,569	6,805	2,902,797	455,563
Units redeemed	(118,815)	(124,915)	(62,559)	(477,461)	(115,645)
Units outstanding at end of year	1,176,116	1,470,327	407,344	9,219,180	1,522,156

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	35

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(10,945)	$1,989	$(35,147)	$19,107	$(36,756)
Net realized gain (loss) on sales of investments	56,785	18,170	217,824	2,686	185,114
Distributions from capital gains	211,101	—	189,409	—	555,949
Net change in unrealized appreciation or depreciation of investments	(13,158)	109,308	248,808	93,489	220,263
Net increase (decrease) in net assets resulting from operations	243,783	129,467	620,894	115,282	924,570

Contract transactions
Contract purchase payments	10,901	13,028	102,929	23,530	30,576
Net transfers(1)	(22,897)	19,154	16,423	114,585	(197,212)
Transfers for policy loans	(230)	1,627	613	—	5,261
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(167)	(302)	(4,385)	(90)	(2,477)
Contract terminations:
Surrender benefits	(45,667)	(101,582)	(297,644)	(9,292)	(307,357)
Death benefits	(8,919)	(21,444)	(68,627)	—	(50,981)
Increase (decrease) from contract transactions	(66,979)	(89,519)	(250,691)	128,733	(522,190)
Net assets at beginning of year	1,470,217	1,070,555	3,345,378	980,265	3,975,507
Net assets at end of year	$1,647,021	$1,110,503	$3,715,581	$1,224,280	$4,377,887

Accumulation unit activity
Units outstanding at beginning of year	455,135	559,013	992,720	671,225	1,830,105
Units purchased	3,884	17,236	51,769	94,030	18,235
Units redeemed	(23,403)	(61,898)	(116,404)	(7,225)	(229,326)
Units outstanding at end of year	435,616	514,351	928,085	758,030	1,619,014

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S
Operations
Investment income (loss) — net	$(20,213)	$29,581	$(64,178)	$11,509	$(4,686)
Net realized gain (loss) on sales of investments	115,694	229,218	175,573	9,507	29,049
Distributions from capital gains	438,207	184,570	2,720,086	—	11,432
Net change in unrealized appreciation or depreciation of investments	(493,668)	190,635	(3,678,807)	140,622	55,129
Net increase (decrease) in net assets resulting from operations	40,020	634,004	(847,326)	161,638	90,924

Contract transactions
Contract purchase payments	16,920	890,164	1,016,594	10,497	11,931
Net transfers(1)	18,825	(391,250)	587,820	(86,191)	36,738
Transfers for policy loans	691	440	(2,980)	389	125
Adjustments to net assets allocated to contracts in payment period	—	(766)	—	—	—
Contract charges	(1,019)	(2,111)	(2,376)	(954)	(1,126)
Contract terminations:
Surrender benefits	(319,474)	(448,714)	(442,719)	(75,967)	(68,939)
Death benefits	(23,051)	(164,540)	(65,147)	(24,747)	(5,397)
Increase (decrease) from contract transactions	(307,108)	(116,777)	1,091,192	(176,973)	(26,668)
Net assets at beginning of year	2,478,218	5,224,526	5,636,310	779,870	720,539
Net assets at end of year	$2,211,130	$5,741,753	$5,880,176	$764,535	$784,795

Accumulation unit activity
Units outstanding at beginning of year	555,486	1,419,734	700,426	578,601	458,969
Units purchased	10,250	211,989	206,250	7,173	35,320
Units redeemed	(74,876)	(273,263)	(71,881)	(123,986)	(51,023)
Units outstanding at end of year	490,860	1,358,460	834,795	461,788	443,266

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	37

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Operations
Investment income (loss) — net	$(976)	$396,442	$4,620	$40,454	$2,843
Net realized gain (loss) on sales of investments	1,865	39,792	387	(2,793)	21,720
Distributions from capital gains	7,753	—	38,408	259,985	99,100
Net change in unrealized appreciation or depreciation of investments	10,968	115,365	(4,728)	(437,244)	90,542
Net increase (decrease) in net assets resulting from operations	19,610	551,599	38,687	(139,598)	214,205

Contract transactions
Contract purchase payments	3,131	46,772	46,250	963,199	3,283
Net transfers(1)	291	103,477	21,619	426,092	(14,289)
Transfers for policy loans	—	551	—	281	1,390
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(13)	(4,878)	(85)	(701)	(1,165)
Contract terminations:
Surrender benefits	(2,758)	(286,068)	(3,511)	(283,871)	(86,156)
Death benefits	(3,559)	(68,866)	—	(61,563)	(1,437)
Increase (decrease) from contract transactions	(2,908)	(209,012)	64,273	1,043,437	(98,374)
Net assets at beginning of year	114,521	3,803,593	318,696	5,772,301	1,214,834
Net assets at end of year	$131,223	$4,146,180	$421,656	$6,676,140	$1,330,665

Accumulation unit activity
Units outstanding at beginning of year	104,366	2,151,655	228,905	4,922,380	313,495
Units purchased	3,566	104,071	46,100	1,269,740	1,139
Units redeemed	(5,271)	(214,171)	(2,700)	(355,108)	(23,379)
Units outstanding at end of year	102,661	2,041,555	272,305	5,837,012	291,255

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$2,086	$(7,942)	$(16,535)	$115,742	$(433,606)
Net realized gain (loss) on sales of investments	5,919	91,460	(50,905)	30,673	3,589,109
Distributions from capital gains	21,217	105,043	—	—	—
Net change in unrealized appreciation or depreciation of investments	14,971	36,057	(30,255)	(332,832)	2,668,089
Net increase (decrease) in net assets resulting from operations	44,193	224,618	(97,695)	(186,417)	5,823,592

Contract transactions
Contract purchase payments	5,321	5,559	129,111	200,356	2,707,265
Net transfers(1)	3,882	(136,849)	52,954	(60,968)	(1,953,991)
Transfers for policy loans	—	(4,993)	—	—	38,765
Adjustments to net assets allocated to contracts in payment period	(333)	—	—	—	—
Contract charges	(310)	(433)	(142)	(105)	(153,558)
Contract terminations:
Surrender benefits	(15,098)	(56,341)	(114,497)	(46,419)	(2,236,923)
Death benefits	(5,460)	(21,365)	—	(20,267)	(1,579,081)
Increase (decrease) from contract transactions	(11,998)	(214,422)	67,426	72,597	(3,177,523)
Net assets at beginning of year	560,038	1,101,483	1,593,091	1,120,609	41,513,884
Net assets at end of year	$592,233	$1,111,679	$1,562,822	$1,006,789	$44,159,953

Accumulation unit activity
Units outstanding at beginning of year	269,784	256,768	1,739,491	824,467	18,239,359
Units purchased	3,992	3,323	270,352	178,705	1,156,210
Units redeemed	(9,444)	(48,379)	(193,262)	(132,816)	(2,441,005)
Units outstanding at end of year	264,332	211,712	1,816,581	870,356	16,954,564

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	39

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$(435,089)	$(363,159)	$(269,521)	$(103,908)	$(297,118)
Net realized gain (loss) on sales of investments	2,369,829	1,881,424	1,955,458	138,269	240,280
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,372,146	(920,076)	(1,219,673)	910,704	3,363,584
Net increase (decrease) in net assets resulting from operations	6,306,886	598,189	466,264	945,065	3,306,746

Contract transactions
Contract purchase payments	755,448	1,406,818	26,294	801,372	2,728,613
Net transfers(1)	(753,837)	270,845	557,530	(27,469)	11,437,518
Transfers for policy loans	39,492	(32,074)	3,930	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(242,193)	(247,846)	(159,447)	(137,374)	(348,835)
Contract terminations:
Surrender benefits	(2,796,347)	(5,832,531)	(3,224,770)	(103,450)	(958,963)
Death benefits	(47,149)	(302,731)	(1,723,143)	(315,857)	(101,863)
Increase (decrease) from contract transactions	(3,044,586)	(4,737,519)	(4,519,606)	217,222	12,756,470
Net assets at beginning of year	44,452,560	36,941,423	29,428,690	9,714,790	20,145,728
Net assets at end of year	$47,714,860	$32,802,093	$25,375,348	$10,877,077	$36,208,944

Accumulation unit activity
Units outstanding at beginning of year	19,366,427	25,322,732	20,060,624	8,160,724	15,892,311
Units purchased	314,313	1,879,537	883,569	699,313	10,575,643
Units redeemed	(1,558,758)	(5,085,208)	(3,960,752)	(524,763)	(1,031,953)
Units outstanding at end of year	18,121,982	22,117,061	16,983,441	8,335,274	25,436,001

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(484,820)	$(1,164,023)	$(6,935,015)	$(11,098,138)	$(5,100,607)
Net realized gain (loss) on sales of investments	2,521,749	3,289,152	18,257,865	29,111,157	22,368,753
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,362,108)	2,741,408	58,993,517	60,486,260	20,334,966
Net increase (decrease) in net assets resulting from operations	674,821	4,866,537	70,316,367	78,499,279	37,603,112

Contract transactions
Contract purchase payments	411,002	2,031,503	32,990,550	32,781,873	23,516,602
Net transfers(1)	(6,654,732)	5,833,017	10,986,826	3,141,963	13,174,844
Transfers for policy loans	—	—	14,638	12,569	25,658
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(34,564)
Contract charges	(565,582)	(1,189,309)	(7,899,147)	(12,499,741)	(3,804,557)
Contract terminations:
Surrender benefits	(2,772,406)	(4,781,428)	(38,586,088)	(59,105,233)	(43,474,230)
Death benefits	(983,839)	(2,570,694)	(4,707,477)	(7,226,843)	(6,850,851)
Increase (decrease) from contract transactions	(10,565,557)	(676,911)	(7,200,698)	(42,895,412)	(17,447,098)
Net assets at beginning of year	52,929,799	106,709,784	650,069,417	1,053,890,780	482,331,165
Net assets at end of year	$43,039,063	$110,899,410	$713,185,086	$1,089,494,647	$502,487,179

Accumulation unit activity
Units outstanding at beginning of year	41,732,091	78,589,162	421,537,553	690,901,545	257,625,746
Units purchased	677,129	6,810,292	27,613,954	23,243,966	18,751,986
Units redeemed	(8,993,592)	(7,169,325)	(32,191,438)	(50,607,948)	(27,605,791)
Units outstanding at end of year	33,415,628	78,230,129	416,960,069	663,537,563	248,771,941

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	41

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(4,235,022)	$(1,912,678)	$(1,226,904)	$(963,722)	$(803,015)
Net realized gain (loss) on sales of investments	33,789,558	17,430,107	13,016,046	4,567,613	5,299,533
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,226,338	4,722,567	2,228,731	734,406	(626,125)
Net increase (decrease) in net assets resulting from operations	34,780,874	20,239,996	14,017,873	4,338,297	3,870,393

Contract transactions
Contract purchase payments	894,667	12,572,250	1,068,060	3,473,081	174,949
Net transfers(1)	2,113,685	(7,844,275)	(6,171,637)	(2,162,945)	(716,153)
Transfers for policy loans	49,327	(156,033)	(3,643)	(46,273)	5,161
Adjustments to net assets allocated to contracts in payment period	—	(48,172)	—	(26,341)	—
Contract charges	(2,983,963)	(1,098,438)	(651,202)	(638,162)	(483,068)
Contract terminations:
Surrender benefits	(49,003,793)	(23,275,320)	(13,177,920)	(8,442,747)	(8,372,314)
Death benefits	(8,786,337)	(1,032,775)	(1,303,468)	(1,517,193)	(1,901,426)
Increase (decrease) from contract transactions	(57,716,414)	(20,882,763)	(20,239,810)	(9,360,580)	(11,292,851)
Net assets at beginning of year	455,608,912	190,172,785	132,159,747	95,549,354	86,036,128
Net assets at end of year	$432,673,372	$189,530,018	$125,937,810	$90,527,071	$78,613,670

Accumulation unit activity
Units outstanding at beginning of year	241,281,726	91,523,777	63,209,515	57,729,595	51,623,501
Units purchased	1,942,442	5,747,911	567,212	2,564,369	332,853
Units redeemed	(31,109,967)	(15,119,343)	(9,612,812)	(7,983,173)	(6,935,550)
Units outstanding at end of year	212,114,201	82,152,345	54,163,915	52,310,791	45,020,804

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(15,421)	$(31,274)	$(324,840)	$(2,427,011)	$(1,442,732)
Net realized gain (loss) on sales of investments	226,883	517,053	1,123,054	3,507,547	2,892,827
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	194,707	258,170	939,327	31,136,329	12,263,708
Net increase (decrease) in net assets resulting from operations	406,169	743,949	1,737,541	32,216,865	13,713,803

Contract transactions
Contract purchase payments	8,969	33,296	1,356,982	34,276,422	15,918,315
Net transfers(1)	(157,382)	(368,761)	(6,486,993)	(1,906,561)	(2,163,377)
Transfers for policy loans	570	2,086	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(4,111)	(7,221)	(284,769)	(2,908,613)	(1,535,867)
Contract terminations:
Surrender benefits	(142,763)	(435,006)	(320,618)	(6,514,372)	(3,944,666)
Death benefits	(18,353)	(57,611)	(144,482)	(1,135,497)	(309,586)
Increase (decrease) from contract transactions	(313,070)	(833,217)	(5,879,880)	21,811,379	7,964,819
Net assets at beginning of year	1,592,676	3,482,621	34,877,804	214,262,539	128,964,032
Net assets at end of year	$1,685,775	$3,393,353	$30,735,465	$268,290,783	$150,642,654

Accumulation unit activity
Units outstanding at beginning of year	640,341	1,062,247	27,322,076	150,581,819	95,375,989
Units purchased	3,316	9,723	1,570,011	22,977,261	12,755,290
Units redeemed	(113,577)	(232,719)	(6,238,461)	(8,696,090)	(7,152,726)
Units outstanding at end of year	530,080	839,251	22,653,626	164,862,990	100,978,553

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	43

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Wanger Intl	Wanger USA	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(28,257)	$(19,299)	$25,529
Net realized gain (loss) on sales of investments	156,008	84,162	1,119
Distributions from capital gains	128,151	432,037	—
Net change in unrealized appreciation or depreciation of investments	1,122,372	567,744	(27,800)
Net increase (decrease) in net assets resulting from operations	1,378,274	1,064,644	(1,152)

Contract transactions
Contract purchase payments	85,762	78,050	116,984
Net transfers(1)	(25,317)	(101,341)	67,086
Transfers for policy loans	5,740	6,348	—
Adjustments to net assets allocated to contracts in payment period	(1,249)	(2,345)	—
Contract charges	(7,788)	(10,282)	(24)
Contract terminations:
Surrender benefits	(867,033)	(1,646,860)	(37,741)
Death benefits	(82,126)	(111,494)	—
Increase (decrease) from contract transactions	(892,011)	(1,787,924)	146,305
Net assets at beginning of year	8,060,364	13,240,357	684,479
Net assets at end of year	$8,546,627	$12,517,077	$829,632

Accumulation unit activity
Units outstanding at beginning of year	2,449,678	2,291,202	537,870
Units purchased	59,658	31,119	156,743
Units redeemed	(307,969)	(325,532)	(43,469)
Units outstanding at end of year	2,201,367	1,996,789	651,144

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	Allspg VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$2,918	$(2,599)	$19,616	$25,856	$(378)
Net realized gain (loss) on sales of investments	6,704	73,037	6,692	(156,929)	48,693
Distributions from capital gains	—	53,844	226,880	—	183,105
Net change in unrealized appreciation or depreciation of investments	24,109	56,835	(171,890)	152,993	104,899
Net increase (decrease) in net assets resulting from operations	33,731	181,117	81,298	21,920	336,319

Contract transactions
Contract purchase payments	16,470	4,383	27,289	80,344	36,218
Net transfers(1)	(69,155)	(19,161)	35,528	(24,043)	(2,664)
Transfers for policy loans	—	(45)	(8,299)	13,740	(36,916)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(797)	—
Contract charges	(216)	(728)	(2,392)	(5,889)	(1,545)
Contract terminations:
Surrender benefits	(5,340)	(117,407)	(260,616)	(368,553)	(157,779)
Death benefits	—	(1,661)	(69)	(44,240)	(17,281)
Increase (decrease) from contract transactions	(58,241)	(134,619)	(208,559)	(349,438)	(179,967)
Net assets at beginning of year	963,887	594,153	4,720,341	4,711,968	2,251,000
Net assets at end of year	$939,377	$640,651	$4,593,080	$4,384,450	$2,407,352

Accumulation unit activity(2)
Units outstanding at beginning of year	746,299	269,022	1,714,613	2,981,539	801,995
Units purchased	18,799	3,704	98,469	96,632	12,469
Units redeemed	(63,304)	(61,184)	(164,950)	(348,726)	(73,829)
Units outstanding at end of year	701,794	211,542	1,648,132	2,729,445	740,635

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	45

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl II
Operations
Investment income (loss) — net	$19,751	$(11,953)	$(44,207)	$23,305	$(4,608)
Net realized gain (loss) on sales of investments	(396,553)	85,901	69,206	(117,396)	28,708
Distributions from capital gains	—	188,974	256,197	—	14,426
Net change in unrealized appreciation or depreciation of investments	362,299	213,576	1,823,867	(367,027)	189,666
Net increase (decrease) in net assets resulting from operations	(14,503)	476,498	2,105,063	(461,118)	228,192

Contract transactions
Contract purchase payments	9,261	78,180	184,036	48,259	11,104
Net transfers(1)	(89,774)	(128,615)	(54,888)	45,181	(34,994)
Transfers for policy loans	—	3,261	619	(1,993)	1,184
Adjustments to net assets allocated to contracts in payment period	(978)	(6,454)	—	—	(202)
Contract charges	(2,263)	(1,061)	(1,629)	(529)	(401)
Contract terminations:
Surrender benefits	(164,089)	(275,267)	(425,261)	(57,564)	(28,864)
Death benefits	(10,642)	(2,766)	(8,357)	(64,166)	(21,549)
Increase (decrease) from contract transactions	(258,485)	(332,722)	(305,480)	(30,812)	(73,722)
Net assets at beginning of year	1,592,436	2,642,357	4,181,247	1,768,945	1,000,681
Net assets at end of year	$1,319,448	$2,786,133	$5,980,830	$1,277,015	$1,155,151

Accumulation unit activity(2)
Units outstanding at beginning of year	1,060,233	758,155	1,187,238	1,865,296	466,108
Units purchased	27,423	50,546	68,993	242,375	14,549
Units redeemed	(261,729)	(137,468)	(171,213)	(291,880)	(48,594)
Units outstanding at end of year	825,927	671,233	1,085,018	1,815,791	432,063

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$14,498	$(22,235)	$108,114	$10,332	$4,289
Net realized gain (loss) on sales of investments	37,784	289,532	307,760	(2,230)	14,089
Distributions from capital gains	—	182,295	251,582	203,469	20,670
Net change in unrealized appreciation or depreciation of investments	(67,020)	598,127	(981,569)	354,106	55,244
Net increase (decrease) in net assets resulting from operations	(14,738)	1,047,719	(314,113)	565,677	94,292

Contract transactions
Contract purchase payments	44,338	8,709	222,399	547,573	5,043
Net transfers(1)	(130,896)	(117,486)	(800,835)	(120,326)	(36,581)
Transfers for policy loans	30	(1,977)	(1,467)	82	907
Adjustments to net assets allocated to contracts in payment period	—	—	(1,738)	—	—
Contract charges	(1,134)	(1,813)	(3,798)	(1,203)	(476)
Contract terminations:
Surrender benefits	(223,877)	(213,703)	(735,832)	(353,907)	(13,668)
Death benefits	(1,090)	(18,809)	(168,942)	(90,961)	—
Increase (decrease) from contract transactions	(312,629)	(345,079)	(1,490,213)	(18,742)	(44,775)
Net assets at beginning of year	2,468,855	2,449,205	11,600,736	3,164,049	703,155
Net assets at end of year	$2,141,488	$3,151,845	$9,796,410	$3,710,984	$752,672

Accumulation unit activity(2)
Units outstanding at beginning of year	868,426	704,437	3,996,645	2,233,514	339,194
Units purchased	26,671	50,956	121,557	416,086	12,593
Units redeemed	(143,525)	(142,449)	(736,757)	(456,242)	(33,677)
Units outstanding at end of year	751,572	612,944	3,381,445	2,193,358	318,110

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	47

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3
Operations
Investment income (loss) — net	$(397,518)	$72,718	$(40,010)	$(189,756)	$(190,680)
Net realized gain (loss) on sales of investments	1,318,093	(21,235)	164,805	1,593,838	1,751,158
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,870,591	(63,768)	562,998	713,045	(1,874,415)
Net increase (decrease) in net assets resulting from operations	5,791,166	(12,285)	687,793	2,117,127	(313,937)

Contract transactions
Contract purchase payments	3,567,927	58,962	152,241	165,795	229,100
Net transfers(1)	1,080,854	30,924	(286,665)	(842,845)	(864,494)
Transfers for policy loans	9,838	—	1,420	44,950	25,333
Adjustments to net assets allocated to contracts in payment period	(23,566)	—	—	(20,015)	(14,873)
Contract charges	(12,039)	(29)	(466)	(17,390)	(14,291)
Contract terminations:
Surrender benefits	(2,216,905)	(5,578)	(210,096)	(1,299,673)	(1,666,098)
Death benefits	(396,044)	(30,794)	(7,028)	(363,678)	(576,694)
Increase (decrease) from contract transactions	2,010,065	53,485	(350,594)	(2,332,856)	(2,882,017)
Net assets at beginning of year	35,755,716	437,638	3,842,524	18,795,607	23,560,712
Net assets at end of year	$43,556,947	$478,838	$4,179,723	$18,579,878	$20,364,758

Accumulation unit activity(2)
Units outstanding at beginning of year	15,197,003	793,301	1,836,494	6,767,192	7,525,620
Units purchased	2,133,205	195,939	80,534	78,885	131,987
Units redeemed	(1,334,204)	(97,604)	(261,097)	(881,459)	(1,148,557)
Units outstanding at end of year	15,996,004	891,636	1,655,931	5,964,618	6,509,050

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See	accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$25,942	$(31,543)	$156,399	$(79,457)	$316,415
Net realized gain (loss) on sales of investments	(4,370)	272,127	(153,303)	51	(35,206)
Distributions from capital gains	—	840,689	—	4,445	—
Net change in unrealized appreciation or depreciation of investments	37,615	911,049	114,705	(50)	47,951
Net increase (decrease) in net assets resulting from operations	59,187	1,992,322	117,801	(75,011)	329,160

Contract transactions
Contract purchase payments	463,227	70,270	18,130	388,901	36,123
Net transfers(1)	(24,386)	(864,104)	104,566	4,744,718	(367,068)
Transfers for policy loans	—	12,138	1,699	8,759	1,250
Adjustments to net assets allocated to contracts in payment period	—	(2,246)	(92)	(824)	(3,968)
Contract charges	(251)	(7,650)	(7,139)	(12,526)	(3,731)
Contract terminations:
Surrender benefits	(36,019)	(784,906)	(355,512)	(3,390,398)	(540,844)
Death benefits	(18,174)	(206,325)	(115,838)	(355,037)	(172,893)
Increase (decrease) from contract transactions	384,397	(1,782,823)	(354,186)	1,383,593	(1,051,131)
Net assets at beginning of year	922,668	8,156,300	3,988,205	8,695,605	7,472,483
Net assets at end of year	$1,366,252	$8,365,799	$3,751,820	$10,004,187	$6,750,512

Accumulation unit activity(2)
Units outstanding at beginning of year	839,103	2,994,674	2,515,572	8,173,494	2,599,028
Units purchased	432,513	31,476	100,585	5,041,657	20,172
Units redeemed	(100,218)	(761,210)	(319,797)	(3,649,570)	(387,762)
Units outstanding at end of year	1,171,398	2,264,940	2,296,360	9,565,581	2,231,438

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	49

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Operations
Investment income (loss) — net	$220,054	$298,952	$(36,728)	$(468,861)	$52,439
Net realized gain (loss) on sales of investments	(163,309)	144,839	442,826	1,581,856	25,704
Distributions from capital gains	—	192,971	—	—	—
Net change in unrealized appreciation or depreciation of investments	180,592	1,145,948	827,274	7,294,649	69,917
Net increase (decrease) in net assets resulting from operations	237,337	1,782,710	1,233,372	8,407,644	148,060

Contract transactions
Contract purchase payments	39,512	99,826	26,349	7,825,764	229,468
Net transfers(1)	(144,445)	630,180	(118,546)	937,125	548,975
Transfers for policy loans	3,328	(9,313)	1,468	(38,409)	111
Adjustments to net assets allocated to contracts in payment period	(1,743)	(10,117)	—	—	—
Contract charges	(10,039)	(24,732)	(4,372)	(12,421)	(1,041)
Contract terminations:
Surrender benefits	(542,131)	(1,571,057)	(435,146)	(2,486,792)	(269,969)
Death benefits	(225,819)	(254,232)	(66,034)	(873,712)	(33,901)
Increase (decrease) from contract transactions	(881,337)	(1,139,445)	(596,281)	5,351,555	473,643
Net assets at beginning of year	6,556,112	16,357,366	4,149,640	43,550,330	2,915,250
Net assets at end of year	$5,912,112	$17,000,631	$4,786,731	$57,309,529	$3,536,953

Accumulation unit activity(2)
Units outstanding at beginning of year	2,923,650	8,838,926	2,379,665	16,112,676	2,588,209
Units purchased	52,051	408,501	18,837	3,437,496	832,628
Units redeemed	(460,282)	(999,575)	(341,375)	(1,326,736)	(388,093)
Units outstanding at end of year	2,515,419	8,247,852	2,057,127	18,223,436	3,032,744

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$20,023	$(42,331)	$16,238	$(7,204)	$(15,154)
Net realized gain (loss) on sales of investments	17,518	382,189	(33,537)	60,624	122,308
Distributions from capital gains	19,168	—	41,137	—	—
Net change in unrealized appreciation or depreciation of investments	87,209	810,454	178,317	(15,523)	(33,157)
Net increase (decrease) in net assets resulting from operations	143,918	1,150,312	202,155	37,897	73,997

Contract transactions
Contract purchase payments	121,314	67,981	42,501	12,533	18,513
Net transfers(1)	509,411	(235,613)	(105,345)	(94,614)	(46,173)
Transfers for policy loans	660	2,793	3,844	(434)	1,101
Adjustments to net assets allocated to contracts in payment period	—	(2,016)	(3,419)	—	—
Contract charges	(461)	(1,350)	(1,695)	(342)	(1,334)
Contract terminations:
Surrender benefits	(27,605)	(284,606)	(374,799)	(62,236)	(199,459)
Death benefits	(5,148)	(42,951)	(42,037)	—	(5,562)
Increase (decrease) from contract transactions	598,171	(495,762)	(480,950)	(145,093)	(232,914)
Net assets at beginning of year	753,841	3,739,886	3,984,296	877,300	2,009,964
Net assets at end of year	$1,495,930	$4,394,436	$3,705,501	$770,104	$1,851,047

Accumulation unit activity(2)
Units outstanding at beginning of year	620,095	1,427,790	2,392,792	329,493	730,951
Units purchased	478,988	30,284	34,192	20,953	15,098
Units redeemed	(38,780)	(204,007)	(372,970)	(77,758)	(110,745)
Units outstanding at end of year	1,060,303	1,254,067	2,054,014	272,688	635,304

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	51

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP Allspg Short Dur Govt, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(10,126)	$57,409	$24,374	$98,795	$(14,643)
Net realized gain (loss) on sales of investments	85,546	18,404	(97,053)	7,781	(171,498)
Distributions from capital gains	—	12,880	—	18,891	75,772
Net change in unrealized appreciation or depreciation of investments	(12,591)	45,721	55,935	(37,221)	433,516
Net increase (decrease) in net assets resulting from operations	62,829	134,414	(16,744)	88,246	323,147

Contract transactions
Contract purchase payments	12,938	31,679	10,636	3,819,643	10,596
Net transfers(1)	(94,679)	418,525	4,738	89,195	5,116
Transfers for policy loans	1,577	5,040	(495)	2,053	536
Adjustments to net assets allocated to contracts in payment period	(281)	(2,532)	—	—	—
Contract charges	(742)	(2,345)	(433)	(1,438)	(12,711)
Contract terminations:
Surrender benefits	(53,607)	(257,371)	(52,850)	(350,534)	(424,952)
Death benefits	(58,454)	(93,457)	(1,856)	(33,806)	(78,135)
Increase (decrease) from contract transactions	(193,248)	99,539	(40,260)	3,525,113	(499,550)
Net assets at beginning of year	1,434,526	3,276,511	610,996	3,240,447	4,336,805
Net assets at end of year	$1,304,107	$3,510,464	$553,992	$6,853,806	$4,160,402

Accumulation unit activity(2)
Units outstanding at beginning of year	494,241	2,325,375	1,264,893	3,225,551	2,808,575
Units purchased	6,773	357,486	64,595	4,629,940	31,702
Units redeemed	(87,748)	(253,859)	(155,309)	(1,109,722)	(349,675)
Units outstanding at end of year	413,266	2,429,002	1,174,179	6,745,769	2,490,602

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Operations
Investment income (loss) — net	$(57,994)	$(7,522)	$6,625	$6,947	$108,580
Net realized gain (loss) on sales of investments	813,873	43,456	(2,527)	(4,415)	(89,157)
Distributions from capital gains	—	—	11,101	—	—
Net change in unrealized appreciation or depreciation of investments	934,336	15,493	82,412	28,286	(26,537)
Net increase (decrease) in net assets resulting from operations	1,690,215	51,427	97,611	30,818	(7,114)

Contract transactions
Contract purchase payments	42,986	8,604	77,436	94,818	29,156
Net transfers(1)	(631,567)	100,834	(20,218)	48,757	(677,180)
Transfers for policy loans	3,565	365	—	—	835
Adjustments to net assets allocated to contracts in payment period	—	(1,115)	—	—	(527)
Contract charges	(6,862)	(708)	(218)	(93)	(5,203)
Contract terminations:
Surrender benefits	(873,819)	(100,703)	(49,914)	(26,830)	(589,650)
Death benefits	(40,547)	(37,217)	—	(3,999)	(120,874)
Increase (decrease) from contract transactions	(1,506,244)	(29,940)	7,086	112,653	(1,363,443)
Net assets at beginning of year	6,507,297	918,965	619,282	567,650	5,531,042
Net assets at end of year	$6,691,268	$940,452	$723,979	$711,121	$4,160,485

Accumulation unit activity(2)
Units outstanding at beginning of year	3,696,737	295,651	475,118	541,285	3,802,099
Units purchased	24,789	37,783	73,876	164,536	33,532
Units redeemed	(812,966)	(49,887)	(56,104)	(54,681)	(1,007,120)
Units outstanding at end of year	2,908,560	283,547	492,890	651,140	2,828,511

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	53

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(287,895)	$63,330	$(109,588)	$(16,974)	$157,922
Net realized gain (loss) on sales of investments	1,461,656	150,092	(301,206)	60,899	(27,581)
Distributions from capital gains	163,508	339,146	—	10,863	72,814
Net change in unrealized appreciation or depreciation of investments	6,641,661	(208,172)	3,535,094	290,487	220,241
Net increase (decrease) in net assets resulting from operations	7,978,930	344,396	3,124,300	345,275	423,396

Contract transactions
Contract purchase payments	3,288,750	47,659	1,232,774	35,268	1,362,558
Net transfers(1)	(2,717,525)	(164,583)	(2,326,872)	(46,600)	103,463
Transfers for policy loans	(9,653)	11,669	8,351	9,513	(16,497)
Adjustments to net assets allocated to contracts in payment period	(6,020)	(6,246)	(1,565)	(246)	—
Contract charges	(12,635)	(3,904)	(12,918)	(1,228)	(1,291)
Contract terminations:
Surrender benefits	(2,830,815)	(643,099)	(1,824,767)	(169,255)	(379,482)
Death benefits	(359,252)	(9,684)	(284,287)	(65,029)	(31,265)
Increase (decrease) from contract transactions	(2,647,150)	(768,188)	(3,209,284)	(237,577)	1,037,486
Net assets at beginning of year	30,061,762	7,162,588	23,460,296	2,697,052	6,728,423
Net assets at end of year	$35,393,542	$6,738,796	$23,375,312	$2,804,750	$8,189,305

Accumulation unit activity(2)
Units outstanding at beginning of year	11,232,101	2,387,095	6,667,734	1,328,357	5,771,065
Units purchased	1,196,682	22,114	408,746	38,699	1,539,997
Units redeemed	(2,133,142)	(302,857)	(1,508,549)	(167,085)	(696,723)
Units outstanding at end of year	10,295,641	2,106,352	5,567,931	1,199,971	6,614,339

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$68,855	$138,911	$149,160	$34,422	$(14,399)
Net realized gain (loss) on sales of investments	(145,150)	(61,377)	(308,784)	(536,514)	(26,403)
Distributions from capital gains	299,594	2,424	321,096	424,257	98,222
Net change in unrealized appreciation or depreciation of investments	(521,887)	(94,048)	(781,149)	174,455	364,936
Net increase (decrease) in net assets resulting from operations	(298,588)	(14,090)	(619,677)	96,620	422,356

Contract transactions
Contract purchase payments	37,524	380,993	547,917	299,900	47,455
Net transfers(1)	(233,531)	(5,695)	(124,507)	(418,154)	(205,623)
Transfers for policy loans	11,086	56	18,799	4,952	5,147
Adjustments to net assets allocated to contracts in payment period	(809)	—	—	—	(2,476)
Contract charges	(2,574)	(570)	(3,542)	(2,956)	(5,899)
Contract terminations:
Surrender benefits	(383,598)	(87,711)	(362,644)	(353,717)	(319,029)
Death benefits	(35,005)	(20,202)	(416,875)	(55,123)	(53,030)
Increase (decrease) from contract transactions	(606,907)	266,871	(340,852)	(525,098)	(533,455)
Net assets at beginning of year	3,590,252	3,182,050	9,889,034	8,214,160	7,054,140
Net assets at end of year	$2,684,757	$3,434,831	$8,928,505	$7,785,682	$6,943,041

Accumulation unit activity(2)
Units outstanding at beginning of year	1,602,782	2,354,217	4,467,585	2,389,503	1,393,214
Units purchased	24,648	371,492	434,030	98,300	11,639
Units redeemed	(413,356)	(174,000)	(611,119)	(331,628)	(127,744)
Units outstanding at end of year	1,214,074	2,551,709	4,290,496	2,156,175	1,277,109

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	55

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$4,978	$(2,586)	$(18,980)	$69,178	$53,250
Net realized gain (loss) on sales of investments	2,831	108,703	174,674	(5,018)	(35,342)
Distributions from capital gains	—	168,443	156,448	53,892	112,923
Net change in unrealized appreciation or depreciation of investments	20,875	332,569	352,419	(14,680)	(264,795)
Net increase (decrease) in net assets resulting from operations	28,684	607,129	664,561	103,372	(133,964)

Contract transactions
Contract purchase payments	194,105	29,096	851	313,619	29,168
Net transfers(1)	187,440	(295,752)	(315,971)	2,869	(63,087)
Transfers for policy loans	—	—	1,633	—	7,115
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(71)	(6,799)	(6,654)	(232)	(11,257)
Contract terminations:
Surrender benefits	(29,926)	(240,465)	(137,096)	(95,244)	(359,342)
Death benefits	(141,827)	(70,466)	(21,342)	—	(88,194)
Increase (decrease) from contract transactions	209,721	(584,386)	(478,579)	221,012	(485,597)
Net assets at beginning of year	281,553	4,281,936	2,204,785	936,650	5,189,202
Net assets at end of year	$519,958	$4,304,679	$2,390,767	$1,261,034	$4,569,641

Accumulation unit activity(2)
Units outstanding at beginning of year	302,233	1,650,178	903,049	763,987	2,140,831
Units purchased	417,642	12,749	9,679	279,774	67,859
Units redeemed	(187,711)	(240,758)	(218,127)	(93,303)	(289,563)
Units outstanding at end of year	532,164	1,422,169	694,601	950,458	1,919,127

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Invesco VI Dis Mid Cap Gro, Ser I(3)	Invesco VI Div Divd, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$(4,008)	$13,472	$(40,560)	$412,134	$(12,414)
Net realized gain (loss) on sales of investments	9,573	9,023	75,269	(156,453)	52,070
Distributions from capital gains	58,089	16,251	269,634	—	37,287
Net change in unrealized appreciation or depreciation of investments	241,702	(55,700)	1,511,293	(150,227)	102,008
Net increase (decrease) in net assets resulting from operations	305,356	(16,954)	1,815,636	105,454	178,951

Contract transactions
Contract purchase payments	3,248	3,957	464,002	136,066	34,228
Net transfers(1)	597,371	(32,463)	(358,630)	(258,537)	(64,677)
Transfers for policy loans	—	1,173	7,484	10,850	443
Adjustments to net assets allocated to contracts in payment period	—	—	—	(808)	(4,374)
Contract charges	(238)	(284)	(1,291)	(13,657)	(1,051)
Contract terminations:
Surrender benefits	(28,058)	(36,050)	(237,987)	(928,646)	(214,356)
Death benefits	—	(18,371)	(18,953)	(279,977)	(11,777)
Increase (decrease) from contract transactions	572,323	(82,038)	(145,375)	(1,334,709)	(261,564)
Net assets at beginning of year	—	774,951	7,162,701	10,762,910	1,677,228
Net assets at end of year	$877,679	$675,959	$8,832,962	$9,533,655	$1,594,615

Accumulation unit activity(2)
Units outstanding at beginning of year	—	352,530	2,702,790	6,614,627	566,799
Units purchased	605,331	10,407	196,384	95,062	31,260
Units redeemed	(23,133)	(52,770)	(252,904)	(982,850)	(119,362)
Units outstanding at end of year	582,198	310,167	2,646,270	5,726,839	478,697

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

(3)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	57

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$30,539	$(27,239)	$(10,845)	$27,362	$17,953
Net realized gain (loss) on sales of investments	42,374	(30,474)	123,229	46,708	15,843
Distributions from capital gains	58,815	61,648	113,881	94,850	—
Net change in unrealized appreciation or depreciation of investments	151,523	815,132	266,736	746,127	76,570
Net increase (decrease) in net assets resulting from operations	283,251	819,067	493,001	915,047	110,366

Contract transactions
Contract purchase payments	37,586	160,442	19,873	813,610	72,725
Net transfers(1)	(171,574)	(90,607)	58,746	2,186,108	80,819
Transfers for policy loans	1,858	2,524	1,601	156	(96)
Adjustments to net assets allocated to contracts in payment period	(5,753)	—	—	—	—
Contract charges	(2,561)	(1,147)	(1,830)	(2,027)	(253)
Contract terminations:
Surrender benefits	(205,597)	(219,388)	(116,516)	(674,486)	(66,188)
Death benefits	(38,214)	(33,135)	(19,282)	—	(102)
Increase (decrease) from contract transactions	(384,255)	(181,311)	(57,408)	2,323,361	86,905
Net assets at beginning of year	2,957,940	4,494,475	1,174,603	5,909,096	1,222,470
Net assets at end of year	$2,856,936	$5,132,231	$1,610,196	$9,147,504	$1,419,741

Accumulation unit activity(2)
Units outstanding at beginning of year	1,476,071	1,589,603	483,973	4,943,585	1,110,809
Units purchased	23,718	82,962	33,955	2,440,954	192,159
Units redeemed	(238,539)	(142,892)	(54,830)	(590,695)	(120,730)
Units outstanding at end of year	1,261,250	1,529,673	463,098	6,793,844	1,182,238

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(9,718)	$3,384	$(22,844)	$(3,215)	$(23,865)
Net realized gain (loss) on sales of investments	107,449	(16,419)	271,615	5,065	114,548
Distributions from capital gains	104,022	—	254,754	8,484	349,112
Net change in unrealized appreciation or depreciation of investments	301,135	148,827	330,734	45,476	287,248
Net increase (decrease) in net assets resulting from operations	502,888	135,792	834,259	55,810	727,043

Contract transactions
Contract purchase payments	1,821	12,951	65,723	246,985	31,195
Net transfers(1)	61,093	(29,432)	(303,695)	293,815	85,193
Transfers for policy loans	(2,674)	1,024	1,893	—	2,593
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(198)	(309)	(4,437)	(357)	(2,275)
Contract terminations:
Surrender benefits	(84,485)	(56,203)	(383,400)	(89,229)	(328,291)
Death benefits	(60,504)	(9,686)	(47,724)	—	(49,621)
Increase (decrease) from contract transactions	(84,947)	(81,655)	(671,640)	451,214	(261,206)
Net assets at beginning of year	1,052,276	1,016,418	3,182,759	473,241	3,509,670
Net assets at end of year	$1,470,217	$1,070,555	$3,345,378	$980,265	$3,975,507

Accumulation unit activity(2)
Units outstanding at beginning of year	484,188	611,404	1,243,589	319,298	1,955,849
Units purchased	19,426	15,733	28,734	507,286	82,125
Units redeemed	(48,479)	(68,124)	(279,603)	(155,359)	(207,869)
Units outstanding at end of year	455,135	559,013	992,720	671,225	1,830,105

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	59

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S
Operations
Investment income (loss) — net	$(16,478)	$60,997	$(37,299)	$27,126	$(2,622)
Net realized gain (loss) on sales of investments	46,230	275,086	492,594	(20,291)	15,862
Distributions from capital gains	219,446	132,271	410,287	16,106	32,850
Net change in unrealized appreciation or depreciation of investments	543,982	(252,055)	2,489,172	(186,420)	28,015
Net increase (decrease) in net assets resulting from operations	793,180	216,299	3,354,754	(163,479)	74,105

Contract transactions
Contract purchase payments	17,177	624,613	541,967	15,419	10,354
Net transfers(1)	(63,312)	(1,172,365)	(107,924)	(49,913)	(17,995)
Transfers for policy loans	(1,683)	(56)	119	438	121
Adjustments to net assets allocated to contracts in payment period	—	(681)	—	—	—
Contract charges	(903)	(2,719)	(1,343)	(1,035)	(1,054)
Contract terminations:
Surrender benefits	(200,732)	(370,224)	(403,036)	(87,285)	(50,041)
Death benefits	(14,830)	(367,237)	(14,948)	(33,129)	(6,151)
Increase (decrease) from contract transactions	(264,283)	(1,288,669)	14,835	(155,505)	(64,766)
Net assets at beginning of year	1,949,321	6,296,896	2,266,721	1,098,854	711,200
Net assets at end of year	$2,478,218	$5,224,526	$5,636,310	$779,870	$720,539

Accumulation unit activity(2)
Units outstanding at beginning of year	631,848	1,824,422	709,532	688,158	505,858
Units purchased	5,565	202,898	157,778	35,556	7,530
Units redeemed	(81,927)	(607,586)	(166,884)	(145,113)	(54,419)
Units outstanding at end of year	555,486	1,419,734	700,426	578,601	458,969

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Operations
Investment income (loss) — net	$(246)	$144,187	$19,252	$44,868	$(4,324)
Net realized gain (loss) on sales of investments	(566)	(64,891)	(426)	42,555	11,932
Distributions from capital gains	8,636	—	5,493	58,446	106,690
Net change in unrealized appreciation or depreciation of investments	(1,153)	120,370	17,654	188,912	48,356
Net increase (decrease) in net assets resulting from operations	6,671	199,666	41,973	334,781	162,654

Contract transactions
Contract purchase payments	6,465	18,222	76,657	1,221,229	3,501
Net transfers(1)	(20,595)	(115,896)	(2,562)	854,094	(1,758)
Transfers for policy loans	—	2,029	—	208	1,011
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(22)	(4,813)	(57)	(695)	(1,210)
Contract terminations:
Surrender benefits	(7,716)	(527,994)	(21,123)	(269,062)	(78,485)
Death benefits	—	(38,971)	—	—	(61,910)
Increase (decrease) from contract transactions	(21,868)	(667,423)	52,915	1,805,774	(138,851)
Net assets at beginning of year	129,718	4,271,350	223,808	3,631,746	1,191,031
Net assets at end of year	$114,521	$3,803,593	$318,696	$5,772,301	$1,214,834

Accumulation unit activity(2)
Units outstanding at beginning of year	127,206	2,578,140	184,357	3,320,358	354,042
Units purchased	7,579	75,909	67,857	2,021,989	5,869
Units redeemed	(30,419)	(502,394)	(23,309)	(419,967)	(46,416)
Units outstanding at end of year	104,366	2,151,655	228,905	4,922,380	313,495

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	61

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$3,736	$(4,105)	$129,334	$16,510	$(378,676)
Net realized gain (loss) on sales of investments	1,253	24,128	(58,774)	53,538	2,134,731
Distributions from capital gains	—	81,967	—	—	—
Net change in unrealized appreciation or depreciation of investments	46,942	139,398	(183,171)	198,847	3,232,371
Net increase (decrease) in net assets resulting from operations	51,931	241,388	(112,611)	268,895	4,988,426

Contract transactions
Contract purchase payments	8,219	6,483	99,898	121,935	906,003
Net transfers(1)	(11,195)	(407)	9,716	103,923	(823,423)
Transfers for policy loans	—	4,951	—	—	28,681
Adjustments to net assets allocated to contracts in payment period	(280)	—	—	—	—
Contract charges	(288)	(428)	(553)	(273)	(148,327)
Contract terminations:
Surrender benefits	(13,211)	(60,552)	(180,269)	(27,933)	(3,559,327)
Death benefits	(6,746)	—	(17,776)	(36,629)	(278,737)
Increase (decrease) from contract transactions	(23,501)	(49,953)	(88,984)	161,023	(3,875,130)
Net assets at beginning of year	531,608	910,048	1,794,686	690,691	40,400,588
Net assets at end of year	$560,038	$1,101,483	$1,593,091	$1,120,609	$41,513,884

Accumulation unit activity(2)
Units outstanding at beginning of year	284,223	271,256	1,835,459	697,413	20,199,090
Units purchased	6,927	10,741	165,739	226,207	757,510
Units redeemed	(21,366)	(25,229)	(261,707)	(99,153)	(2,717,241)
Units outstanding at end of year	269,784	256,768	1,739,491	824,467	18,239,359

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$(375,142)	$(351,545)	$(273,296)	$(88,110)	$(169,761)
Net realized gain (loss) on sales of investments	2,362,539	1,175,135	1,149,820	87,939	157,520
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,466,200	1,851,356	1,326,311	642,176	1,596,729
Net increase (decrease) in net assets resulting from operations	5,453,597	2,674,946	2,202,835	642,005	1,584,488

Contract transactions
Contract purchase payments	854,163	1,837,409	89,770	842,877	2,823,857
Net transfers(1)	(1,286,626)	5,435,508	3,370,286	(39,479)	1,172,711
Transfers for policy loans	18,225	9,713	3,819	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(222,183)	(245,462)	(144,404)	(116,137)	(193,229)
Contract terminations:
Surrender benefits	(3,113,811)	(4,556,550)	(3,610,098)	(57,469)	(270,354)
Death benefits	—	(439,560)	(456,141)	(22,032)	(35,251)
Increase (decrease) from contract transactions	(3,750,232)	2,041,058	(746,768)	607,760	3,497,734
Net assets at beginning of year	42,749,195	32,225,419	27,972,623	8,465,025	15,063,506
Net assets at end of year	$44,452,560	$36,941,423	$29,428,690	$9,714,790	$20,145,728

Accumulation unit activity(2)
Units outstanding at beginning of year	21,212,569	23,857,029	20,623,208	7,591,939	12,921,305
Units purchased	443,647	6,289,686	2,475,837	1,232,612	4,130,638
Units redeemed	(2,289,789)	(4,823,983)	(3,038,421)	(663,827)	(1,159,632)
Units outstanding at end of year	19,366,427	25,322,732	20,060,624	8,160,724	15,892,311

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	63

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(491,691)	$(1,053,810)	$(5,786,222)	$(10,169,727)	$(4,581,911)
Net realized gain (loss) on sales of investments	1,270,172	1,992,008	8,326,267	18,882,695	16,477,406
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,698,851	7,049,793	57,026,958	80,487,593	39,072,172
Net increase (decrease) in net assets resulting from operations	3,477,332	7,987,991	59,567,003	89,200,561	50,967,667

Contract transactions
Contract purchase payments	545,301	2,458,338	39,634,855	29,356,450	19,418,718
Net transfers(1)	12,489,040	3,453,070	(427,354)	(10,360,323)	(49,394)
Transfers for policy loans	—	—	17,026	17,804	70,569
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(28,884)
Contract charges	(560,501)	(1,104,663)	(6,828,299)	(11,976,734)	(3,563,553)
Contract terminations:
Surrender benefits	(5,192,224)	(3,687,706)	(20,257,880)	(40,147,194)	(30,980,334)
Death benefits	(146,101)	(1,202,310)	(4,327,266)	(6,602,480)	(6,846,723)
Increase (decrease) from contract transactions	7,135,515	(83,271)	7,811,082	(39,712,477)	(21,979,601)
Net assets at beginning of year	42,316,952	98,805,064	582,691,332	1,004,402,696	453,343,099
Net assets at end of year	$52,929,799	$106,709,784	$650,069,417	$1,053,890,780	$482,331,165

Accumulation unit activity(2)
Units outstanding at beginning of year	35,735,219	78,612,898	416,876,597	719,636,674	270,586,584
Units purchased	11,130,098	5,152,877	29,742,263	21,569,317	14,001,377
Units redeemed	(5,133,226)	(5,176,613)	(25,081,307)	(50,304,446)	(26,962,215)
Units outstanding at end of year	41,732,091	78,589,162	421,537,553	690,901,545	257,625,746

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(4,201,929)	$(1,777,427)	$(1,225,744)	$(892,288)	$(809,843)
Net realized gain (loss) on sales of investments	30,752,931	10,852,878	13,834,250	3,279,813	4,525,517
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	21,321,737	12,810,881	2,345,518	6,205,051	4,131,710
Net increase (decrease) in net assets resulting from operations	47,872,739	21,886,332	14,954,024	8,592,576	7,847,384

Contract transactions
Contract purchase payments	998,639	6,841,744	1,076,318	4,258,278	183,520
Net transfers(1)	(10,395,225)	(9,112,244)	(8,418,324)	6,557,184	1,632,544
Transfers for policy loans	20,913	68,582	52,406	1,331	49,490
Adjustments to net assets allocated to contracts in payment period	—	(27,334)	—	(24,856)	—
Contract charges	(2,952,527)	(1,161,071)	(737,284)	(601,515)	(500,685)
Contract terminations:
Surrender benefits	(48,715,151)	(14,262,226)	(20,175,849)	(6,646,573)	(8,237,996)
Death benefits	(6,136,404)	(2,744,693)	(1,105,747)	(1,448,665)	(1,007,727)
Increase (decrease) from contract transactions	(67,179,755)	(20,397,242)	(29,308,480)	2,095,184	(7,880,854)
Net assets at beginning of year	474,915,928	188,683,695	146,514,203	84,861,594	86,069,598
Net assets at end of year	$455,608,912	$190,172,785	$132,159,747	$95,549,354	$86,036,128

Accumulation unit activity(2)
Units outstanding at beginning of year	281,063,218	102,483,486	79,121,566	56,343,747	56,774,077
Units purchased	611,797	3,780,407	618,205	7,174,684	1,390,140
Units redeemed	(40,393,289)	(14,740,116)	(16,530,256)	(5,788,836)	(6,540,716)
Units outstanding at end of year	241,281,726	91,523,777	63,209,515	57,729,595	51,623,501

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	65

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(13,628)	$(26,576)	$(301,315)	$(1,887,957)	$(1,203,854)
Net realized gain (loss) on sales of investments	189,430	243,421	202,055	1,585,735	1,091,818
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	34,087	(143,220)	1,763,392	10,727,050	5,886,094
Net increase (decrease) in net assets resulting from operations	209,889	73,625	1,664,132	10,424,828	5,774,058

Contract transactions
Contract purchase payments	6,676	33,997	2,458,852	40,178,708	14,757,747
Net transfers(1)	(83,380)	(5,302)	7,852,346	8,233,830	1,235,045
Transfers for policy loans	794	5,120	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(4,092)	(7,192)	(269,312)	(2,154,164)	(1,289,062)
Contract terminations:
Surrender benefits	(200,965)	(377,541)	(291,113)	(4,961,791)	(2,861,760)
Death benefits	(16,915)	(43,965)	(262,255)	(2,163,937)	(871,911)
Increase (decrease) from contract transactions	(297,882)	(394,883)	9,488,518	39,132,646	10,970,059
Net assets at beginning of year	1,680,669	3,803,879	23,725,154	164,705,065	112,219,915
Net assets at end of year	$1,592,676	$3,482,621	$34,877,804	$214,262,539	$128,964,032

Accumulation unit activity(2)
Units outstanding at beginning of year	781,068	1,189,036	19,470,367	120,101,814	86,713,997
Units purchased	3,642	48,526	8,589,291	37,443,386	13,010,612
Units redeemed	(144,369)	(175,315)	(737,582)	(6,963,381)	(4,348,620)
Units outstanding at end of year	640,341	1,062,247	27,322,076	150,581,819	95,375,989

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Wanger Intl	Wanger USA	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$82,754	$(100,083)	$16,765
Net realized gain (loss) on sales of investments	(220,574)	(785,244)	(6,105)
Distributions from capital gains	261,330	1,238,761	—
Net change in unrealized appreciation or depreciation of investments	742,199	1,991,845	23,977
Net increase (decrease) in net assets resulting from operations	865,709	2,345,279	34,637

Contract transactions
Contract purchase payments	87,583	94,127	25,099
Net transfers(1)	(427,991)	(932,440)	49,728
Transfers for policy loans	5,468	9,112	—
Adjustments to net assets allocated to contracts in payment period	(973)	(1,758)	—
Contract charges	(7,657)	(10,211)	(22)
Contract terminations:
Surrender benefits	(720,857)	(1,357,823)	(44,692)
Death benefits	(37,738)	(170,782)	(5,238)
Increase (decrease) from contract transactions	(1,102,165)	(2,369,775)	24,875
Net assets at beginning of year	8,296,820	13,264,853	624,967
Net assets at end of year	$8,060,364	$13,240,357	$684,479

Accumulation unit activity(2)
Units outstanding at beginning of year	2,875,259	2,854,503	520,208
Units purchased	36,219	23,843	67,778
Units redeemed	(461,800)	(587,144)	(50,116)
Units outstanding at end of year	2,449,678	2,291,202	537,870

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	67

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage) and RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Advantage and RAVA Select contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Advantage and RAVA Select contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2021, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below. These financial statements are of the Divisions of the Account offered through RAVA Advantage and RAVA Select.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B) (renamed to AB VPS Sustainable Global Thematic Portfolio (Class B) effective sometime during the second quarter 2022)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2 (previously Wells Fargo VT Index Asset Allocation Fund – Class 2)
Allspg VT Intl Eq, Cl 2	Allspring VT International Equity Fund – Class 2 (previously Wells Fargo VT International Equity Fund – Class 2)
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2 (previously Wells Fargo VT Opportunity Fund – Class 2)
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2 (previously Wells Fargo VT Small Cap Growth Fund – Class 2)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (renamed to Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3) effective sometime during the second quarter 2022)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)

68	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Division	Fund
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio(1)
CTIVP Allspg Short Dur Govt, Cl 2	CTIVP® – Allspring Short Duration Government Fund (Class 2)(2) (previously CTIVP® – Wells Fargo Short Duration Government Fund (Class 2))
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP Loomis Sayles Gro, Cl 1	CTIVP® – Loomis Sayles Growth Fund (Class 1) (renamed to CTIVP® – Principal Blue Chip Growth Fund (Class 1) effective sometime during the second quarter 2022)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
Del Ivy VIP Asset Strategy, Cl II	Delaware Ivy VIP Asset Strategy, Class II (previously Ivy VIP Asset Strategy, Class II)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares(3) (previously Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares)
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares (previously Invesco Oppenheimer V.I. Global Fund, Series II Shares)
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares (previously Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares)
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares (renamed to Invesco V.I. EQV International Equity Fund, Series II Shares effective sometime during the second quarter 2022)
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares (previously Invesco Oppenheimer V.I. Main Street Small Cap Fund®, Series II Shares)
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	69

Division	Fund
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA (renamed to Wanger Acorn effective sometime during the second quarter 2022)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Effective October 15, 2021, the portfolio performed a reverse share split. Shareholders of the portfolio received 1 share in exchange for every 6 shares of the portfolio owned.
(2)	CTIVP® – Allspring Short Duration Government Fund (Class 2) is scheduled to liquidate sometime during the second quarter of 2022.
(3)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2021.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

70	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on these products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5. SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	71

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2021 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$131,435
AB VPS Global Thematic Gro, Cl B	122,437
AB VPS Gro & Inc, Cl B	159,638
AB VPS Intl Val, Cl B	293,840
Allspg VT Index Asset Alloc, Cl 2	314,835
Allspg VT Intl Eq, Cl 2	52,990
Allspg VT Opp, Cl 2	323,023
Allspg VT Sm Cap Gro, Cl 2	1,787,811
ALPS Alerian Engy Infr, Class III	449,601
AC VP Intl, Cl II	83,382
AC VP Mid Cap Val, Cl II	107,098
AC VP Ultra, Cl II	814,639
AC VP Val, Cl II	1,100,475
BlackRock Global Alloc, Cl III	4,228,474
Calvert VP SRI Bal, Cl I	35,887
Col VP Bal, Cl 3	6,591,818
Col VP Commodity Strategy, Cl 2	187,429
Col VP Contrarian Core, Cl 2	916,084
Col VP Disciplined Core, Cl 3	177,907
Col VP Divd Opp, Cl 3	380,356
Col VP Emerg Mkts Bond, Cl 2	363,980
Col VP Emer Mkts, Cl 3	1,084,549
Col VP Global Strategic Inc, Cl 3	454,539
Col VP Govt Money Mkt, Cl 3	823,782
Col VP Hi Yield Bond, Cl 3	655,468
Col VP Inc Opp, Cl 3	810,339
Col VP Inter Bond, Cl 3	2,517,857
Col VP Lg Cap Gro, Cl 3	68,219
Col VP Lg Cap Index, Cl 3	5,478,082
Col VP Limited Duration Cr, Cl 2	1,508,278
Col VP Long Govt/Cr Bond, Cl 2	183,388
Col VP Mid Cap Gro, Cl 3	170,169
Col VP Overseas Core, Cl 3	270,573
Col VP Select Lg Cap Val, Cl 3	235,504
Col VP Select Mid Cap Val, Cl 3	72,984
Col VP Select Sm Cap Val, Cl 3	99,329
Col VP US Govt Mtge, Cl 3	648,973
CS Commodity Return	111,795
CTIVP Allspg Short Dur Govt, Cl 2	966,357
CTIVP BR Gl Infl Prot Sec, Cl 3	540,303
CTIVP Loomis Sayles Gro, Cl 1	191,393
CTIVP Vty Sycamore Estb Val, Cl 3	256,889
Del Ivy VIP Asset Strategy, Cl II	128,274
DWS Alt Asset Alloc VIP, Cl B	236,317
EV VT Floating-Rate Inc, Init Cl	287,906
Fid VIP Contrafund, Serv Cl 2	11,616,034
Fid VIP Gro & Inc, Serv Cl 2	634,434
Fid VIP Mid Cap, Serv Cl 2	7,057,170
Fid VIP Overseas, Serv Cl 2	315,430
Fid VIP Strategic Inc, Serv Cl 2	3,141,458
Frank Global Real Est, Cl 2	178,657
Frank Inc, Cl 2	804,163
Frank Mutual Shares, Cl 2	1,401,696
Frank Sm Cap Val, Cl 2	1,200,465
GS VIT Mid Cap Val, Inst	1,138,083
GS VIT Multi-Strategy Alt, Advisor	210,457
GS VIT U.S. Eq Insights, Inst	1,252,524

Division	Purchases
Invesco VI Am Fran, Ser II	$372,477
Invesco VI Bal Risk Alloc, Ser II	160,106
Invesco VI Comstock, Ser II	150,026
Invesco VI Dis Mid Cap Gro, Ser I	147,274
Invesco VI Div Divd, Ser I	38,006
Invesco VI Global, Ser II	1,361,549
Invesco VI Gbl Strat Inc, Ser II	1,010,065
Invesco VI Hlth, Ser II	358,615
Invesco VI Intl Gro, Ser II	330,975
Invesco VI Mn St Sm Cap, Ser II	778,593
Invesco VI Tech, Ser I	238,525
Janus Henderson VIT Bal, Serv	4,368,763
Janus Henderson VIT Flex Bd, Serv	609,588
Janus Hend VIT Gbl Tech Innov, Srv	253,827
Janus Henderson VIT Overseas, Serv	52,665
Janus Henderson VIT Res, Serv	491,606
Lazard Ret Global Dyn MA, Serv	171,974
MFS Mass Inv Gro Stock, Serv Cl	657,802
MFS New Dis, Serv Cl	517,841
MFS Utilities, Serv Cl	1,662,799
MS VIF Dis, Cl II	5,617,198
MS VIF Global Real Est, Cl II	62,357
NB AMT Intl Eq, Cl S	83,532
NB AMT US Eq Index PW Strat, Cl S	24,679
PIMCO VIT All Asset, Advisor Cl	695,815
PIMCO VIT Glb Man As Alloc, Adv Cl	116,446
PIMCO VIT Tot Return, Advisor Cl	1,864,292
Put VT Global Hlth Care, Cl IB	130,571
Put VT Intl Eq, Cl IB	37,610
Put VT Sus Leaders, Cl IB	148,242
Temp Global Bond, Cl 2	301,309
VanEck VIP Global Gold, Cl S	475,760
VP Aggr, Cl 2	4,276,706
VP Aggr, Cl 4	946,336
VP Conserv, Cl 2	4,315,268
VP Conserv, Cl 4	2,888,205
VP Man Risk, Cl 2	903,176
VP Man Risk US, Cl 2	14,064,172
VP Man Vol Conserv, Cl 2	7,623,708
VP Man Vol Conserv Gro, Cl 2	13,607,454
VP Man Vol Gro, Cl 2	41,980,158
VP Man Vol Mod Gro, Cl 2	33,425,602
VP Mod, Cl 2	35,463,740
VP Mod, Cl 4	6,517,245
VP Mod Aggr, Cl 2	16,499,667
VP Mod Aggr, Cl 4	2,972,098
VP Mod Conserv, Cl 2	5,319,521
VP Mod Conserv, Cl 4	1,264,684
VP Ptnrs Core Eq, Cl 3	16,210
VP Ptnrs Sm Cap Val, Cl 3	95,656
VP US Flex Conserv Gro, Cl 2	3,622,959
VP US Flex Gro, Cl 2	36,656,434
VP US Flex Mod Gro, Cl 2	23,340,943
Wanger Intl	495,746
Wanger USA	805,755
WA Var Global Hi Yd Bond, Cl II	245,816

72	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

8.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2021	600	$1.52	to	$1.36	$866	1.41%	0.55%	to	1.85%	8.68%	to	7.27%
2020	702	$1.40	to	$1.27	$939	1.49%	0.55%	to	1.85%	4.29%	to	2.93%
2019	746	$1.34	to	$1.23	$964	1.90%	0.55%	to	1.85%	14.61%	to	13.13%
2018	637	$1.17	to	$1.09	$724	1.61%	0.55%	to	1.85%	(7.85%)	to	(9.05%)
2017	467	$1.27	to	$1.20	$578	1.83%	0.55%	to	1.85%	13.71%	to	12.24%
AB VPS Global Thematic Gro, Cl B
2021	186	$3.71	to	$3.50	$681	—	0.55%	to	1.45%	21.90%	to	20.81%
2020	212	$3.05	to	$2.90	$641	0.45%	0.55%	to	1.45%	38.31%	to	37.08%
2019	269	$2.20	to	$2.11	$594	0.17%	0.55%	to	1.45%	29.07%	to	27.91%
2018	304	$1.71	to	$1.65	$522	—	0.55%	to	1.45%	(10.48%)	to	(11.29%)
2017	446	$1.91	to	$1.86	$861	0.28%	0.55%	to	1.45%	35.55%	to	34.35%
AB VPS Gro & Inc, Cl B
2021	1,488	$3.62	to	$2.96	$5,256	0.64%	0.55%	to	1.45%	27.14%	to	26.00%
2020	1,648	$2.85	to	$2.35	$4,593	1.34%	0.55%	to	1.45%	1.91%	to	1.00%
2019	1,715	$2.80	to	$2.32	$4,720	1.03%	0.55%	to	1.45%	22.93%	to	21.83%
2018	1,984	$2.28	to	$1.91	$4,450	0.74%	0.55%	to	1.45%	(6.37%)	to	(7.21%)
2017	2,222	$2.43	to	$2.06	$5,329	1.28%	0.55%	to	1.45%	17.95%	to	16.89%
AB VPS Intl Val, Cl B
2021	2,577	$1.43	to	$0.93	$4,427	1.66%	0.55%	to	1.45%	10.25%	to	9.26%
2020	2,729	$1.30	to	$0.85	$4,384	1.52%	0.55%	to	1.45%	1.65%	to	0.74%
2019	2,982	$1.28	to	$0.85	$4,712	0.80%	0.55%	to	1.45%	16.15%	to	15.11%
2018	3,300	$1.10	to	$0.74	$4,475	1.06%	0.55%	to	1.45%	(23.40%)	to	(24.09%)
2017	3,862	$1.44	to	$0.97	$6,746	1.83%	0.55%	to	1.45%	24.41%	to	23.30%
Allspg VT Index Asset Alloc, Cl 2
2021	692	$3.74	to	$3.91	$2,588	0.58%	0.75%	to	1.20%	15.13%	to	14.61%
2020	741	$3.25	to	$3.41	$2,407	0.83%	0.75%	to	1.20%	15.72%	to	15.20%
2019	802	$2.81	to	$2.96	$2,251	1.10%	0.75%	to	1.20%	19.26%	to	18.72%
2018	824	$2.35	to	$2.50	$1,939	0.99%	0.75%	to	1.20%	(3.63%)	to	(4.07%)
2017	802	$2.44	to	$2.60	$1,967	0.74%	0.75%	to	1.20%	11.41%	to	10.91%
Allspg VT Intl Eq, Cl 2
2021	676	$1.93	to	$1.32	$1,142	1.05%	0.55%	to	1.45%	6.29%	to	5.33%
2020	826	$1.81	to	$1.25	$1,319	2.51%	0.55%	to	1.45%	4.36%	to	3.42%
2019	1,060	$1.74	to	$1.21	$1,592	3.66%	0.55%	to	1.45%	14.86%	to	13.82%
2018	1,236	$1.51	to	$1.07	$1,625	11.23%	0.55%	to	1.45%	(17.73%)	to	(18.48%)
2017	1,396	$1.84	to	$1.31	$2,232	2.78%	0.55%	to	1.45%	23.66%	to	22.55%
Allspg VT Opp, Cl 2
2021	635	$5.07	to	$2.68	$3,255	0.04%	0.55%	to	1.85%	24.09%	to	22.49%
2020	671	$4.09	to	$2.18	$2,786	0.44%	0.55%	to	1.85%	20.34%	to	18.79%
2019	758	$3.40	to	$1.84	$2,642	0.28%	0.55%	to	1.85%	30.75%	to	29.05%
2018	864	$2.60	to	$1.43	$2,308	0.19%	0.55%	to	1.85%	(7.66%)	to	(8.87%)
2017	945	$2.81	to	$1.56	$2,747	0.66%	0.55%	to	1.85%	19.78%	to	18.23%
Allspg VT Sm Cap Gro, Cl 2
2021	1,096	$6.54	to	$3.22	$6,481	—	0.55%	to	1.85%	7.05%	to	5.66%
2020	1,085	$6.11	to	$3.05	$5,981	—	0.55%	to	1.85%	56.92%	to	54.89%
2019	1,187	$3.89	to	$1.97	$4,181	—	0.55%	to	1.85%	24.15%	to	22.54%
2018	1,214	$3.14	to	$1.61	$3,464	—	0.55%	to	1.85%	0.75%	to	(0.56%)
2017	1,249	$3.11	to	$1.62	$3,548	—	0.55%	to	1.85%	25.17%	to	23.56%
ALPS Alerian Engy Infr, Class III
2021	1,865	$1.00	to	$0.89	$1,786	1.95%	0.55%	to	1.85%	37.02%	to	35.25%
2020	1,816	$0.73	to	$0.66	$1,277	2.91%	0.55%	to	1.85%	(25.54%)	to	(26.50%)
2019	1,865	$0.98	to	$0.90	$1,769	1.55%	0.55%	to	1.85%	19.75%	to	18.21%
2018	2,033	$0.82	to	$0.76	$1,618	1.75%	0.55%	to	1.85%	(19.40%)	to	(20.45%)
2017	2,189	$1.01	to	$0.95	$2,177	1.78%	0.55%	to	1.85%	(1.38%)	to	(2.65%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	73

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Intl, Cl II
2021	417	$3.02	to	$3.46	$1,199	0.01%	0.55%	to	1.20%	8.01%	to	7.31%
2020	432	$2.80	to	$3.22	$1,155	0.38%	0.55%	to	1.20%	24.97%	to	24.15%
2019	466	$2.24	to	$2.59	$1,001	0.71%	0.55%	to	1.20%	27.44%	to	26.61%
2018	497	$1.76	to	$2.05	$840	1.13%	0.55%	to	1.20%	(15.76%)	to	(16.31%)
2017	578	$2.08	to	$2.45	$1,169	0.75%	0.55%	to	1.20%	30.22%	to	29.38%
AC VP Mid Cap Val, Cl II
2021	625	$3.19	to	$3.48	$2,145	0.98%	0.55%	to	1.45%	22.34%	to	21.25%
2020	752	$2.61	to	$2.87	$2,141	1.66%	0.55%	to	1.45%	0.56%	to	(0.35%)
2019	868	$2.60	to	$2.88	$2,469	1.90%	0.55%	to	1.45%	28.28%	to	27.14%
2018	1,071	$2.02	to	$2.27	$2,382	1.23%	0.55%	to	1.45%	(13.44%)	to	(14.22%)
2017	1,455	$2.34	to	$2.64	$3,731	1.37%	0.55%	to	1.45%	10.86%	to	9.87%
AC VP Ultra, Cl II
2021	603	$6.32	to	$6.04	$3,779	—	0.55%	to	1.45%	22.32%	to	21.22%
2020	613	$5.16	to	$4.98	$3,152	—	0.55%	to	1.45%	48.73%	to	47.40%
2019	704	$3.47	to	$3.38	$2,449	—	0.55%	to	1.45%	33.72%	to	32.53%
2018	674	$2.60	to	$2.55	$1,752	0.11%	0.55%	to	1.45%	0.05%	to	(0.86%)
2017	772	$2.60	to	$2.57	$2,017	0.25%	0.55%	to	1.45%	31.28%	to	30.11%
AC VP Val, Cl II
2021	3,265	$3.41	to	$2.01	$11,642	1.60%	0.55%	to	1.85%	23.60%	to	22.01%
2020	3,381	$2.76	to	$1.65	$9,796	2.14%	0.55%	to	1.85%	0.28%	to	(1.02%)
2019	3,997	$2.76	to	$1.67	$11,601	1.97%	0.55%	to	1.85%	26.23%	to	24.60%
2018	4,502	$2.18	to	$1.34	$10,346	1.49%	0.55%	to	1.85%	(9.78%)	to	(10.95%)
2017	5,346	$2.42	to	$1.50	$13,656	1.47%	0.55%	to	1.85%	7.98%	to	6.59%
BlackRock Global Alloc, Cl III
2021	3,669	$1.87	to	$1.53	$6,656	0.92%	0.55%	to	1.85%	5.83%	to	4.47%
2020	2,193	$1.77	to	$1.47	$3,711	1.39%	0.55%	to	1.85%	20.05%	to	18.49%
2019	2,234	$1.47	to	$1.24	$3,164	1.19%	0.55%	to	1.85%	17.11%	to	15.60%
2018	2,847	$1.26	to	$1.07	$3,466	0.83%	0.55%	to	1.85%	(8.09%)	to	(9.29%)
2017	3,084	$1.37	to	$1.18	$4,108	1.27%	0.55%	to	1.85%	13.09%	to	11.63%
Calvert VP SRI Bal, Cl I
2021	218	$3.00	to	$3.17	$590	1.17%	0.55%	to	1.20%	14.48%	to	13.74%
2020	318	$2.62	to	$2.79	$753	1.46%	0.55%	to	1.20%	14.63%	to	13.88%
2019	339	$2.28	to	$2.45	$703	1.53%	0.55%	to	1.20%	23.72%	to	22.92%
2018	387	$1.85	to	$1.99	$647	1.73%	0.55%	to	1.20%	(3.21%)	to	(3.84%)
2017	421	$1.91	to	$2.07	$730	1.74%	0.55%	to	1.20%	11.38%	to	10.66%
Col VP Bal, Cl 3
2021	16,796	$3.34	to	$2.03	$51,780	—	0.55%	to	1.85%	14.11%	to	12.63%
2020	15,996	$2.93	to	$1.80	$43,557	—	0.55%	to	1.85%	16.94%	to	15.43%
2019	15,197	$2.50	to	$1.56	$35,756	—	0.55%	to	1.85%	22.11%	to	20.53%
2018	15,368	$2.05	to	$1.30	$29,853	—	0.55%	to	1.85%	(6.41%)	to	(7.63%)
2017	13,512	$2.19	to	$1.40	$28,727	—	0.55%	to	1.85%	13.89%	to	12.42%
Col VP Commodity Strategy, Cl 2
2021	1,073	$0.73	to	$0.65	$754	—	0.55%	to	1.85%	31.29%	to	29.59%
2020	892	$0.56	to	$0.50	$479	19.81%	0.55%	to	1.85%	(2.09%)	to	(3.36%)
2019	793	$0.57	to	$0.52	$438	0.93%	0.55%	to	1.85%	7.19%	to	5.81%
2018	762	$0.53	to	$0.49	$394	—	0.55%	to	1.85%	(14.64%)	to	(15.75%)
2017	494	$0.62	to	$0.58	$301	6.37%	0.55%	to	1.85%	1.15%	to	(0.15%)
Col VP Contrarian Core, Cl 2
2021	1,796	$3.24	to	$2.89	$5,557	—	0.55%	to	1.85%	23.28%	to	21.69%
2020	1,656	$2.63	to	$2.38	$4,180	—	0.55%	to	1.85%	21.33%	to	19.77%
2019	1,836	$2.17	to	$1.99	$3,843	—	0.55%	to	1.85%	32.08%	to	30.38%
2018	1,878	$1.64	to	$1.52	$2,987	—	0.55%	to	1.85%	(9.64%)	to	(10.82%)
2017	1,594	$1.82	to	$1.71	$2,825	—	0.55%	to	1.85%	20.82%	to	19.26%
Col VP Disciplined Core, Cl 3
2021	5,345	$4.50	to	$3.64	$21,946	—	0.55%	to	1.45%	31.84%	to	30.66%
2020	5,965	$3.41	to	$2.79	$18,580	—	0.55%	to	1.45%	13.36%	to	12.34%
2019	6,767	$3.01	to	$2.48	$18,796	—	0.55%	to	1.45%	23.95%	to	22.84%
2018	7,618	$2.43	to	$2.02	$17,147	—	0.55%	to	1.45%	(4.27%)	to	(5.13%)
2017	8,459	$2.54	to	$2.13	$19,885	—	0.55%	to	1.45%	23.54%	to	22.44%

74	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Divd Opp, Cl 3
2021	5,968	$3.51	to	$2.47	$23,277	—	0.55%	to	1.45%	25.33%	to	24.20%
2020	6,509	$2.80	to	$1.99	$20,365	—	0.55%	to	1.45%	0.47%	to	(0.43%)
2019	7,526	$2.79	to	$2.00	$23,561	—	0.55%	to	1.45%	23.24%	to	22.14%
2018	8,378	$2.26	to	$1.64	$21,438	—	0.55%	to	1.45%	(6.39%)	to	(7.23%)
2017	9,883	$2.42	to	$1.76	$26,903	—	0.55%	to	1.45%	13.65%	to	12.64%
Col VP Emerg Mkts Bond, Cl 2
2021	1,313	$1.17	to	$1.04	$1,478	3.72%	0.55%	to	1.85%	(2.98%)	to	(4.25%)
2020	1,171	$1.21	to	$1.09	$1,366	3.52%	0.55%	to	1.85%	6.58%	to	5.18%
2019	839	$1.13	to	$1.04	$923	4.89%	0.55%	to	1.85%	11.48%	to	10.03%
2018	771	$1.01	to	$0.94	$764	4.39%	0.55%	to	1.85%	(7.90%)	to	(9.09%)
2017	523	$1.10	to	$1.04	$566	4.38%	0.55%	to	1.85%	11.08%	to	9.64%
Col VP Emer Mkts, Cl 3
2021	2,138	$3.85	to	$2.26	$7,130	0.99%	0.55%	to	1.45%	(7.84%)	to	(8.67%)
2020	2,265	$4.18	to	$2.48	$8,366	0.55%	0.55%	to	1.45%	32.63%	to	31.44%
2019	2,995	$3.15	to	$1.89	$8,156	0.18%	0.55%	to	1.45%	30.71%	to	29.54%
2018	3,292	$2.41	to	$1.46	$7,016	0.45%	0.55%	to	1.45%	(22.01%)	to	(22.71%)
2017	3,525	$3.09	to	$1.88	$9,712	0.09%	0.55%	to	1.45%	46.25%	to	44.95%
Col VP Global Strategic Inc, Cl 3
2021	2,042	$1.37	to	$1.19	$3,335	4.04%	0.55%	to	1.45%	0.59%	to	(0.32%)
2020	2,296	$1.36	to	$1.20	$3,752	5.18%	0.55%	to	1.45%	4.11%	to	3.17%
2019	2,516	$1.31	to	$1.16	$3,988	—	0.55%	to	1.45%	10.30%	to	9.31%
2018	2,919	$1.19	to	$1.06	$4,204	4.59%	0.55%	to	1.45%	(5.86%)	to	(6.71%)
2017	3,858	$1.26	to	$1.14	$5,849	—	0.55%	to	1.45%	5.19%	to	4.25%
Col VP Govt Money Mkt, Cl 3
2021	6,690	$1.09	to	$0.91	$6,995	0.01%	0.55%	to	1.45%	(0.52%)	to	(1.44%)
2020	9,566	$1.10	to	$0.92	$10,004	0.22%	0.55%	to	1.45%	(0.27%)	to	(1.18%)
2019	8,173	$1.10	to	$0.93	$8,696	1.73%	0.55%	to	1.45%	1.21%	to	0.30%
2018	10,216	$1.09	to	$0.93	$10,666	1.35%	0.55%	to	1.45%	0.83%	to	(0.08%)
2017	12,019	$1.08	to	$0.93	$12,454	0.30%	0.55%	to	1.45%	(0.24%)	to	(1.14%)
Col VP Hi Yield Bond, Cl 3
2021	2,071	$2.80	to	$2.26	$6,497	5.02%	0.55%	to	1.45%	4.29%	to	3.35%
2020	2,231	$2.69	to	$2.19	$6,751	5.65%	0.55%	to	1.45%	5.96%	to	5.01%
2019	2,599	$2.54	to	$2.08	$7,472	5.79%	0.55%	to	1.45%	16.08%	to	15.04%
2018	3,159	$2.19	to	$1.81	$7,841	5.44%	0.55%	to	1.45%	(4.53%)	to	(5.39%)
2017	4,130	$2.29	to	$1.91	$10,717	5.40%	0.55%	to	1.45%	5.83%	to	4.88%
Col VP Inc Opp, Cl 3
2021	2,341	$2.63	to	$2.18	$5,690	8.96%	0.55%	to	1.45%	3.90%	to	2.97%
2020	2,515	$2.53	to	$2.12	$5,912	4.61%	0.55%	to	1.45%	5.16%	to	4.21%
2019	2,924	$2.41	to	$2.03	$6,556	4.91%	0.55%	to	1.45%	15.59%	to	14.56%
2018	3,174	$2.08	to	$1.77	$6,178	4.91%	0.55%	to	1.45%	(4.39%)	to	(5.25%)
2017	4,240	$2.18	to	$1.87	$8,630	6.00%	0.55%	to	1.45%	5.80%	to	4.86%
Col VP Inter Bond, Cl 3
2021	7,537	$1.87	to	$1.60	$15,328	3.16%	0.55%	to	1.45%	(0.90%)	to	(1.79%)
2020	8,248	$1.89	to	$1.63	$17,001	2.76%	0.55%	to	1.45%	11.83%	to	10.83%
2019	8,839	$1.69	to	$1.47	$16,357	3.11%	0.55%	to	1.45%	8.52%	to	7.55%
2018	10,002	$1.56	to	$1.36	$17,104	2.19%	0.55%	to	1.45%	(0.29%)	to	(1.19%)
2017	12,656	$1.56	to	$1.38	$21,763	2.67%	0.55%	to	1.45%	3.17%	to	2.24%
Col VP Lg Cap Gro, Cl 3
2021	1,775	$5.75	to	$4.69	$5,240	—	0.55%	to	1.45%	27.83%	to	26.69%
2020	2,057	$4.50	to	$3.70	$4,787	—	0.55%	to	1.45%	33.83%	to	32.63%
2019	2,380	$3.36	to	$2.79	$4,150	—	0.55%	to	1.45%	35.01%	to	33.80%
2018	2,675	$2.49	to	$2.09	$3,507	—	0.55%	to	1.45%	(4.62%)	to	(5.48%)
2017	2,969	$2.61	to	$2.21	$4,106	—	0.55%	to	1.45%	27.25%	to	26.11%
Col VP Lg Cap Index, Cl 3
2021	16,719	$4.82	to	$2.92	$66,822	—	0.55%	to	1.85%	27.51%	to	25.87%
2020	18,223	$3.78	to	$2.32	$57,310	—	0.55%	to	1.85%	17.26%	to	15.74%
2019	16,113	$3.23	to	$2.00	$43,550	—	0.55%	to	1.85%	30.23%	to	28.55%
2018	11,391	$2.48	to	$1.56	$23,997	—	0.55%	to	1.85%	(5.34%)	to	(6.57%)
2017	10,370	$2.62	to	$1.67	$23,037	—	0.55%	to	1.85%	20.62%	to	19.07%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	75

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Limited Duration Cr, Cl 2
2021	3,318	$1.07	to	$1.01	$3,808	1.42%	0.55%	to	1.85%	(1.38%)	to	(2.67%)
2020	3,033	$1.09	to	$1.04	$3,537	2.58%	0.55%	to	1.85%	4.99%	to	3.63%
2019	2,588	$1.04	to	$1.00	$2,915	2.18%	0.55%	to	1.85%	6.88%	to	5.49%
2018	2,819	$0.97	to	$0.95	$2,990	1.68%	0.55%	to	1.85%	(0.57%)	to	(1.86%)
2017	3,111	$0.98	to	$0.96	$3,329	2.09%	0.55%	to	1.85%	1.24%	to	(0.06%)
Col VP Long Govt/Cr Bond, Cl 2
2021	963	$1.40	to	$1.25	$1,297	1.80%	0.55%	to	1.85%	(3.99%)	to	(5.24%)
2020	1,060	$1.46	to	$1.32	$1,496	2.75%	0.55%	to	1.85%	16.43%	to	14.92%
2019	620	$1.25	to	$1.15	$754	2.89%	0.55%	to	1.85%	18.76%	to	17.24%
2018	520	$1.05	to	$0.98	$535	2.84%	0.55%	to	1.85%	(5.89%)	to	(7.13%)
2017	764	$1.12	to	$1.05	$839	3.33%	0.55%	to	1.85%	10.40%	to	8.97%
Col VP Mid Cap Gro, Cl 3
2021	1,182	$4.80	to	$4.17	$4,791	—	0.55%	to	1.45%	15.77%	to	14.73%
2020	1,254	$4.14	to	$3.63	$4,394	—	0.55%	to	1.45%	34.49%	to	33.29%
2019	1,428	$3.08	to	$2.72	$3,740	—	0.55%	to	1.45%	34.28%	to	33.08%
2018	1,562	$2.30	to	$2.05	$3,050	—	0.55%	to	1.45%	(5.38%)	to	(6.23%)
2017	1,761	$2.43	to	$2.18	$3,661	—	0.55%	to	1.45%	22.12%	to	21.03%
Col VP Overseas Core, Cl 3
2021	1,872	$2.40	to	$1.65	$3,685	1.18%	0.55%	to	1.45%	9.28%	to	8.30%
2020	2,054	$2.20	to	$1.52	$3,706	1.56%	0.55%	to	1.45%	8.33%	to	7.35%
2019	2,393	$2.03	to	$1.42	$3,984	1.97%	0.55%	to	1.45%	24.63%	to	23.52%
2018	2,780	$1.63	to	$1.15	$3,722	2.69%	0.55%	to	1.45%	(17.16%)	to	(17.91%)
2017	3,241	$1.97	to	$1.40	$5,289	1.99%	0.55%	to	1.45%	26.67%	to	25.54%
Col VP Select Lg Cap Val, Cl 3
2021	271	$3.94	to	$3.13	$953	—	0.55%	to	1.45%	25.46%	to	24.33%
2020	273	$3.14	to	$2.52	$770	—	0.55%	to	1.45%	6.37%	to	5.41%
2019	329	$2.96	to	$2.39	$877	—	0.55%	to	1.45%	25.85%	to	24.72%
2018	369	$2.35	to	$1.91	$782	—	0.55%	to	1.45%	(12.79%)	to	(13.58%)
2017	447	$2.69	to	$2.22	$1,098	—	0.55%	to	1.45%	20.14%	to	19.07%
Col VP Select Mid Cap Val, Cl 3
2021	568	$3.91	to	$3.13	$2,159	—	0.55%	to	1.45%	31.41%	to	30.23%
2020	635	$2.97	to	$2.40	$1,851	—	0.55%	to	1.45%	6.82%	to	5.86%
2019	731	$2.78	to	$2.27	$2,010	—	0.55%	to	1.45%	30.70%	to	29.53%
2018	817	$2.13	to	$1.75	$1,725	—	0.55%	to	1.45%	(13.88%)	to	(14.66%)
2017	1,095	$2.47	to	$2.05	$2,685	—	0.55%	to	1.45%	12.77%	to	11.76%
Col VP Select Sm Cap Val, Cl 3
2021	394	$3.55	to	$2.93	$1,586	—	0.55%	to	1.45%	30.08%	to	28.92%
2020	413	$2.73	to	$2.27	$1,304	—	0.55%	to	1.45%	8.46%	to	7.48%
2019	494	$2.51	to	$2.11	$1,435	—	0.55%	to	1.45%	16.94%	to	15.89%
2018	587	$2.15	to	$1.82	$1,455	—	0.55%	to	1.45%	(13.18%)	to	(13.96%)
2017	658	$2.48	to	$2.12	$1,874	—	0.55%	to	1.45%	11.58%	to	10.59%
Col VP US Govt Mtge, Cl 3
2021	2,335	$1.39	to	$1.18	$3,302	1.94%	0.55%	to	1.45%	(1.61%)	to	(2.49%)
2020	2,429	$1.41	to	$1.21	$3,510	2.53%	0.55%	to	1.45%	4.38%	to	3.44%
2019	2,325	$1.35	to	$1.17	$3,277	2.62%	0.55%	to	1.45%	6.03%	to	5.08%
2018	2,505	$1.28	to	$1.11	$3,342	2.74%	0.55%	to	1.45%	1.16%	to	0.24%
2017	2,815	$1.26	to	$1.11	$3,722	2.80%	0.55%	to	1.45%	2.65%	to	1.73%
CS Commodity Return
2021	1,134	$0.63	to	$0.56	$679	4.78%	0.55%	to	1.45%	27.20%	to	26.06%
2020	1,174	$0.49	to	$0.44	$554	5.75%	0.55%	to	1.45%	(2.02%)	to	(2.90%)
2019	1,265	$0.50	to	$0.45	$611	0.87%	0.55%	to	1.45%	6.11%	to	5.16%
2018	1,405	$0.47	to	$0.43	$642	2.57%	0.55%	to	1.45%	(12.14%)	to	(12.94%)
2017	1,543	$0.54	to	$0.50	$805	9.10%	0.55%	to	1.45%	0.96%	to	0.06%
CTIVP Allspg Short Dur Govt, Cl 2
2021	2,445	$1.03	to	$0.91	$2,453	1.07%	0.55%	to	1.85%	(2.24%)	to	(3.50%)
2020	6,746	$1.06	to	$0.95	$6,854	2.92%	0.55%	to	1.85%	2.82%	to	1.48%
2019	3,226	$1.03	to	$0.93	$3,240	0.82%	0.55%	to	1.85%	2.77%	to	1.44%
2018	2,406	$1.00	to	$0.92	$2,370	0.97%	0.55%	to	1.85%	0.25%	to	(1.06%)
2017	2,726	$1.00	to	$0.93	$2,690	0.73%	0.55%	to	1.85%	(0.11%)	to	(1.41%)

76	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP BR Gl Infl Prot Sec, Cl 3
2021	2,286	$1.85	to	$1.56	$3,947	0.68%	0.55%	to	1.45%	3.90%	to	2.97%
2020	2,491	$1.78	to	$1.52	$4,160	0.56%	0.55%	to	1.45%	8.52%	to	7.54%
2019	2,809	$1.64	to	$1.41	$4,337	3.16%	0.55%	to	1.45%	7.22%	to	6.26%
2018	3,337	$1.53	to	$1.33	$4,817	—	0.55%	to	1.45%	(1.06%)	to	(1.95%)
2017	4,346	$1.55	to	$1.36	$6,359	2.29%	0.55%	to	1.45%	1.98%	to	1.07%
CTIVP Loomis Sayles Gro, Cl 1
2021	2,585	$2.76	to	$2.62	$6,985	—	0.55%	to	1.45%	17.92%	to	16.87%
2020	2,909	$2.34	to	$2.24	$6,691	—	0.55%	to	1.45%	31.21%	to	30.04%
2019	3,697	$1.78	to	$1.73	$6,507	—	0.55%	to	1.45%	31.03%	to	29.86%
2018	4,307	$1.36	to	$1.33	$5,808	—	0.55%	to	1.45%	(2.93%)	to	(3.81%)
2017	5,192	$1.40	to	$1.38	$7,239	—	0.55%	to	1.45%	32.30%	to	31.12%
CTIVP Vty Sycamore Estb Val, Cl 3
2021	299	$4.71	to	$3.84	$1,289	—	0.55%	to	1.45%	31.02%	to	29.85%
2020	284	$3.60	to	$2.96	$940	—	0.55%	to	1.45%	7.31%	to	6.35%
2019	296	$3.35	to	$2.78	$919	—	0.55%	to	1.45%	27.31%	to	26.17%
2018	345	$2.63	to	$2.20	$843	—	0.55%	to	1.45%	(10.59%)	to	(11.40%)
2017	357	$2.94	to	$2.49	$981	—	0.55%	to	1.45%	15.09%	to	14.07%
Del Ivy VIP Asset Strategy, Cl II
2021	454	$1.67	to	$1.49	$729	1.51%	0.55%	to	1.85%	9.83%	to	8.41%
2020	493	$1.52	to	$1.38	$724	2.06%	0.55%	to	1.85%	13.25%	to	11.78%
2019	475	$1.34	to	$1.23	$619	2.20%	0.55%	to	1.85%	21.11%	to	19.54%
2018	388	$1.11	to	$1.03	$420	2.13%	0.55%	to	1.85%	(5.97%)	to	(7.19%)
2017	357	$1.18	to	$1.11	$412	1.44%	0.55%	to	1.85%	17.63%	to	16.12%
DWS Alt Asset Alloc VIP, Cl B
2021	764	$1.28	to	$1.09	$927	1.69%	0.55%	to	1.85%	11.73%	to	10.29%
2020	651	$1.14	to	$0.99	$711	2.33%	0.55%	to	1.85%	4.75%	to	3.39%
2019	541	$1.09	to	$0.96	$568	3.66%	0.55%	to	1.85%	13.72%	to	12.26%
2018	670	$0.96	to	$0.85	$621	1.84%	0.55%	to	1.85%	(9.85%)	to	(11.02%)
2017	661	$1.07	to	$0.96	$683	1.98%	0.55%	to	1.85%	6.43%	to	5.05%
EV VT Floating-Rate Inc, Init Cl
2021	2,539	$1.61	to	$1.39	$3,827	2.90%	0.55%	to	1.45%	3.04%	to	2.13%
2020	2,829	$1.56	to	$1.36	$4,160	3.33%	0.55%	to	1.45%	1.44%	to	0.53%
2019	3,802	$1.54	to	$1.35	$5,531	4.32%	0.55%	to	1.45%	6.49%	to	5.54%
2018	4,898	$1.44	to	$1.28	$6,701	3.75%	0.55%	to	1.45%	(0.63%)	to	(1.52%)
2017	4,718	$1.45	to	$1.30	$6,539	3.26%	0.55%	to	1.45%	2.85%	to	1.93%
Fid VIP Contrafund, Serv Cl 2
2021	10,591	$4.48	to	$3.04	$45,830	0.03%	0.55%	to	1.85%	26.81%	to	25.17%
2020	10,296	$3.53	to	$2.43	$35,394	0.08%	0.55%	to	1.85%	29.52%	to	27.84%
2019	11,232	$2.73	to	$1.90	$30,062	0.22%	0.55%	to	1.85%	30.56%	to	28.87%
2018	12,390	$2.09	to	$1.47	$25,492	0.44%	0.55%	to	1.85%	(7.15%)	to	(8.36%)
2017	12,378	$2.25	to	$1.61	$27,582	0.76%	0.55%	to	1.85%	20.92%	to	19.37%
Fid VIP Gro & Inc, Serv Cl 2
2021	1,787	$3.88	to	$4.23	$7,249	2.14%	0.55%	to	1.20%	24.95%	to	24.14%
2020	2,106	$3.11	to	$3.41	$6,739	1.90%	0.55%	to	1.20%	7.00%	to	6.31%
2019	2,387	$2.90	to	$3.21	$7,163	3.46%	0.55%	to	1.20%	28.97%	to	28.13%
2018	2,840	$2.25	to	$2.50	$6,615	0.19%	0.55%	to	1.20%	(9.69%)	to	(10.28%)
2017	3,139	$2.49	to	$2.79	$8,122	1.03%	0.55%	to	1.20%	15.98%	to	15.22%
Fid VIP Mid Cap, Serv Cl 2
2021	5,326	$4.83	to	$2.29	$27,803	0.36%	0.55%	to	1.85%	24.62%	to	23.01%
2020	5,568	$3.88	to	$1.86	$23,375	0.40%	0.55%	to	1.85%	17.22%	to	15.70%
2019	6,668	$3.31	to	$1.61	$23,460	0.68%	0.55%	to	1.85%	22.50%	to	20.91%
2018	6,903	$2.70	to	$1.33	$20,328	0.40%	0.55%	to	1.85%	(15.24%)	to	(16.34%)
2017	7,146	$3.19	to	$1.59	$25,376	0.48%	0.55%	to	1.85%	19.88%	to	18.33%
Fid VIP Overseas, Serv Cl 2
2021	1,117	$2.82	to	$1.97	$3,108	0.32%	0.55%	to	1.45%	18.73%	to	17.67%
2020	1,200	$2.38	to	$1.67	$2,805	0.22%	0.55%	to	1.45%	14.70%	to	13.67%
2019	1,328	$2.07	to	$1.47	$2,697	1.49%	0.55%	to	1.45%	26.80%	to	25.66%
2018	1,467	$1.63	to	$1.17	$2,354	1.18%	0.55%	to	1.45%	(15.53%)	to	(16.29%)
2017	1,805	$1.93	to	$1.40	$3,435	1.16%	0.55%	to	1.45%	29.28%	to	28.12%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	77

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Strategic Inc, Serv Cl 2
2021	7,071	$1.33	to	$1.18	$8,973	2.59%	0.55%	to	1.85%	2.96%	to	1.61%
2020	6,614	$1.29	to	$1.16	$8,189	3.30%	0.55%	to	1.85%	6.57%	to	5.20%
2019	5,771	$1.21	to	$1.11	$6,728	4.23%	0.55%	to	1.85%	10.06%	to	8.63%
2018	3,921	$1.10	to	$1.02	$4,187	4.18%	0.55%	to	1.85%	(3.37%)	to	(4.62%)
2017	2,443	$1.14	to	$1.07	$2,715	3.69%	0.55%	to	1.85%	6.96%	to	5.59%
Frank Global Real Est, Cl 2
2021	1,007	$1.86	to	$1.39	$2,827	0.90%	0.55%	to	1.45%	26.09%	to	24.97%
2020	1,214	$1.47	to	$1.12	$2,685	3.31%	0.55%	to	1.45%	(5.91%)	to	(6.75%)
2019	1,603	$1.57	to	$1.20	$3,590	2.65%	0.55%	to	1.45%	21.70%	to	20.61%
2018	1,921	$1.29	to	$0.99	$3,502	2.67%	0.55%	to	1.45%	(7.29%)	to	(8.12%)
2017	2,442	$1.39	to	$1.08	$4,758	3.25%	0.55%	to	1.45%	9.87%	to	8.89%
Frank Inc, Cl 2
2021	2,734	$1.63	to	$1.46	$4,247	4.66%	0.55%	to	1.85%	16.11%	to	14.61%
2020	2,552	$1.40	to	$1.27	$3,435	5.80%	0.55%	to	1.85%	0.14%	to	(1.15%)
2019	2,354	$1.40	to	$1.29	$3,182	5.33%	0.55%	to	1.85%	15.43%	to	13.94%
2018	1,899	$1.22	to	$1.13	$2,239	4.76%	0.55%	to	1.85%	(4.83%)	to	(6.07%)
2017	1,826	$1.28	to	$1.20	$2,275	4.17%	0.55%	to	1.85%	9.08%	to	7.67%
Frank Mutual Shares, Cl 2
2021	4,052	$2.65	to	$1.59	$9,989	2.89%	0.55%	to	1.85%	18.51%	to	16.98%
2020	4,290	$2.24	to	$1.36	$8,929	2.79%	0.55%	to	1.85%	(5.56%)	to	(6.79%)
2019	4,468	$2.37	to	$1.46	$9,889	1.84%	0.55%	to	1.85%	21.90%	to	20.32%
2018	4,623	$1.94	to	$1.21	$8,470	2.44%	0.55%	to	1.85%	(9.57%)	to	(10.74%)
2017	4,477	$2.15	to	$1.36	$9,261	2.15%	0.55%	to	1.85%	7.75%	to	6.37%
Frank Sm Cap Val, Cl 2
2021	1,932	$3.94	to	$2.09	$8,656	1.00%	0.55%	to	1.85%	24.68%	to	23.07%
2020	2,156	$3.16	to	$1.70	$7,786	1.49%	0.55%	to	1.85%	4.61%	to	3.27%
2019	2,390	$3.02	to	$1.64	$8,214	1.05%	0.55%	to	1.85%	25.65%	to	24.04%
2018	2,562	$2.41	to	$1.32	$7,235	0.89%	0.55%	to	1.85%	(13.36%)	to	(14.48%)
2017	2,619	$2.78	to	$1.55	$8,614	0.52%	0.55%	to	1.85%	10.05%	to	8.63%
GS VIT Mid Cap Val, Inst
2021	1,084	$4.33	to	$5.73	$7,658	0.46%	0.55%	to	1.20%	30.23%	to	29.39%
2020	1,277	$3.33	to	$4.43	$6,943	0.64%	0.55%	to	1.20%	7.81%	to	7.11%
2019	1,393	$3.08	to	$4.14	$7,054	0.79%	0.55%	to	1.20%	30.81%	to	29.96%
2018	1,530	$2.36	to	$3.18	$5,944	1.26%	0.55%	to	1.20%	(10.95%)	to	(11.53%)
2017	1,796	$2.65	to	$3.60	$7,881	0.69%	0.55%	to	1.20%	10.46%	to	9.75%
GS VIT Multi-Strategy Alt, Advisor
2021	661	$1.05	to	$0.95	$669	1.64%	0.55%	to	1.85%	4.08%	to	2.74%
2020	532	$1.01	to	$0.93	$520	2.38%	0.55%	to	1.85%	6.00%	to	4.62%
2019	302	$0.95	to	$0.89	$282	2.90%	0.55%	to	1.85%	8.01%	to	6.62%
2018	231	$0.88	to	$0.83	$200	2.63%	0.55%	to	1.85%	(7.61%)	to	(8.81%)
2017	188	$0.96	to	$0.91	$178	2.50%	0.55%	to	1.85%	4.56%	to	3.22%
GS VIT U.S. Eq Insights, Inst
2021	1,236	$4.47	to	$3.59	$4,784	0.78%	0.55%	to	1.45%	28.70%	to	27.54%
2020	1,422	$3.47	to	$2.81	$4,305	0.83%	0.55%	to	1.45%	16.90%	to	15.86%
2019	1,650	$2.97	to	$2.43	$4,282	1.24%	0.55%	to	1.45%	24.52%	to	23.41%
2018	1,834	$2.39	to	$1.97	$3,841	1.16%	0.55%	to	1.45%	(6.71%)	to	(7.55%)
2017	2,166	$2.56	to	$2.13	$4,853	1.29%	0.55%	to	1.45%	23.39%	to	22.29%
Invesco VI Am Fran, Ser II
2021	616	$3.94	to	$3.61	$2,346	—	0.55%	to	1.45%	11.04%	to	10.04%
2020	695	$3.55	to	$3.28	$2,391	—	0.55%	to	1.45%	41.22%	to	39.95%
2019	903	$2.51	to	$2.34	$2,205	—	0.55%	to	1.45%	35.68%	to	34.46%
2018	1,012	$1.85	to	$1.74	$1,829	—	0.55%	to	1.45%	(4.42%)	to	(5.28%)
2017	1,303	$1.94	to	$1.84	$2,474	—	0.55%	to	1.45%	26.33%	to	25.21%
Invesco VI Bal Risk Alloc, Ser II
2021	943	$1.50	to	$1.34	$1,352	3.01%	0.55%	to	1.85%	8.66%	to	7.26%
2020	950	$1.38	to	$1.25	$1,261	7.58%	0.55%	to	1.85%	9.39%	to	7.97%
2019	764	$1.27	to	$1.16	$937	—	0.55%	to	1.85%	14.25%	to	12.78%
2018	602	$1.11	to	$1.03	$648	1.28%	0.55%	to	1.85%	(7.23%)	to	(8.44%)
2017	653	$1.19	to	$1.12	$762	3.95%	0.55%	to	1.85%	9.23%	to	7.82%

78	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Comstock, Ser II
2021	1,591	$3.39	to	$2.71	$5,001	1.56%	0.55%	to	1.45%	32.31%		to	31.13%
2020	1,919	$2.56	to	$2.06	$4,570	2.16%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
2019	2,141	$2.60	to	$2.12	$5,189	1.70%	0.55%	to	1.45%	24.26%		to	23.14%
2018	2,319	$2.09	to	$1.72	$4,540	1.37%	0.55%	to	1.45%	(12.85%)		to	(13.64%)
2017	2,795	$2.40	to	$1.99	$6,318	1.94%	0.55%	to	1.45%	16.93%		to	15.89%
Invesco VI Dis Mid Cap Gro, Ser I
2021	565	$1.78	to	$1.77	$1,006	—	0.75%	to	1.20%	18.21%		to	17.68%
2020	582	$1.51	to	$1.50	$878	0.05%	0.75%	to	1.20%	50.82	%(7)	to	50.36	%(7)
Invesco VI Div Divd, Ser I
2021	293	$2.68	to	$2.50	$751	2.16%	0.55%	to	1.20%	18.24%		to	17.48%
2020	310	$2.26	to	$2.13	$676	2.99%	0.55%	to	1.20%	(0.41%)		to	(1.05%)
2019	353	$2.27	to	$2.15	$775	2.79%	0.55%	to	1.20%	24.40%		to	23.60%
2018	473	$1.83	to	$1.74	$840	2.25%	0.55%	to	1.20%	(8.08%)		to	(8.68%)
2017	612	$1.99	to	$1.90	$1,188	1.56%	0.55%	to	1.20%	7.98%		to	7.28%
Invesco VI Global, Ser II
2021	2,550	$4.50	to	$2.39	$9,730	—	0.55%	to	1.85%	14.54%		to	13.06%
2020	2,646	$3.93	to	$2.12	$8,833	0.45%	0.55%	to	1.85%	26.64%		to	25.00%
2019	2,703	$3.10	to	$1.69	$7,163	0.64%	0.55%	to	1.85%	30.73%		to	29.05%
2018	2,869	$2.37	to	$1.31	$5,853	0.77%	0.55%	to	1.85%	(13.87%)		to	(14.99%)
2017	2,939	$2.76	to	$1.54	$7,055	0.73%	0.55%	to	1.85%	35.58%		to	33.83%
Invesco VI Gbl Strat Inc, Ser II
2021	5,314	$1.75	to	$0.98	$8,438	4.25%	0.55%	to	1.85%	(4.09%)		to	(5.34%)
2020	5,727	$1.82	to	$1.04	$9,534	5.27%	0.55%	to	1.85%	2.43%		to	1.10%
2019	6,615	$1.78	to	$1.02	$10,763	3.38%	0.55%	to	1.85%	10.00%		to	8.58%
2018	7,460	$1.62	to	$0.94	$11,114	4.53%	0.55%	to	1.85%	(5.06%)		to	(6.30%)
2017	9,372	$1.70	to	$1.01	$14,781	1.99%	0.55%	to	1.85%	5.46%		to	4.09%
Invesco VI Hlth, Ser II
2021	434	$3.75	to	$3.45	$1,599	0.00%	0.55%	to	1.45%	11.43%		to	10.43%
2020	479	$3.37	to	$3.12	$1,595	0.09%	0.55%	to	1.45%	13.57%		to	12.56%
2019	567	$2.96	to	$2.77	$1,677	—	0.55%	to	1.45%	31.46%		to	30.28%
2018	619	$2.26	to	$2.13	$1,402	—	0.55%	to	1.45%	0.06%		to	(0.84%)
2017	835	$2.25	to	$2.15	$1,890	0.08%	0.55%	to	1.45%	14.92%		to	13.89%
Invesco VI Intl Gro, Ser II
2021	1,176	$2.61	to	$2.00	$2,784	1.05%	0.55%	to	1.45%	5.03%		to	4.09%
2020	1,261	$2.49	to	$1.92	$2,857	2.09%	0.55%	to	1.45%	13.12%		to	12.10%
2019	1,476	$2.20	to	$1.71	$2,958	1.21%	0.55%	to	1.45%	27.54%		to	26.39%
2018	1,854	$1.72	to	$1.35	$2,909	1.74%	0.55%	to	1.45%	(15.67%)		to	(16.43%)
2017	2,140	$2.04	to	$1.62	$3,997	1.20%	0.55%	to	1.45%	22.06%		to	20.97%
Invesco VI Mn St Sm Cap, Ser II
2021	1,470	$4.63	to	$2.42	$5,972	0.18%	0.55%	to	1.85%	21.59%		to	20.02%
2020	1,530	$3.80	to	$2.02	$5,132	0.37%	0.55%	to	1.85%	18.98%		to	17.44%
2019	1,590	$3.20	to	$1.72	$4,494	—	0.55%	to	1.85%	25.44%		to	23.82%
2018	1,434	$2.55	to	$1.39	$3,257	0.06%	0.55%	to	1.85%	(11.03%)		to	(12.19%)
2017	1,555	$2.87	to	$1.58	$4,016	0.65%	0.55%	to	1.85%	13.29%		to	11.83%
Invesco VI Tech, Ser I
2021	407	$5.77	to	$6.82	$1,603	—	0.55%	to	1.20%	13.79%		to	13.05%
2020	463	$5.07	to	$6.03	$1,610	—	0.55%	to	1.20%	45.31%		to	44.37%
2019	484	$3.49	to	$4.18	$1,175	—	0.55%	to	1.20%	35.13%		to	34.26%
2018	552	$2.58	to	$3.11	$995	—	0.55%	to	1.20%	(1.00%)		to	(1.65%)
2017	602	$2.61	to	$3.16	$1,100	—	0.55%	to	1.20%	34.39%		to	33.52%
Janus Henderson VIT Bal, Serv
2021	9,219	$1.59	to	$1.52	$14,328	0.70%	0.55%	to	1.85%	16.27%		to	14.76%
2020	6,794	$1.37	to	$1.32	$9,148	1.59%	0.55%	to	1.85%	13.40%		to	11.94%
2019	4,944	$1.21	to	$1.18	$5,909	1.82%	0.55%	to	1.85%	21.60%		to	20.04%
2018	3,111	$0.99	to	$0.98	$3,079	1.60%	0.55%	to	1.85%	(0.67	%)(6)	to	(1.54	%)(6)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	79

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Flex Bd, Serv
2021	1,522	$1.23	to	$1.10	$1,789	1.70%	0.55%	to	1.85%	(1.65%)	to	(2.93%)
2020	1,182	$1.25	to	$1.13	$1,420	2.48%	0.55%	to	1.85%	9.64%	to	8.22%
2019	1,111	$1.14	to	$1.04	$1,222	3.01%	0.55%	to	1.85%	8.68%	to	7.27%
2018	731	$1.05	to	$0.97	$745	2.60%	0.55%	to	1.85%	(1.83%)	to	(3.10%)
2017	853	$1.07	to	$1.00	$891	2.50%	0.55%	to	1.85%	2.78%	to	1.46%
Janus Hend VIT Gbl Tech Innov, Srv
2021	436	$3.80	to	$12.53	$1,647	0.12%	0.75%	to	1.20%	16.87%	to	16.34%
2020	455	$3.25	to	$10.77	$1,470	—	0.75%	to	1.20%	49.60%	to	48.93%
2019	484	$2.17	to	$7.23	$1,052	—	0.75%	to	1.20%	43.74%	to	43.09%
2018	517	$1.51	to	$5.05	$794	—	0.75%	to	1.20%	0.15%	to	(0.30%)
2017	600	$1.51	to	$5.07	$918	—	0.75%	to	1.20%	43.83%	to	43.19%
Janus Henderson VIT Overseas, Serv
2021	514	$2.16	to	$3.98	$1,111	1.01%	0.75%	to	1.20%	12.44%	to	11.94%
2020	559	$1.92	to	$3.56	$1,071	1.22%	0.75%	to	1.20%	15.15%	to	14.64%
2019	611	$1.67	to	$3.10	$1,016	1.80%	0.75%	to	1.20%	25.76%	to	25.20%
2018	714	$1.33	to	$2.48	$958	1.64%	0.75%	to	1.20%	(15.77%)	to	(16.15%)
2017	848	$1.58	to	$2.96	$1,344	1.58%	0.75%	to	1.20%	29.83%	to	29.25%
Janus Henderson VIT Res, Serv
2021	928	$4.23	to	$3.24	$3,716	0.02%	0.55%	to	1.85%	19.39%	to	17.85%
2020	993	$3.54	to	$2.75	$3,345	0.22%	0.55%	to	1.85%	31.85%	to	30.15%
2019	1,244	$2.68	to	$2.11	$3,183	0.30%	0.55%	to	1.85%	34.48%	to	32.74%
2018	1,438	$2.00	to	$1.59	$2,749	0.35%	0.55%	to	1.85%	(3.37%)	to	(4.63%)
2017	1,701	$2.07	to	$1.67	$3,381	0.24%	0.55%	to	1.85%	26.86%	to	25.22%
Lazard Ret Global Dyn MA, Serv
2021	758	$1.70	to	$1.52	$1,224	2.86%	0.55%	to	1.85%	11.32%	to	9.88%
2020	671	$1.53	to	$1.38	$980	0.67%	0.55%	to	1.85%	0.26%	to	(1.03%)
2019	319	$1.53	to	$1.40	$473	0.05%	0.55%	to	1.85%	17.14%	to	15.63%
2018	227	$1.30	to	$1.21	$289	1.13%	0.55%	to	1.85%	(7.09%)	to	(8.29%)
2017	288	$1.40	to	$1.32	$397	—	0.55%	to	1.85%	19.87%	to	18.34%
MFS Mass Inv Gro Stock, Serv Cl
2021	1,619	$2.77	to	$2.61	$4,378	0.03%	0.55%	to	1.45%	24.97%	to	23.85%
2020	1,830	$2.22	to	$2.10	$3,976	0.22%	0.55%	to	1.45%	21.53%	to	20.44%
2019	1,956	$1.82	to	$1.75	$3,510	0.35%	0.55%	to	1.45%	38.82%	to	37.58%
2018	2,311	$1.31	to	$1.27	$2,997	0.33%	0.55%	to	1.45%	0.02%	to	(0.88%)
2017	2,811	$1.31	to	$1.28	$3,658	0.41%	0.55%	to	1.45%	27.40%	to	26.26%
MFS New Dis, Serv Cl
2021	491	$6.02	to	$6.81	$2,211	—	0.55%	to	1.20%	1.02%	to	0.36%
2020	555	$5.96	to	$6.78	$2,478	—	0.55%	to	1.20%	44.78%	to	43.85%
2019	632	$4.12	to	$4.72	$1,949	—	0.55%	to	1.20%	40.50%	to	39.59%
2018	689	$2.93	to	$3.38	$1,519	—	0.55%	to	1.20%	(2.26%)	to	(2.90%)
2017	752	$3.00	to	$3.48	$1,697	—	0.55%	to	1.20%	25.64%	to	24.83%
MFS Utilities, Serv Cl
2021	1,358	$4.72	to	$1.68	$5,742	1.55%	0.55%	to	1.85%	13.20%	to	11.74%
2020	1,420	$4.17	to	$1.50	$5,225	2.19%	0.55%	to	1.85%	5.04%	to	3.68%
2019	1,824	$3.97	to	$1.45	$6,297	3.77%	0.55%	to	1.85%	24.12%	to	22.51%
2018	1,687	$3.20	to	$1.18	$4,920	0.77%	0.55%	to	1.85%	0.25%	to	(1.05%)
2017	2,275	$3.19	to	$1.20	$6,359	4.17%	0.55%	to	1.85%	13.87%	to	12.40%
MS VIF Dis, Cl II
2021	835	$7.18	to	$4.46	$5,880	—	0.55%	to	1.85%	(11.68%)	to	(12.83%)
2020	700	$8.13	to	$5.11	$5,636	—	0.55%	to	1.85%	150.66%	to	147.43%
2019	710	$3.24	to	$2.07	$2,267	—	0.55%	to	1.85%	39.20%	to	37.40%
2018	683	$2.33	to	$1.50	$1,584	—	0.55%	to	1.85%	9.92%	to	8.49%
2017	661	$2.12	to	$1.39	$1,412	—	0.55%	to	1.85%	37.84%	to	36.07%
MS VIF Global Real Est, Cl II
2021	462	$1.73	to	$1.54	$765	2.37%	0.55%	to	1.45%	23.16%	to	22.05%
2020	579	$1.41	to	$1.26	$780	4.33%	0.55%	to	1.45%	(15.32%)	to	(16.08%)
2019	688	$1.66	to	$1.50	$1,099	2.72%	0.55%	to	1.45%	17.41%	to	16.35%
2018	848	$1.41	to	$1.29	$1,158	3.07%	0.55%	to	1.45%	(8.71%)	to	(9.53%)
2017	1,149	$1.55	to	$1.42	$1,725	2.41%	0.55%	to	1.45%	9.11%	to	8.13%

80	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
NB AMT Intl Eq, Cl S
2021	443	$1.77	to	$1.75	$785	0.32%	0.55%	to	1.45%	12.73%	to	11.72%
2020	459	$1.57	to	$1.57	$721	0.50%	0.55%	to	1.45%	11.96%	to	10.95%
2019	506	$1.40	to	$1.41	$711	0.15%	0.55%	to	1.45%	26.98%	to	25.85%
2018	595	$1.10	to	$1.12	$661	0.16%	0.55%	to	1.45%	(17.41%)	to	(18.15%)
2017	628	$1.34	to	$1.37	$846	0.58%	0.55%	to	1.45%	26.07%	to	24.94%
NB AMT US Eq Index PW Strat, Cl S
2021	103	$1.31	to	$1.19	$131	0.30%	0.55%	to	1.85%	17.31%	to	15.78%
2020	104	$1.12	to	$1.03	$115	0.88%	0.55%	to	1.85%	7.67%	to	6.26%
2019	127	$1.04	to	$0.97	$130	0.12%	0.55%	to	1.85%	14.62%	to	13.15%
2018	162	$0.91	to	$0.85	$144	—	0.55%	to	1.85%	(7.29%)	to	(8.50%)
2017	139	$0.98	to	$0.93	$134	—	0.55%	to	1.85%	6.10%	to	4.73%
PIMCO VIT All Asset, Advisor Cl
2021	2,042	$2.17	to	$1.29	$4,146	10.88%	0.55%	to	1.85%	15.41%	to	13.91%
2020	2,152	$1.88	to	$1.13	$3,804	4.83%	0.55%	to	1.85%	7.32%	to	5.93%
2019	2,578	$1.75	to	$1.07	$4,271	2.76%	0.55%	to	1.85%	11.13%	to	9.70%
2018	3,010	$1.58	to	$0.98	$4,513	2.98%	0.55%	to	1.85%	(5.97%)	to	(7.20%)
2017	3,469	$1.68	to	$1.05	$5,559	4.23%	0.55%	to	1.85%	12.76%	to	11.31%
PIMCO VIT Glb Man As Alloc, Adv Cl
2021	272	$1.63	to	$1.40	$422	2.37%	0.55%	to	1.85%	11.98%	to	10.53%
2020	229	$1.45	to	$1.26	$319	7.98%	0.55%	to	1.85%	16.06%	to	14.57%
2019	184	$1.25	to	$1.10	$224	2.15%	0.55%	to	1.85%	16.33%	to	14.81%
2018	153	$1.07	to	$0.96	$161	1.60%	0.55%	to	1.85%	(6.14%)	to	(7.35%)
2017	108	$1.15	to	$1.04	$121	2.27%	0.55%	to	1.85%	13.37%	to	11.92%
PIMCO VIT Tot Return, Advisor Cl
2021	5,837	$1.19	to	$1.07	$6,676	1.73%	0.55%	to	1.85%	(1.91%)	to	(3.17%)
2020	4,922	$1.22	to	$1.10	$5,772	1.99%	0.55%	to	1.85%	7.94%	to	6.56%
2019	3,320	$1.13	to	$1.03	$3,632	2.87%	0.55%	to	1.85%	7.66%	to	6.26%
2018	1,805	$1.05	to	$0.97	$1,858	2.47%	0.55%	to	1.85%	(1.18%)	to	(2.46%)
2017	1,182	$1.06	to	$1.00	$1,245	1.93%	0.55%	to	1.85%	4.24%	to	2.89%
Put VT Global Hlth Care, Cl IB
2021	291	$5.07	to	$5.14	$1,331	1.09%	0.55%	to	1.20%	18.74%	to	17.98%
2020	313	$4.27	to	$4.36	$1,215	0.49%	0.55%	to	1.20%	15.65%	to	14.89%
2019	354	$3.69	to	$3.79	$1,191	—	0.55%	to	1.20%	29.57%	to	28.74%
2018	404	$2.85	to	$2.95	$1,052	0.98%	0.55%	to	1.20%	(1.14%)	to	(1.79%)
2017	463	$2.88	to	$3.00	$1,222	0.56%	0.55%	to	1.20%	14.67%	to	13.93%
Put VT Intl Eq, Cl IB
2021	264	$2.12	to	$2.60	$592	1.16%	0.55%	to	1.20%	8.23%	to	7.52%
2020	270	$1.96	to	$2.42	$560	1.58%	0.55%	to	1.20%	11.48%	to	10.76%
2019	284	$1.76	to	$2.18	$532	1.39%	0.55%	to	1.20%	24.47%	to	23.66%
2018	328	$1.41	to	$1.76	$496	1.42%	0.55%	to	1.20%	(19.56%)	to	(20.08%)
2017	367	$1.75	to	$2.21	$695	2.24%	0.55%	to	1.20%	25.89%	to	25.07%
Put VT Sus Leaders, Cl IB
2021	212	$5.43	to	$5.04	$1,112	0.14%	0.55%	to	1.20%	22.85%	to	22.06%
2020	257	$4.42	to	$4.13	$1,101	0.41%	0.55%	to	1.20%	28.19%	to	27.36%
2019	271	$3.45	to	$3.24	$910	0.45%	0.55%	to	1.20%	35.61%	to	34.73%
2018	302	$2.54	to	$2.41	$750	—	0.55%	to	1.20%	(2.07%)	to	(2.71%)
2017	283	$2.59	to	$2.48	$722	0.65%	0.55%	to	1.20%	28.51%	to	27.69%
Temp Global Bond, Cl 2
2021	1,817	$0.90	to	$0.80	$1,563	—	0.55%	to	1.85%	(5.51%)	to	(6.74%)
2020	1,739	$0.95	to	$0.86	$1,593	8.65%	0.55%	to	1.85%	(5.79%)	to	(7.02%)
2019	1,835	$1.01	to	$0.93	$1,795	7.03%	0.55%	to	1.85%	1.45%	to	0.14%
2018	1,599	$1.00	to	$0.92	$1,550	—	0.55%	to	1.85%	1.38%	to	0.06%
2017	1,669	$0.98	to	$0.92	$1,604	—	0.55%	to	1.85%	1.36%	to	0.06%
VanEck VIP Global Gold, Cl S
2021	870	$1.21	to	$1.08	$1,007	12.12%	0.55%	to	1.85%	(14.48%)	to	(15.59%)
2020	824	$1.41	to	$1.28	$1,121	2.77%	0.55%	to	1.85%	37.87%	to	36.09%
2019	697	$1.02	to	$0.94	$691	—	0.55%	to	1.85%	37.98%	to	36.20%
2018	779	$0.74	to	$0.69	$562	2.89%	0.55%	to	1.85%	(16.16%)	to	(17.26%)
2017	605	$0.88	to	$0.83	$525	3.91%	0.55%	to	1.85%	11.02%	to	9.59%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	81

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Aggr, Cl 2
2021	16,955	$2.75	to	$1.86	$44,160	—	0.55%	to	1.85%	15.12%		to	13.64%
2020	18,239	$2.39	to	$1.64	$41,514	—	0.55%	to	1.85%	14.36%		to	12.88%
2019	20,199	$2.09	to	$1.45	$40,401	—	0.55%	to	1.85%	20.92%		to	19.36%
2018	25,842	$1.73	to	$1.22	$43,028	—	0.55%	to	1.85%	(9.09%)		to	(10.27%)
2017	28,834	$1.90	to	$1.36	$53,064	—	0.55%	to	1.85%	18.26%		to	16.74%
VP Aggr, Cl 4
2021	18,122	$2.75	to	$2.48	$47,715	—	0.55%	to	1.45%	15.14%		to	14.11%
2020	19,366	$2.39	to	$2.17	$44,453	—	0.55%	to	1.45%	14.33%		to	13.30%
2019	21,213	$2.09	to	$1.92	$42,749	—	0.55%	to	1.45%	21.01%		to	19.93%
2018	25,162	$1.73	to	$1.60	$42,067	—	0.55%	to	1.45%	(9.12%)		to	(9.94%)
2017	30,329	$1.90	to	$1.77	$56,004	—	0.55%	to	1.45%	18.22%		to	17.17%
VP Conserv, Cl 2
2021	22,117	$1.57	to	$1.20	$32,802	—	0.55%	to	1.85%	2.25%		to	0.93%
2020	25,323	$1.54	to	$1.19	$36,941	—	0.55%	to	1.85%	8.70%		to	7.30%
2019	23,857	$1.42	to	$1.10	$32,225	—	0.55%	to	1.85%	10.14%		to	8.72%
2018	24,778	$1.29	to	$1.02	$30,494	—	0.55%	to	1.85%	(3.49%)		to	(4.74%)
2017	29,850	$1.33	to	$1.07	$38,140	—	0.55%	to	1.85%	6.83%		to	5.45%
VP Conserv, Cl 4
2021	16,983	$1.57	to	$1.42	$25,375	—	0.55%	to	1.45%	2.25%		to	1.34%
2020	20,061	$1.54	to	$1.40	$29,429	—	0.55%	to	1.45%	8.64%		to	7.66%
2019	20,623	$1.42	to	$1.30	$27,973	—	0.55%	to	1.45%	10.14%		to	9.15%
2018	24,733	$1.29	to	$1.19	$30,595	—	0.55%	to	1.45%	(3.41%)		to	(4.29%)
2017	32,894	$1.33	to	$1.24	$42,344	—	0.55%	to	1.45%	6.75%		to	5.80%
VP Man Risk, Cl 2
2021	8,335	$1.33	to	$1.26	$10,877	—	0.55%	to	1.85%	10.12%		to	8.69%
2020	8,161	$1.21	to	$1.16	$9,715	—	0.55%	to	1.85%	7.20%		to	5.82%
2019	7,592	$1.13	to	$1.09	$8,465	—	0.55%	to	1.85%	15.42%		to	13.93%
2018	4,420	$0.98	to	$0.96	$4,291	—	0.55%	to	1.85%	(5.82%)		to	(7.04%)
2017	696	$1.04	to	$1.03	$721	—	0.55%	to	1.85%	3.53	%(5)	to	3.16	%(5)
VP Man Risk US, Cl 2
2021	25,436	$1.45	to	$1.37	$36,209	—	0.55%	to	1.85%	12.72%		to	11.26%
2020	15,892	$1.29	to	$1.23	$20,146	—	0.55%	to	1.85%	9.19%		to	7.78%
2019	12,921	$1.18	to	$1.14	$15,064	—	0.55%	to	1.85%	17.67%		to	16.15%
2018	7,952	$1.00	to	$0.99	$7,918	—	0.55%	to	1.85%	(4.07%)		to	(5.31%)
2017	1,464	$1.04	to	$1.04	$1,527	—	0.55%	to	1.85%	4.33	%(5)	to	3.95	%(5)
VP Man Vol Conserv, Cl 2
2021	33,416	$1.33	to	$1.20	$43,039	—	0.55%	to	1.85%	2.06%		to	0.74%
2020	41,732	$1.30	to	$1.19	$52,930	—	0.55%	to	1.85%	7.53%		to	6.14%
2019	35,735	$1.21	to	$1.12	$42,317	—	0.55%	to	1.85%	11.30%		to	9.86%
2018	30,502	$1.09	to	$1.02	$32,610	—	0.55%	to	1.85%	(3.12%)		to	(4.38%)
2017	28,773	$1.12	to	$1.07	$31,923	—	0.55%	to	1.85%	7.30%		to	5.91%
VP Man Vol Conserv Gro, Cl 2
2021	78,230	$1.43	to	$1.32	$110,899	—	0.55%	to	1.85%	4.88%		to	3.52%
2020	78,589	$1.37	to	$1.28	$106,710	—	0.55%	to	1.85%	8.55%		to	7.15%
2019	78,613	$1.26	to	$1.19	$98,805	—	0.55%	to	1.85%	13.37%		to	11.90%
2018	73,073	$1.11	to	$1.07	$81,398	—	0.55%	to	1.85%	(4.83%)		to	(6.07%)
2017	70,376	$1.17	to	$1.13	$82,765	—	0.55%	to	1.85%	10.58%		to	9.16%
VP Man Vol Gro, Cl 2
2021	416,960	$1.65	to	$1.60	$713,185	—	0.55%	to	1.85%	11.28%		to	9.84%
2020	421,538	$1.48	to	$1.46	$650,069	—	0.55%	to	1.85%	10.69%		to	9.26%
2019	416,877	$1.34	to	$1.33	$582,691	—	0.55%	to	1.85%	17.61%		to	16.09%
2018	415,535	$1.14	to	$1.15	$494,859	—	0.55%	to	1.85%	(8.24%)		to	(9.43%)
2017	398,166	$1.24	to	$1.27	$517,727	—	0.55%	to	1.85%	16.84%		to	15.33%
VP Man Vol Mod Gro, Cl 2
2021	663,538	$1.55	to	$1.46	$1,089,495	—	0.55%	to	1.85%	8.10%		to	6.71%
2020	690,902	$1.43	to	$1.37	$1,053,891	—	0.55%	to	1.85%	9.77%		to	8.35%
2019	719,637	$1.31	to	$1.26	$1,004,403	—	0.55%	to	1.85%	15.53%		to	14.04%
2018	747,685	$1.13	to	$1.11	$907,187	—	0.55%	to	1.85%	(6.37%)		to	(7.59%)
2017	734,386	$1.21	to	$1.20	$955,177	—	0.55%	to	1.85%	13.72%		to	12.25%

82	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod, Cl 2
2021	248,772	$2.13	to	$1.51	$502,487	—	0.55%	to	1.85%	8.41%		to	7.01%
2020	257,626	$1.97	to	$1.41	$482,331	—	0.55%	to	1.85%	12.25%		to	10.80%
2019	270,587	$1.75	to	$1.27	$453,343	—	0.55%	to	1.85%	15.50%		to	14.00%
2018	280,024	$1.52	to	$1.11	$408,204	—	0.55%	to	1.85%	(6.09%)		to	(7.31%)
2017	295,267	$1.62	to	$1.20	$460,519	—	0.55%	to	1.85%	12.60%		to	11.15%
VP Mod, Cl 4
2021	212,114	$2.14	to	$1.92	$432,673	—	0.55%	to	1.45%	8.45%		to	7.47%
2020	241,282	$1.97	to	$1.79	$455,609	—	0.55%	to	1.45%	12.17%		to	11.17%
2019	281,063	$1.76	to	$1.61	$474,916	—	0.55%	to	1.45%	15.54%		to	14.50%
2018	331,809	$1.52	to	$1.41	$487,286	—	0.55%	to	1.45%	(6.09%)		to	(6.93%)
2017	394,228	$1.62	to	$1.51	$619,029	—	0.55%	to	1.45%	12.59%		to	11.58%
VP Mod Aggr, Cl 2
2021	82,152	$2.43	to	$1.68	$189,530	—	0.55%	to	1.85%	11.69%		to	10.25%
2020	91,524	$2.18	to	$1.52	$190,173	—	0.55%	to	1.85%	13.41%		to	11.94%
2019	102,483	$1.92	to	$1.36	$188,684	—	0.55%	to	1.85%	18.06%		to	16.53%
2018	117,098	$1.63	to	$1.17	$183,224	—	0.55%	to	1.85%	(7.55%)		to	(8.75%)
2017	129,247	$1.76	to	$1.28	$219,806	—	0.55%	to	1.85%	15.51%		to	14.03%
VP Mod Aggr, Cl 4
2021	54,164	$2.43	to	$2.19	$125,938	—	0.55%	to	1.45%	11.72%		to	10.72%
2020	63,210	$2.18	to	$1.98	$132,160	—	0.55%	to	1.45%	13.39%		to	12.37%
2019	79,122	$1.92	to	$1.76	$146,514	—	0.55%	to	1.45%	18.10%		to	17.04%
2018	97,241	$1.63	to	$1.50	$153,087	—	0.55%	to	1.45%	(7.59%)		to	(8.42%)
2017	119,707	$1.76	to	$1.64	$204,731	—	0.55%	to	1.45%	15.56%		to	14.52%
VP Mod Conserv, Cl 2
2021	52,311	$1.83	to	$1.34	$90,527	—	0.55%	to	1.85%	5.16%		to	3.80%
2020	57,730	$1.74	to	$1.29	$95,549	—	0.55%	to	1.85%	10.40%		to	8.97%
2019	56,344	$1.58	to	$1.19	$84,862	—	0.55%	to	1.85%	12.89%		to	11.43%
2018	58,559	$1.40	to	$1.06	$78,451	—	0.55%	to	1.85%	(4.65%)		to	(5.89%)
2017	64,661	$1.46	to	$1.13	$91,299	—	0.55%	to	1.85%	9.41%		to	8.00%
VP Mod Conserv, Cl 4
2021	45,021	$1.83	to	$1.65	$78,614	—	0.55%	to	1.45%	5.21%		to	4.26%
2020	51,624	$1.74	to	$1.58	$86,036	—	0.55%	to	1.45%	10.38%		to	9.39%
2019	56,774	$1.58	to	$1.45	$86,070	—	0.55%	to	1.45%	12.87%		to	11.86%
2018	66,311	$1.40	to	$1.29	$89,481	—	0.55%	to	1.45%	(4.58%)		to	(5.44%)
2017	80,729	$1.47	to	$1.37	$114,672	—	0.55%	to	1.45%	9.31%		to	8.34%
VP Ptnrs Core Eq, Cl 3
2021	530	$3.33	to	$2.98	$1,686	—	0.55%	to	1.45%	28.63%		to	27.48%
2020	640	$2.59	to	$2.34	$1,593	—	0.55%	to	1.45%	16.20%		to	15.16%
2019	781	$2.23	to	$2.03	$1,681	—	0.55%	to	1.45%	25.69%		to	24.56%
2018	860	$1.77	to	$1.63	$1,479	—	0.55%	to	1.45%	(8.59%)		to	(9.41%)
2017	1,048	$1.94	to	$1.80	$1,978	—	0.55%	to	1.45%	19.62%		to	18.55%
VP Ptnrs Sm Cap Val, Cl 3
2021	839	$3.27	to	$2.49	$3,393	—	0.55%	to	1.45%	23.21%		to	22.10%
2020	1,062	$2.65	to	$2.04	$3,483	—	0.55%	to	1.45%	3.55%		to	2.62%
2019	1,189	$2.56	to	$1.99	$3,804	—	0.55%	to	1.45%	19.00%		to	17.94%
2018	1,305	$2.15	to	$1.69	$3,529	—	0.55%	to	1.45%	(14.07%)		to	(14.85%)
2017	1,582	$2.50	to	$1.98	$5,014	—	0.55%	to	1.45%	6.44%		to	5.49%
VP US Flex Conserv Gro, Cl 2(8)
2021	22,654	$1.29	to	$1.30	$30,735	—	0.55%	to	1.85%	6.91%		to	5.53%
2020	27,322	$1.21	to	$1.24	$34,878	—	0.55%	to	1.85%	5.29%		to	3.93%
2019	19,470	$1.15	to	$1.19	$23,725	—	0.55%	to	1.85%	14.23%		to	12.75%
2018	9,570	$1.00	to	$1.05	$10,259	—	0.55%	to	1.85%	(3.03%)		to	(4.29%)
2017	4,497	$1.04	to	$1.10	$5,001	—	0.55%	to	1.85%	3.43	%(5)	to	9.68%
VP US Flex Gro, Cl 2(8)
2021	164,863	$1.45	to	$1.56	$268,291	—	0.55%	to	1.85%	14.87%		to	13.38%
2020	150,582	$1.27	to	$1.37	$214,263	—	0.55%	to	1.85%	4.23%		to	2.88%
2019	120,102	$1.21	to	$1.34	$164,705	—	0.55%	to	1.85%	19.54%		to	18.00%
2018	73,877	$1.02	to	$1.13	$85,132	—	0.55%	to	1.85%	(4.45%)		to	(5.69%)
2017	38,686	$1.06	to	$1.20	$46,874	—	0.55%	to	1.85%	6.17	%(5)	to	16.29%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT	83

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP US Flex Mod Gro, Cl 2(8)
2021	100,979	$1.38	to	$1.43	$150,643	—	0.55%	to	1.85%	10.86%		to	9.43%
2020	95,376	$1.24	to	$1.31	$128,964	—	0.55%	to	1.85%	4.95%		to	3.60%
2019	86,714	$1.18	to	$1.26	$112,220	—	0.55%	to	1.85%	16.93%		to	15.42%
2018	58,990	$1.01	to	$1.09	$65,582	—	0.55%	to	1.85%	(3.77%)		to	(5.02%)
2017	33,346	$1.05	to	$1.15	$38,748	—	0.55%	to	1.85%	4.93	%(5)	to	13.08%
Wanger Intl
2021	2,201	$4.52	to	$2.71	$8,547	0.55%	0.55%	to	1.45%	18.16%		to	17.10%
2020	2,450	$3.83	to	$2.31	$8,060	2.05%	0.55%	to	1.45%	13.74%		to	12.72%
2019	2,875	$3.36	to	$2.05	$8,297	0.80%	0.55%	to	1.45%	29.28%		to	28.12%
2018	3,400	$2.60	to	$1.60	$7,597	2.03%	0.55%	to	1.45%	(18.15%)		to	(18.89%)
2017	4,066	$3.18	to	$1.98	$11,001	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
Wanger USA
2021	1,997	$4.86	to	$3.85	$12,517	0.73%	0.55%	to	1.45%	8.30%		to	7.33%
2020	2,291	$4.49	to	$3.58	$13,240	—	0.55%	to	1.45%	23.55%		to	22.44%
2019	2,855	$3.63	to	$2.93	$13,265	0.26%	0.55%	to	1.45%	30.38%		to	29.21%
2018	3,388	$2.79	to	$2.27	$12,028	0.09%	0.55%	to	1.45%	(2.00%)		to	(2.89%)
2017	4,359	$2.84	to	$2.33	$15,457	—	0.55%	to	1.45%	18.93%		to	17.87%
WA Var Global Hi Yd Bond, Cl II
2021	651	$1.33	to	$1.19	$830	4.24%	0.55%	to	1.85%	0.49%		to	(0.81%)
2020	538	$1.33	to	$1.20	$684	3.81%	0.55%	to	1.85%	6.54%		to	5.15%
2019	520	$1.24	to	$1.14	$625	6.31%	0.55%	to	1.85%	13.39%		to	11.92%
2018	329	$1.10	to	$1.02	$352	4.73%	0.55%	to	1.85%	(4.70%)		to	(5.93%)
2017	350	$1.15	to	$1.08	$395	5.08%	0.55%	to	1.85%	7.83%		to	6.44%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on September 18, 2017.
(6)	New subaccount operations commenced on April 27, 2018.
(7)	New subaccount operations commenced on April 24, 2020.
(8)	Effective September 18, 2017, the Fund option became available under RAVA Advantage and RAVA Select.

84	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2021 ANNUAL REPORT

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

Opinion

We have audited the accompanying financial statements of RiverSource Life Insurance Co. of New York (the “Company”), which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years then ended, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years then ended in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/  PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 21, 2022

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2021	2020
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2021, $1,710,400; 2020, $1,680,340, allowance for credit losses: 2021, nil; 2020, $739)	$1,840,154	$1,873,639
Mortgage loans, at amortized cost (allowance for credit losses: 2021, $859; 2020, $2,075)	155,720	166,845
Policy loans	52,068	48,712
Other investments	512	484
Total investments	2,048,454	2,089,680
Cash and cash equivalents	370,237	262,009
Reinsurance recoverables (allowance for credit losses: 2021, $5,400; 2020, $4,800)	184,971	185,087
Other receivables	13,830	8,250
Accrued investment income	13,440	13,653
Deferred acquisition costs	175,258	162,650
Other assets	411,394	324,757
Separate account assets	5,432,261	5,122,397
Total assets	$8,649,845	$8,168,483

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$2,106,471	$2,169,010
Other liabilities	551,780	346,842
Separate account liabilities	5,432,261	5,122,397
Total liabilities	8,090,512	7,638,249
Shareholder’s Equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	420,377	350,273
Accumulated other comprehensive income, net of tax	30,030	71,035
Total shareholder’s equity	559,333	530,234
Total liabilities and shareholder’s equity	$8,649,845	$8,168,483

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2021	2020	2019
Revenues
Premiums	$15,416	$17,699	$21,052
Net investment income	65,369	70,451	75,807
Policy and contract charges	139,659	123,702	121,572
Other revenues	27,360	24,526	23,990
Net realized investment gains (losses)	11,580	(346)	(1,035)
Total revenues	259,384	236,032	241,386

Benefits and Expenses
Benefits, claims, losses and settlement expenses	84,589	83,691	75,842
Interest credited to fixed accounts	47,165	49,171	49,390
Amortization of deferred acquisition costs	6,296	18,276	10,892
Other insurance and operating expenses	35,838	35,551	37,170
Total benefits and expenses	173,888	186,689	173,294
Pretax income (loss)	85,496	49,343	68,092
Income tax provision (benefit)	15,392	7,671	8,993
Net income	$70,104	$41,672	$59,099

See Notes to Financial Statements.

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2021	2020	2019

Net income	$70,104	$41,672	$59,099
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(41,005)	25,508	45,957
Total other comprehensive income (loss), net of tax	(41,005)	25,508	45,957
Total comprehensive income	$29,099	$67,180	$105,056

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2019	$2,000	$106,926	$295,481	$(430)	$403,977
Cumulative effect of adoption of premium amortization on purchased callable debt securities guidance	—	—	(150)	—	(150)
Net income	—	—	59,099	—	59,099
Other comprehensive income (loss), net of tax	—	—	—	45,957	45,957
Cash dividends to RiverSource Life Insurance Company	—	—	(43,000)	—	(43,000)

Balances at December 31, 2019	2,000	106,926	311,430	45,527	465,883
Cumulative effect of adoption of current expected credit losses guidance	—	—	(2,829)	—	(2,829)
Net income	—	—	41,672	—	41,672
Other comprehensive income (loss), net of tax	—	—	—	25,508	25,508

Balances at December 31, 2020	2,000	106,926	350,273	71,035	530,234
Net income	—	—	70,104	—	70,104
Other comprehensive income (loss), net of tax	—	—	—	(41,005)	(41,005)
Balances at December 31, 2021	$2,000	$106,926	$420,377	$30,030	$559,333

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2021	2020	2019
Cash Flows from Operating Activities
Net income	$70,104	$41,672	$59,099
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	2,903	1,575	952
Deferred income tax (benefit) expense	(7,895)	(10,626)	(8,503)
Contractholder and policyholder charges, non-cash	(26,825)	(26,308)	(25,518)
(Gain) Loss from equity method investments	(44)	(53)	(57)
Net realized investment (gains) losses	(11,901)	(1,350)	(22)
Impairments and provision for loan losses	321	1,696	1,054
Change in operating assets and liabilities:
Deferred acquisition costs	(8,743)	3,739	(8,170)
Policyholder account balances, future policy benefits and claims, net	(41,807)	115,496	39,172
Derivatives, net of collateral	93,328	(34,858)	(27,855)
Reinsurance recoverables	(265)	(8,659)	(9,332)
Other receivables	(5,580)	(237)	(682)
Accrued investment income	213	(593)	1,819
Current income tax, net	(19,210)	19,086	2,495
Other, net	10,712	3,676	3,257
Net cash provided by (used in) operating activities	55,311	104,256	27,709

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	15,898	6,109	8,752
Maturities, sinking fund payments and calls	322,473	208,944	227,635
Purchases	(361,731)	(329,029)	(147,680)
Proceeds from maturities and repayments of mortgage loans	18,041	18,508	16,829
Funding of mortgage loans	(5,700)	(23,585)	(23,650)
Net proceeds from sales of other investments	47	3	—
Purchase of other investments	(9)	(9)	8
Change in policy loans, net	(3,356)	621	445
Net cash provided by (used in) investing activities	(14,337)	(118,438)	82,339

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	119,937	121,283	138,744
Net transfers from (to) separate accounts	(13,581)	(239)	(2,793)
Surrenders and other benefits	(91,215)	(86,335)	(113,264)
Proceeds from line of credit with Ameriprise Financial, Inc.	5,800	6,000	2,500
Repayments to Ameriprise Financial, Inc. on line of credit	(5,800)	(6,000)	(2,500)
Cash received from purchased options with deferred premiums	53,361	—	42,423
Cash paid for purchased options with deferred premiums	(1,248)	(7,638)	(16,812)
Cash dividends to RiverSource Life Insurance Company	—	—	(43,000)
Net cash provided by (used in) financing activities	67,254	27,071	5,298
Net increase (decrease) in cash and cash equivalents	108,228	12,889	115,346
Cash and cash equivalents at beginning of period	262,009	249,120	133,774
Cash and cash equivalents at end of period	$370,237	$262,009	$249,120
Supplemental Disclosures:
Income taxes paid (received), net	$42,497	$(790)	$14,965

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 21, 2022, the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders. During 2021, the Company made the decision to discontinue new sales of substantially all of its variable annuities with living benefit guarantees at the end of 2021, with a full exit by mid-2022. As the Company continues to optimize its risk profile and shift its business mix to lower risk offerings, it has discontinued new sales of its UL insurance with secondary guarantees.

The Company also offers immediate annuities, traditional life insurance and disability income (“DI”) insurance. In 2020, the Company discontinued sales of fixed deferred annuities.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company adopted accounting standard, Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments, on January 1, 2020. The significant accounting policies for Available-for-Sale Securities, Financing Receivables, and Reinsurance were updated as a result of adopting the new accounting standard.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for

RiverSource Life Insurance Co. of New York

credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments. However, for Available-for-Sale securities that recognized an impairment prior to January 1, 2020 by reducing the book value of the security, the difference between the new amortized cost basis and the improved cash flows expected to be collected is accreted as interest income.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for loan losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on mortgage loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on mortgage loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”)

RiverSource Life Insurance Co. of New York

ratios and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Nonaccrual Loans

Mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for mortgage loans.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Modifications to loan terms do not automatically result in troubled debt restructurings (“TDRs”). Per the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus, modifications made on a good faith basis in response to the coronavirus disease 2019 (“COVID-19”) pandemic to borrowers who were not more than 30 days past due as of December 31, 2019, such as payment deferrals, extensions of repayment terms, fee waivers, or delays in payment that are not significant to the unpaid principal value of the loan, are not considered TDRs. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated selling costs. Upon foreclosure, the mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include the fact that the Company has no actual history of losses and the fact that industry data

RiverSource Life Insurance Co. of New York

may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFS advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and

RiverSource Life Insurance Co. of New York

bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and Separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products.

Guarantees accounted for as insurance liabilities include GMDB, guaranteed minimum income benefit (“GMIB”) and the life contingent benefits associated with GMWB. In addition, UL and VUL policies with product features that result in profits followed by losses are accounted for as insurance liabilities.

Guarantees accounted for as embedded derivatives include GMAB and the non-life contingent benefits associated with GMWB. In addition, the portion of indexed annuities and IUL policies allocated to the indexed account is accounted for as an embedded derivative.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as Reinsurance recoverables.

RiverSource Life Insurance Co. of New York

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilize assumptions established as of the date the payout phase is initiated. The liabilities are the present value of future estimated payments reduced for mortality (which is based on industry mortality tables with modifications based on the Company’s experience) and discounted with interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. The fair value of embedded derivatives related to IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

RiverSource Life Insurance Co. of New York

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Net level premium includes anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Gross premium valuation includes expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using current best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or

RiverSource Life Insurance Co. of New York

loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis. Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes — Simplifying the Accounting for Income Taxes

In December 2019, the Financial Accounting Standards Board (“FASB”) updated the accounting standards to simplify the accounting for income taxes. The update eliminates certain exceptions to: (1) accounting principles related to intra-period tax allocation to be applied on a prospective basis, (2) deferred tax liabilities related to outside basis differences to be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption, and (3) year-to-date losses in interim periods to be applied on a prospective basis. The update also amends existing guidance related to situations when an entity receives: (1) a step-up in the tax basis of goodwill to be applied on a prospective basis, (2) an allocation of income tax expense when members of a consolidated tax filing group issue separate financial statements to be applied on a retrospective basis for all periods presented, (3) interim recognition of enactment of tax laws or rate changes to be applied on a prospective basis, and (4) franchise taxes and other taxes partially based on income to be applied on a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The standard is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The Company adopted the standard on January 1, 2021. The adoption of this standard had no impact on the Company’s financial condition or results of operations.

Future Adoption of New Accounting Standards

Reference Rate Reform — Expedients for Contract Modifications

In March 2020, the FASB updated the accounting standards to provide optional expedients and exceptions for applying GAAP to contracts, hedging or other transactions that are affected by reference rate reform (i.e., the elimination of the London Inter-Bank Offered Rate (“LIBOR”)). The following expedients are provided for modified contracts whose reference rate is changed: (1) receivables and debt contracts are accounted for prospectively by adjusting the effective interest rate, (2) leases are accounted for as a continuation of the existing contracts with no reassessments of the lease classification and discount rate or remeasurements of lease payments that otherwise would be required, and (3) an entity is not required to reassess its original conclusion about whether that contract contains an embedded derivative that is clearly and closely related to the economic characteristics and risks of the host contract. The amendments in this update were effective upon issuance and must be elected prior to December 31, 2022. When elected, the optional expedients for contract modifications must be applied consistently for all eligible contracts or eligible transactions. In January 2021, FASB updated the standard to allow an entity to elect to apply the treatment under the original guidance to derivative instruments that use an interest rate that for margining, discounting or contract price alignment that will be modified due to reference rate reform but did not qualify under the original guidance. The Company has not yet applied any of the optional expedients. The adoption of the standard is not expected to have an impact on the Company’s results of operations and financial condition.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contractholder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

RiverSource Life Insurance Co. of New York

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature including the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, disability income, long term care insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. The standard is effective for interim and annual periods beginning after December 15, 2022. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently in the process of implementing the standard, including the implementation of controlled measurement and reporting processes. The Company expects the impact of adopting the standard to be material to its financial condition and results of operations.

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$11,402	$10,217	$9,802
Unaffiliated	936	747	752
Total	12,338	10,964	10,554
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,908	2,560	2,492
Unaffiliated	1,127	1,019	1,062
	4,035	3,579	3,554
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management LLC)	22,969	20,638	20,122
Unaffiliated	282	226	215
	23,251	20,864	20,337
Total	27,286	24,443	23,891
Total revenue from contracts with customers	39,624	35,407	34,445
Revenue from other sources(1)	219,760	200,625	206,941
Total revenues	$259,384	$236,032	$241,386

(1)	Amounts primarily consist of revenue associated with insurance and annuity products or financial instruments.

RiverSource Life Insurance Co. of New York

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $3.6 million and $3.3 million as of December 31, 2021 and 2020, respectively.

5.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2021
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value

Fixed maturities:
Corporate debt securities	$921,350	$90,826	$(4,480)	$—	$1,007,696
Residential mortgage backed securities	337,609	3,997	(1,303)	—	340,303
Commercial mortgage backed securities	320,574	8,502	(763)	—	328,313
State and municipal obligations	108,074	30,827	(5)	—	138,896
Asset backed securities	20,894	1,910	(6)	—	22,798
Foreign government bonds and obligations	1,789	271	(22)	—	2,038
U.S. government and agency obligations	110	—	—	—	110
Total	$1,710,400	$136,333	$(6,579)	$—	$1,840,154

RiverSource Life Insurance Co. of New York

	December 31, 2020
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value

Fixed maturities:
Corporate debt securities	$978,633	$131,349	$(349)	$(739)	$1,108,894
Residential mortgage backed securities	243,325	7,679	(7)	—	250,997
Commercial mortgage backed securities	303,212	19,344	(792)	—	321,764
State and municipal obligations	123,621	34,364	—	—	157,985
Asset backed securities	29,609	2,067	—	—	31,676
Foreign government bonds and obligations	1,829	395	(12)	—	2,212
U.S. government and agency obligations	111	—	—	—	111
Total	$1,680,340	$195,198	$(1,160)	$(739)	$1,873,639

As of December 31, 2021 and 2020, accrued interest of $12.9 million and $13.1 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2021 and 2020, investment securities with a fair value of $208.8 million and $91.4 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $144.3 million and $37.9 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of both December 31, 2021 and 2020, fixed maturity securities comprised approximately 90% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2021 and 2020, $34.6 million and $43.7 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2021			December 31, 2020
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$674,144	$686,258	37%	$567,469	$596,282	32%
AA	59,332	80,770	5	67,672	92,126	5
A	181,353	216,077	12	218,043	267,217	14
BBB	687,598	740,720	40	687,026	768,632	41
Below investment grade	107,973	116,329	6	140,130	149,382	8
Total fixed maturities	$1,710,400	$1,840,154	100%	$1,680,340	$1,873,639	100%

As of December 31, 2021 and 2020, approximately 46% and 38%, respectively, of securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any issuer were greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2021 and 2020.

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2021
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	56	$223,974	$(3,986)	6	$7,924	$(494)	62	$231,898	$(4,480)
Residential mortgage backed securities	8	201,216	(1,303)	—	—	—	8	201,216	(1,303)
Commercial mortgage backed securities	12	74,061	(761)	1	863	(2)	13	74,924	(763)
Asset backed securities	1	4,493	(6)	—	—	—	1	4,493	(6)
State and municipal obligations	2	500	(5)	—	—	—	2	500	(5)
Foreign government bonds and obligations	—	—	—	1	86	(22)	1	86	(22)
Total	79	$504,244	$(6,061)	8	$8,873	$(518)	87	$513,117	$(6,579)

RiverSource Life Insurance Co. of New York

	December 31, 2020
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	12	$28,018	$(266)	1	$1,591	$(83)	13	$29,609	$(349)
Residential mortgage backed securities	2	1,367	(7)	1	59	—	3	1,426	(7)
Commercial mortgage backed securities	8	36,014	(710)	3	3,184	(82)	11	39,198	(792)
Foreign government bonds and obligations	—	—	—	1	96	(12)	1	96	(12)
Total	22	$65,399	$(983)	6	$4,930	$(177)	28	$70,329	$(1,160)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2021 is primarily attributable to higher interest rates. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2021 and 2020, approximately 77% and 72%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance at January 1, 2020(1)	$—
Additions for which credit losses were not previously recorded	975
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(236)
Balance at December 31, 2020	739
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(104)
Charge-offs	(635)
Balance at December 31, 2021	$—

(1)

Prior to January 1, 2020, credit losses on Available-for-Sale securities were not recorded in an allowance but were recorded as a reduction of the book value of the security if the security was other-than-temporarily impaired.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Gross realized investment gains	$11,923	$1,461	$284
Gross realized investment losses	(9)	(111)	(262)
Credit reversals (losses)	104	(739)	(1,054)
Other impairments	(1,641)	—	—
Total	$10,377	$611	$(1,032)

Net credit reversals for the year ended December 31, 2021 primarily related to decreases in an allowance for credit losses. For the year ended December 31, 2020, credit losses primarily related to recording an allowance for credit losses on certain corporate debt securities, primarily in the oil and gas industry. Other-than-temporary impairments for the year ended December 31, 2019 related to corporate debt securities. Other impairments for the year ended December 31, 2021 were the result of intent to sell certain Available-for-Sale securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

RiverSource Life Insurance Co. of New York

Available-for-Sale securities by contractual maturity as of December 31, 2021 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$108,095	$109,464
Due after one year through five years	336,859	356,233
Due after five years through 10 years	231,914	240,251
Due after 10 years	354,455	442,792
	1,031,323	1,148,740
Residential mortgage backed securities	337,609	340,303
Commercial mortgage backed securities	320,574	328,313
Asset backed securities	20,894	22,798
Total	$1,710,400	$1,840,154

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Fixed maturities	$57,644	$60,840	$65,554
Mortgage loans	7,223	7,876	7,223
Policy loans and other investments	2,411	3,480	4,797
	67,278	72,196	77,574
Less: investment expenses	1,909	1,745	1,767
Total	$65,369	$70,451	$75,807

7.  FINANCING RECEIVABLES

Financing receivables are comprised of mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following tables present a rollforward of the allowance for credit losses:

(in thousands)	Mortgage Loans
Balance at December 31, 2019(1)	$2,038
Cumulative effect of adoption of current expected credit losses guidance	(919)
Balance at January 1, 2020	1,119
Provisions	956
Balance at December 31, 2020	2,075
Provisions	(1,216)
Balance at December 31, 2021	$859

(1)	Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset.

(in thousands)	Mortgage Loans
Balance at January 1, 2019	$2,038
Charge-offs	—
Balance at December 31, 2019	$2,038

As of December 31, 2021 and 2020, accrued interest on mortgage loans was $501 thousand and $537 thousand, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of mortgage loans.

Credit Quality Information

All loans were considered to be performing as of both December 31, 2021 and 2020.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review. Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk

RiverSource Life Insurance Co. of New York

changes. Mortgage loans which management has assigned its highest risk rating were nil as of both December 31, 2021 and 2020. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. Total mortgage loan modifications through December 31, 2020 due to the COVID-19 pandemic consisted of 5 loans with a total unpaid balance of $7.3 million. Modifications primarily consisted of short-term forbearance and interest only payments. There were no additional modifications during the year ended December 31, 2021. As of December 31, 2021, there were no loans remaining that were modified due to COVID-19. All loans returned to their normal payment schedules. Total mortgage loans past due were nil as of both December 31, 2021 and 2020.

The tables below present the amortized cost basis of mortgage loans by year of origination and loan-to-value ratio:

(in thousands)	December 31, 2021
	2021	2020	2019	2018	2017	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	2,500	1,940	2,702	2,261	—	1,332	10,735
60% – 80%	1,786	5,913	2,408	3,514	4,255	1,471	19,347
40% – 60%	1,384	7,769	11,767	12,934	8,010	21,749	63,613
<40%	—	6,655	2,675	6,070	10,148	37,336	62,884
Total	$5,670	$22,277	$19,552	$24,779	$22,413	$61,888	$156,579

(in thousands)	December 31, 2020
	2020	2019	2018	2017	2016	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	1,903	5,264	2,328	—	2,407	—	11,902
60% – 80%	7,972	9,713	3,632	3,327	3,079	4,653	32,376
40% – 60%	7,368	4,403	16,771	10,107	3,881	13,853	56,383
<40%	5,694	880	3,002	12,461	3,529	42,693	68,259
Total	$22,937	$20,260	$25,733	$25,895	$12,896	$61,199	$168,920

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
	2021	2020	2021	2020
	(in thousands)
Pacific	$45,171	$47,925	29%	28%
South Atlantic	27,124	30,108	17	18
Mountain	22,735	22,801	15	13
Middle Atlantic	17,604	21,531	11	13
East North Central	13,621	12,634	9	7
West North Central	13,224	14,579	8	9
West South Central	7,669	8,212	5	5
East South Central	5,629	5,970	4	4
New England	3,802	5,160	2	3

	156,579	168,920	100%	100%

Less: allowance for credit losses	859	2,075

Total	$155,720	$166,845

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
	2021	2020	2021	2020
	(in thousands)
Retail	$45,906	$48,272	29%	29%
Apartments	44,365	49,786	28	29
Industrial	30,310	31,885	19	19
Office	18,023	19,939	12	12
Mixed use	7,883	8,302	5	5
Other	10,092	10,736	7	6

	156,579	168,920	100%	100%

Less: allowance for credit losses	859	2,075

Total	$155,720	$166,845

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Troubled Debt Restructurings

There were no loans accounted for as a troubled debt restructuring by the Company during the years ended December 31, 2021, 2020 and 2019. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

Management updates market-related inputs on a quarterly basis and implements model changes related to the living benefit valuation. In addition, management conducts its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2021 primarily reflected a favorable impact from lower surrenders on variable annuities with living benefits and spread changes on universal life products. The impact of unlocking to DAC for the year ended December 31, 2020 primarily reflected updates to interest rate assumptions, partially offset by a favorable impact from lower surrenders on annuity contracts with a withdrawal benefit. The impact of unlocking to DAC for the year ended December 31, 2019 primarily reflected updated mortality assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities, partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits.

The balances of and changes in DAC were as follows:

(in thousands)	2021	2020	2019
Balance at January 1	$162,650	$174,062	$177,196
Capitalization of acquisition costs	15,039	14,537	19,062
Amortization	(12,277)	(13,599)	(10,536)
Amortization, impact of valuation assumptions review	5,981	(4,677)	(356)
Impact of change in net unrealized (gains) losses on securities	3,865	(7,673)	(11,304)
Balance at December 31	$175,258	$162,650	$174,062

The balances of and changes in DSIC, which is included in Other assets, were as follows:

(in thousands)	2021	2020	2019
Balance at January 1	$8,596	$10,096	$12,066
Capitalization of sales inducement costs	52	59	60
Amortization	(934)	(730)	(896)
Amortization, impact of valuation assumptions review	102	(902)	95
Impact of change in net unrealized (gains) losses on securities	282	73	(1,229)
Balance at December 31	$8,098	$8,596	$10,096

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

RiverSource Life Insurance Co. of New York

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2021 and 2020, traditional life and UL insurance policies in force were $11.5 billion and $11.4 billion, respectively, of which $8.1 billion as of both December 31, 2021 and 2020 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Direct premiums	$26,456	$29,441	$32,695
Reinsurance ceded	(11,040)	(11,742)	(11,643)
Net premiums	$15,416	$17,699	$21,052

Policy and contract charges are presented on the Statements of Income net of $9.3 million, $8.5 million and $7.9 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2021, 2020 and 2019, respectively.

The amount of claims recovered through reinsurance on all contracts was $16.0 million, $22.7 million and $18.4 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Reinsurance recoverables include $143.4 million and $141.6 million related to LTC risk ceded to Genworth as of December 31, 2021 and 2020, respectively.

Policyholder account balances, future policy benefits and claims include $1.4 million and $1.5 million related to previously assumed reinsurance arrangements as of December 31, 2021 and 2020, respectively.

RiverSource Life Insurance Co. of New York

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2021	2020
Policyholder account balances
Fixed annuities(1)	$779,580	$801,476
Variable annuity fixed sub-accounts	268,266	268,830
UL/VUL insurance	193,239	190,878
IUL insurance	143,396	124,665
Other life insurance	28,265	29,870
Total policyholder account balances	1,412,746	1,415,719
Future policy benefits
Variable annuity GMWB	97,348	136,924
Variable annuity GMAB(2)	(2,705)	(542)
Other annuity liabilities	8,896	11,561
Fixed annuity life contingent liabilities	74,672	80,411
Life and DI insurance	66,569	70,504
LTC insurance	355,747	357,716
UL/VUL and other life insurance additional liabilities	84,319	81,079
Total future policy benefits	684,846	737,653
Policy claims and other policyholders’ funds	8,879	15,638
Total policyholder account balances, future policy benefits and claims	$2,106,471	$2,169,010

(1)	Includes fixed deferred annuities and non-life contingent fixed payout annuities.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2021 and 2020 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.23% to 9.38% as of December 31, 2021, depending on year of issue, with an average rate of approximately 3.7%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

RiverSource Life Insurance Co. of New York

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 2.3% to 10% as of December 31, 2021. Anticipated interest rates for DI policies ranged from 3.0% to 7.5% as of December 31, 2021 and for LTC policies ranged from 5.0% to 5.7% as of December 31, 2021.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.0% for DI and LTC claims, respectively, as of December 31, 2021.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2021	2020
Variable annuity	$4,897,176	$4,647,548
VUL insurance	534,001	473,946
Other insurance	1,084	903
Total	$5,432,261	$5,122,397

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

RiverSource Life Insurance Co. of New York

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2021				December 31, 2020
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$3,981,649	$3,893,764	$212	68	$3,763,679	$3,673,185	$210	68
Five/six-year reset	472,012	306,636	337	68	455,790	292,486	382	68
One-year ratchet	526,810	514,172	704	71	506,958	494,418	292	70
Five-year ratchet	157,344	153,695	72	69	161,472	157,507	56	68
Total — GMDB	$5,137,815	$4,868,267	$1,325	68	$4,887,899	$4,617,596	$940	68
GMIB	$14,253	$12,895	$57	72	$12,653	$11,311	$88	71
GMWB:
GMWB	$119,783	$119,419	$27	75	$124,413	$124,059	$2	74
GMWB for life	2,999,127	2,996,699	333	69	2,860,105	2,854,447	182	69
Total — GMWB	$3,118,910	$3,116,118	$360	69	$2,984,518	$2,978,506	$184	69
GMAB	$196,030	$196,030	$5	61	$218,850	$218,515	$—	61

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2021		December 31, 2020
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$470,385	68	$471,997	67

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2019	$816	$306	$25,740	$(1,895)	$44,685
Incurred claims	(174)	(99)	27,864	(2,092)	10,317
Paid claims	(72)	—	—	—	(3,522)
Balance at December 31, 2019	570	207	53,604	(3,987)	51,480
Incurred claims	806	(9)	83,320	3,445	15,959
Paid claims	(447)	—	—	—	(5,364)
Balance at December 31, 2020	929	198	136,924	(542)	62,075
Incurred claims	680	(10)	(39,577)	(2,163)	10,183
Paid claims	(2)	—	—	—	(2,490)
Balance at December 31, 2021	$1,607	$188	$97,347	$(2,705)	$69,768

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2021	2020
Mutual funds:
Equity	$2,889,953	$2,666,142
Bond	1,486,601	1,544,298
Other	502,889	419,740
Total mutual funds	$4,879,443	$4,630,180

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2021, 2020 and 2019.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$961,862	$45,834	$1,007,696
Residential mortgage backed securities	—	340,303	—	340,303
Commercial mortgage backed securities	—	328,313	—	328,313
State and municipal obligations	—	138,896	—	138,896
Asset backed securities	—	22,798	—	22,798
Foreign government bonds and obligations	—	2,038	—	2,038
U.S. government and agency obligations	110	—	—	110
Total Available-for-Sale securities	110	1,794,210	45,834	1,840,154
Cash equivalents	—	370,121	—	370,121
Other assets:
Interest rate derivative contracts	—	75,145	—	75,145
Equity derivative contracts	1,459	252,365	—	253,824
Foreign exchange derivative contracts	—	547	—	547
Total other assets	1,459	328,057	—	329,516
Separate account assets at net asset value (“NAV”)				5,432,261	(1)
Total assets at fair value	$1,569	$2,492,388	$45,834	$7,972,052

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$51,617	$51,617
GMWB and GMAB embedded derivatives	—	—	71,065	71,065	(2)
Total policyholder account balances, future policy benefits and claims	—	—	122,682	122,682	(3)
Other liabilities:
Interest rate derivative contracts	—	36,683	—	36,683
Equity derivative contracts	4	194,211	—	194,215
Foreign exchange derivative contracts	52	—	—	52
Total other liabilities	56	230,894	—	230,950
Total liabilities at fair value	$56	$230,894	$122,682	$353,632

RiverSource Life Insurance Co. of New York

	December 31, 2020
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$1,044,410	$64,484	$1,108,894
Residential mortgage backed securities	—	250,997	—	250,997
Commercial mortgage backed securities	—	321,764	—	321,764
State and municipal obligations	—	157,985	—	157,985
Asset backed securities	—	31,676	—	31,676
Foreign government bonds and obligations	—	2,212	—	2,212
U.S. government and agency obligations	111	—	—	111
Total Available-for-Sale securities	111	1,809,044	64,484	1,873,639
Cash equivalents	—	261,893	—	261,893
Other assets:
Interest rate derivative contracts	—	88,052	—	88,052
Equity derivative contracts	872	163,462	—	164,334
Foreign exchange derivative contracts	7	723	—	730
Total other assets	879	252,237	—	253,116
Separate account assets at NAV				5,122,397	(1)
Total assets at fair value	$990	$2,323,174	$64,484	$7,511,045

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$52,327	$52,327
GMWB and GMAB embedded derivatives	—	—	116,490	116,490	(4)
Total policyholder account balances, future policy benefits and claims	—	—	168,817	168,817	(5)
Other liabilities:
Interest rate derivative contracts	—	50,738	—	50,738
Equity derivative contracts	2,369	51,002	—	53,371
Foreign exchange derivative contracts	2	—	—	2
Total other liabilities	2,371	101,740	—	104,111
Total liabilities at fair value	$2,371	$101,740	$168,817	$272,928

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $81.1 million of individual contracts in a liability position and $10.0 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2021.

(3)	The Company’s adjustment for nonperformance risk resulted in a $34.0 million cumulative decrease to the embedded derivatives as of December 31, 2021.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $121.7 million of individual contracts in a liability position and $5.2 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2020.

(5)	The Company’s adjustment for nonperformance risk resulted in a $40.2 million cumulative decrease to the embedded derivatives as of December 31, 2020.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for- Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance at January 1, 2021	$64,484		$(52,327)		$(116,490)		$(168,817)
Total gains (losses) included in:
Net income	(66	)(1)	(4,136	)(2)	73,798	(3)	69,662
Other comprehensive income (loss)	(1,237)		—		—		—
Issues	—		(299)		(21,012)		(21,311)
Settlements	(9,341)		5,145		(7,361)		(2,216)
Transfers into Level 3	33,041		—		—		—
Transfers out of Level 3	(41,047)		—		—		—
Balance at December 31, 2021	$45,834		$(51,617)		$(71,065)		$(122,682)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2021	$(61	)(1)	$(4,136	)(2)	$71,262	(3)	$67,126
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2021	$(962)		$—		$—		$—

	Available-for- Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance at January 1, 2020	$64,484		$(47,214)		$(32,326)		$(79,540)
Total gains (losses) included in:
Net income	(71	)(1)	(4,566	)(2)	(59,884	)(3)	(64,450)
Other comprehensive income (loss)	1,503		—		—		—
Purchases	5,441		—		—		—
Issues	—		(4,896)		(20,634)		(25,530)
Settlements	(6,873)		4,349		(3,646)		703
Balance at December 31, 2020	$64,484		$(52,327)		$(116,490)		$(168,817)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2020	$(71	)(1)	$(4,566	)(2)	$(62,930	)(3)	$(67,496)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2020	$1,504		$—		$—		$—

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance at January 1, 2019	$108,823	$50	$108,873		$(31,504)		$(9,642)		$(41,146)
Total gains (losses) included in:
Net income	(34)	—	(34	)(1)	(10,734	)(2)	(1,908	)(3)	(12,642)
Other comprehensive income (loss)	3,017	8	3,025		—		—		—
Purchases	—	2,000	2,000		—		—		—
Issues	—	—	—		(9,000)		(20,553)		(29,553)
Settlements	(47,322)	(188)	(47,510)		4,024		(223)		3,801
Transfers out of Level 3	—	(1,870)	(1,870)		—		—		—
Balance at December 31, 2019	$64,484	$—	$64,484		$(47,214)		$(32,326)		$(79,540)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2019	$(15)	$—	$(15	)(1)	$(10,734	)(2)	$(1,726	)(3)	$(12,460)

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Co. of New York

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(4.2) million, $11.3 million and $(8.9) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2021, 2020 and 2019, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2021
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$45,816	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.9%	1.3%
IUL embedded derivatives	$51,617	Discounted cash flow	Nonperformance risk(2)	65 bps			65	bps
GMWB and GMAB embedded derivatives	$71,065	Discounted cash flow	Utilization of guaranteed withdrawals(3)(4)	0.0%	–	48.0%	10.9%
			Surrender rate(5)	0.1%	–	55.7%	3.6%
			Market volatility(6)(7)	4.3%	–	16.8%	10.8%
			Nonperformance risk(2)	65 bps			65	bps

	December 31, 2020
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$64,467	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	3.3%	1.5%
IUL embedded derivatives	$52,327	Discounted cash flow	Nonperformance risk(2)	65 bps			65	bps
GMWB and GMAB embedded derivatives	$116,490	Discounted cash flow	Utilization of guaranteed withdrawals(3)(4)	0.0%	–	48.0%	11.0%
			Surrender rate(5)	0.1%	–	73.5%	3.7%
			Market volatility(6)(7)	4.3%	–	17.1%	11.0%
			Nonperformance risk(2)	65 bps			65	bps

(1)

The weighted average for the spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(3)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(4)

The weighted average utilization rate represents the average assumption for the current year, weighting each policy evenly. The calculation excludes policies that have already started taking withdrawals.

(5)

The weighted average surrender rate is weighted based on the benefit base of each contract and represents the average assumption in the current year including the effect of a dynamic surrender formula.

(6)	Market volatility represents the implied volatility of fund of funds and managed volatility funds.
(7)	The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert

RiverSource Life Insurance Co. of New York

future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2021 and 2020. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of certain variable annuity riders and IUL products.

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value as the present value of future expected benefit payments less the present value of future expected rider fees attributable to the embedded derivative feature. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to implied volatility as

RiverSource Life Insurance Co. of New York

well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2021 and 2020. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the years ended December 31, 2021 and 2020, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2021
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$155,720	$—	$—	$162,999	$162,999
Policy loans	52,068	—	52,068	—	52,068

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$782,398	$—	$—	$914,709	$914,709
Separate account liabilities – investment contracts	4,124	—	4,124	—	4,124

	December 31, 2020
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$166,845	$—	$—	$175,982	$175,982
Policy loans	48,712	—	48,712	—	48,712

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$804,299	$—	$—	$982,120	$982,120
Separate account liabilities – investment contracts	4,057	—	4,057	—	4,057

See Note 7 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefits and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

RiverSource Life Insurance Co. of New York

13.  RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $23.1 million, $24.1 million and $26.3 million for the years ended December 31, 2021, 2020 and 2019, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $698 thousand and $19.0 million as of December 31, 2021 and 2020, respectively.

Lines of Credit

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2021 and 2020.

Dividends or Distributions

During 2021, 2020 and 2019, the Company paid cash dividends or distributions of nil, nil and $43.0 million, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2021 and 2020, application of these New York prescribed practices which deviate from the NAIC requirements resulted in a decrease to the Company’s statutory surplus of $149.2 million and $128.9 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $63.6 million, $13.8 million and $(2.9) million for the years ended December 31, 2021, 2020 and 2019, respectively.

RiverSource Life Insurance Co. of New York

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) were as follows:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Net Income
Net income, per accompanying GAAP financial statements	$70,104	$41,672	$59,099
Net income (loss), SAP basis(1)	6,125	(46,207)	(82,785)
Difference	$63,979	$87,879	$141,884

	December 31,
(in thousands)	2021	2020
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$559,333	$530,234
Capital and surplus, SAP basis(2)	309,105	305,353
Difference	$250,228	$224,881

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $200.2 million and $196.4 million as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, bonds carried at $110 thousand and $111 thousand, respectively, were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2021
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$323,686	$—	$323,686	$(56,063)	$(266,282)	$—	$1,341
OTC cleared	5,189	—	5,189	(2,555)	—	—	2,634
Exchange-traded	641	—	641	(56)	—	—	585
Total derivatives	$329,516	$—	$329,516	$(58,674)	$(266,282)	$—	$4,560

	December 31, 2020
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$249,810	$—	$249,810	$(61,916)	$(183,931)	$—	$3,963
OTC cleared	3,175	—	3,175	(1,109)	—	—	2,066
Exchange-traded	131	—	131	(131)	—	—	—
Total derivatives	$253,116	$—	$253,116	$(63,156)	$(183,931)	$—	$6,029

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2021
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$228,339	$—	$228,339	$(56,063)	$(36,429)	$(135,700)	$147
OTC cleared	2,555	—	2,555	(2,555)	—	—	—
Exchange-traded	56	—	56	(56)	—	—	—
Total derivatives	$230,950	$—	$230,950	$(58,674)	$(36,429)	$(135,700)	$147

	December 31, 2020
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$100,631	$—	$100,631	$(61,916)	$(1,220)	$(37,258)	$237
OTC cleared	1,109	—	1,109	(1,109)	—	—	—
Exchange-traded	2,371	—	2,371	(131)	—	—	2,240
Total derivatives	$104,111	$—	$104,111	$(63,156)	$(1,220)	$(37,258)	$2,477

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2021			December 31, 2020
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)(3)		Assets(1)	Liabilities(2)(3)
Derivatives not designated as hedging instruments
Interest rate contracts	$3,340,500	$75,145	$36,683	$3,404,600	$88,052	$50,738
Equity contracts	1,922,156	253,824	194,215	1,428,409	164,334	53,371
Foreign exchange contracts	54,825	547	52	41,993	730	2
Total non-designated hedges	5,317,481	329,516	230,950	4,875,002	253,116	104,111
Embedded derivatives
GMWB and GMAB(4)	N/A	—	71,065	N/A	—	116,490
IUL	N/A	—	51,617	N/A	—	52,327
Total embedded derivatives	N/A	—	122,682	N/A	—	168,817
Total derivatives	$5,317,481	$329,516	$353,632	$4,875,002	$253,116	$272,928

N/A Not applicable

(1)	The fair value of freestanding derivative assets is included in Other assets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the Company’s derivative liabilities after considering the effects of master netting arrangements, cash collateral held by the same counterparty and the fair value of net embedded derivatives was $258.5 million and $208.6 million as of December 31, 2021 and 2020, respectively. See Note 15 for additional information related to master netting arrangements and cash collateral.

(4)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2021 included $81.1 million of individual contracts in a liability position and $10.0 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2020 included $121.7 million of individual contracts in a liability position and $5.2 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of both December 31, 2021 and 2020, investment securities with a fair value of nil were received as collateral to meet contractual obligations under derivative contracts, of which nil may be sold, pledged or rehypothecated by the Company. As of both December 31, 2021 and 2020, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2021 and 2020, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year ended December 31, 2021
Interest rate contracts	$—	$(49,439)
Equity contracts	4,552	(38,592)
Foreign exchange contracts	—	477
GMWB and GMAB embedded derivatives	—	45,425
IUL embedded derivatives	1,009	—
Total gain (loss)	$5,561	$(42,129)
Year ended December 31, 2020
Interest rate contracts	$—	$90,348
Equity contracts	2,991	(32,970)
Foreign exchange contracts	—	(231)
GMWB and GMAB embedded derivatives	—	(84,164)
IUL embedded derivatives	(217)	—
Total gain (loss)	$2,774	$(27,017)
Year ended December 31, 2019
Interest rate contracts	$—	$59,242
Equity contracts	5,524	(67,523)
Foreign exchange contracts	—	76
GMWB and GMAB embedded derivatives	—	(22,684)
IUL embedded derivatives	(6,710)	—
Total gain (loss)	$(1,186)	$(30,889)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using options, swaptions, swaps and futures.

The deferred premium associated with certain of the above options and swaptions is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2021:

(in thousands)	Premiums Payable	Premiums Receivable
2022	$1,034	$—
2023	560	—
2024	319	—
2025	160	—
2026	23,700	—
Total	$25,773	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into equity and index options and futures contracts.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2021 and 2020, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $165.6 million and $35.1 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2021 and 2020 was $165.6 million and $35.0 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2021 and 2020 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $111 thousand, respectively.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the amounts related to each component of unrealized gains (losses) on securities in OCI and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2019			$(430)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$102,606	$(21,546)	81,060
Reclassification of net (gains) losses on securities included in net income(2)	22	(5)	17
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(44,455)	9,335	(35,120)
Total other comprehensive income (loss)	58,173	(12,216)	45,957
Balance of AOCI at December 31, 2019			45,527
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	59,055	(12,401)	46,654
Reclassification of net (gains) losses on securities included in net income(2)	(611)	128	(483)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(26,156)	5,493	(20,663)
Total other comprehensive income (loss)	32,288	(6,780)	25,508
Balance of AOCI at December 31, 2020			71,035
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	(53,907)	11,321	(42,586)
Reclassification of net (gains) losses on securities included in net income(2)	(10,377)	2,179	(8,198)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	12,379	(2,600)	9,779
Total other comprehensive income (loss)	$(51,905)	$10,900	(41,005)
Balance of AOCI at December 31, 2021			$30,030

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Current income tax
Federal	$22,663	$18,213	$17,365
State and local	624	84	131
Total current income tax	23,287	18,297	17,496
Deferred federal income tax	(7,895)	(10,626)	(8,503)
Total income tax provision	$15,392	$7,671	$8,993

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2021	2020	2019
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(2.3)	(4.4)	(3.3)
Foreign tax credit, net of addback	(1.2)	—	(4.2)
Other	0.5	(1.0)	(0.3)
Income tax provision	18.0%	15.6%	13.2%

The increase in the effective tax rate for the year ended December 31, 2021 compared to 2020 was primarily due to higher pre-tax income relative to tax preferred items. The increase in the effective tax rate for the year ended December 31, 2020 compared to 2019 was primarily due to decreased foreign tax credits, net of addback.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2021 and 2020. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in thousands)	2021	2020
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$57,902	$66,993
Investment related	10,691	—
Other	49	46
Gross deferred income tax assets	68,642	67,039
Deferred income tax liabilities
Deferred acquisition costs	29,289	27,725
Net unrealized gains on Available-for Sale securities	10,165	21,064
Investment related	—	7,689
Deferred sales inducement costs	1,815	1,978
Other	91	96
Gross deferred income tax liabilities	41,360	58,552
Net deferred income tax assets	$27,282	$8,487

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of both December 31, 2021 and 2020.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2021	2020	2019
Balance at January 1	$372	$397	$573
Reductions based on tax positions related to the current year	(26)	(25)	(26)
Additions for tax positions of prior years	—	—	358
Audit settlements	—	—	(508)
Balance at December 31	$346	$372	$397

If recognized, approximately $218 thousand, $218 thousand and $65 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2021, 2020 and 2019, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by $346 thousand in the next 12 months due to Internal Revenue Service (“IRS”) settlements.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $11 thousand, $15 thousand and $16 thousand in interest and penalties for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020, the Company had a payable of $74 thousand and $63 thousand, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The federal statute of limitations are closed on years through 2015, except for one issue for 2014 and 2015 which was claimed on amended returns. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2016 through 2020. Ameriprise Financial’s or its subsidiaries’, including the Company’s, state income tax returns are currently under examination by various jurisdictions for years ranging from 2015 through 2019.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

As of December 31, 2021 and 2020, the Company’s funding commitments for mortgage loan commitments was $3.4 million and nil, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2021, these guarantees range from 1% to 5%.

RiverSource Life Insurance Co. of New York

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examinations or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which includes information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s life insurance and variable annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.

These legal proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in one or more proceedings could eventually result in adverse judgments, settlements, fines, penalties or other sanctions, in addition to further claims, examinations or adverse publicity that could have a material adverse effect on the Company’s financial condition, results of operations or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2021 and 2020, the Company had no accrual established for estimated future guaranty fund assessments.